As filed with the Securities and Exchange Commission on June 24, 1998

                            Registration No. 33-90888
                                    811-9010

                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 11 |X|

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 13 |X|


                          TRANSAMERICA INVESTORS, INC.
                           (Exact Name of Registrant)

                     1150 South Olive, Los Angeles, CA 90015
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (213) 742-2111

Name and Address of Agent for Service:

Reid A. Evers, Esquire

Vice President and Associate General Counsel

Transamerica Occidental Life Insurance Company
1150 South Olive
Los Angeles, CA  90015

                                  Approximate  date  of  proposed  sale  to  the
                      public: As soon as practicable after effectiveness of the Registration Statement.


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Form 24F-2 for the year ended December 31, 1997 was filed on March 20, 1998.

         It                is proposed  that this filing will become  effective:
                           |_|immediately upon filing pursuant to paragraph (b) |X| on June 30, 1998 pursuant to paragraph (b)
                           |_| 60 days after filing pursuant to paragraph (a)(1) |_| on ___________ pursuant to paragraph (a)(1)
                           |_| 75 days after filing pursuant to paragraph (a)(2) |_| on__ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
                           |_| this  Post-Effective  Amendment  designates a new
            effective date for a previously filed Post-Effective Amendment.

                          TRANSAMERICA INVESTORS, INC.

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(b)

PART A   INFORMATION REQUIRED IN A PROSPECTUS

N-1A Item No.                                        Caption
1.       Cover Page                                           Cover Page

2.       Synopsis                                    Cover Page
                                                              Fund Expenses

3.       Condensed Financial Information             Financial Highlights

4.       General Description of Registrant           Cover Page
                                                              A General Discussion About Risk
                                                              The Funds in Detail
                                                              Organization and Management
                                                              General Information

5.       Management of the Fund                      The Management Team
                                                              Organization and Management
                                                              General Information

5.A.     Management's Discussion of Performance      Investment Adviser's Performance
                                                                  Managing Similar Accounts

6.       Capital Stock and Other Securities          The Management Team
                                                              Dividends and Capital Gains
                                                              What About Taxes?
                                                              General Information

7.       Purchase of Securities Being Offered                 Shareholder Services
                                                              Opening Your Account
                                                              How to Buy Shares
                                                              Other Investor Requirements and
  Services

8.       Redemption or Repurchase                    Shareholder Services
                                                              How to Sell Shares

N-1A Item No.                                        Caption

8.       Redemption or Repurchase (continued)        How to Exchange Shares
                                                              Other Investor Requirements and
                                                                 Services
                                                              Share Price

9.       Pending Legal Proceedings                   General Information



PART B   INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL                    INFORMATION

N-1A Item No.                                        Caption

10.      Cover Page                                           Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             [Not Applicable]

13.      Investment Objectives and Policies          Investment Objectives and Policies
                                                              Investment Restrictions

14.      Management of the Registrant                Management of the Company
                                                              Investment Advisory and Other
  Services

15.      Control Persons and Principal                        Management of the Company
           Holder of Securities

16.      Investment Advisory and Other Practices     Investment Advisory and Other
  Services

17.      Brokerage Allocation and Other Practices    Brokerage Allocation

18.      Capital Stock and Other Securities          Purchase and Redemption of Shares

19.      Purchase, Redemption and Pricing of         Purchase and Redemption of Shares
           Pricing of Securities Being Offered

20.      Tax Status                                           Taxes

21.      Underwriters                                         Management of the Company
N-1A Item No.                                        Caption

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                                 Financial Statements



PART C            OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                          TRANSAMERICA INVESTORS, INC.

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(b)

PART A   INFORMATION REQUIRED IN A PROSPECTUS

N-1A Item No.                                        Caption
1.       Cover Page                                           Cover Page

2.       Synopsis                                    Cover Page
                                                              Fund Expenses

3.       Condensed Financial Information             [Not Applicable]

4.       General Description of Registrant           Cover Page
                                                              A General Discussion About Risk
                                                              The Funds in Detail
                                                              Organization and Management
                                                              General Information

5.       Management of the Fund                      Organization and Management
                                                              General Information

5.A.     Management's Discussion of Performance      Investment Adviser's Performance
                                                                  Managing Similar Accounts

6.       Capital Stock and Other Securities          Dividends and Capital Gains
                                                              Tax Information
                                                              General Information

7.       Purchase of Securities Being Offered                 Buying and Selling Shares
                                                              Other Investor Requirements and
  Services

8.       Redemption or Repurchase                    Buying and Selling Shares
                                                              Share Price

9.       Pending Legal Proceedings                   General Information



PART B   INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL                    INFORMATION

N-1A Item No.                                        Caption

10.      Cover Page                                           Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             [Not Applicable]

13.      Investment Objectives and Policies          Investment Objectives and Policies
                                                              Investment Restrictions

14.      Management of the Registrant                Management of the Company
                                                              Investment Advisory and Other
  Services

15.      Control Persons and Principal                        Management of the Company
           Holder of Securities

16.      Investment Advisory and Other Practices     Investment Advisory and Other
  Services

17.      Brokerage Allocation and Other Practices    Brokerage Allocation

18.      Capital Stock and Other Securities          Purchase and Redemption of Shares

19.      Purchase, Redemption and Pricing of         Purchase and Redemption of Shares
           Pricing of Securities Being Offered

20.      Tax Status                                           Taxes

21.      Underwriters                                         Management of the Company

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                                 [Not Applicable]







PART C            OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                          TRANSAMERICA INVESTORS, INC.

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(b)

PART A   INFORMATION REQUIRED IN A PROSPECTUS

N-1A Item No.                                        Caption
1.       Cover Page                                           Cover Page

2.       Synopsis                                    Cover Page
                                                              Fund Expenses

3.       Condensed Financial Information             Financial Highlights

4.       General Description of Registrant           Cover Page
                                                              A General Discussion About Risk
                                                              The Funds in Detail
                                                              Organization and Management
                                                              General Information

5.       Management of the Fund                      The Management Team
                                                              Organization and Management
                                                              General Information

5.A.     Management's Discussion of Performance      Investment Adviser's Performance
                                                                  Managing Similar Accounts

6.       Capital Stock and Other Securities          The Management Team
                                                              Dividends and Capital Gains
                                                              What About Taxes?
                                                              General Information

7.       Purchase of Securities Being Offered                 Shareholder Services
                                                              Opening Your Account
                                                              How to Buy Shares
                                                              Other Investor Requirements and
  Services

8.       Redemption or Repurchase                    Shareholder Services
                                                              How to Sell Shares

N-1A Item No.                                        Caption

8.       Redemption or Repurchase (continued)        How to Exchange Shares
                                                              Other Investor Requirements and
                                                                 Services
                                                              Share Price

9.       Pending Legal Proceedings                   General Information



PART B   INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL                    INFORMATION

N-1A Item No.                                        Caption

10.      Cover Page                                           Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             [Not Applicable]

13.      Investment Objectives and Policies          Investment Objectives and Policies
                                                              Investment Restrictions

14.      Management of the Registrant                Management of the Company
                                                              Investment Advisory and Other
  Services

15.      Control Persons and Principal                        Management of the Company
           Holder of Securities

16.      Investment Advisory and Other Practices     Investment Advisory and Other
  Services

17.      Brokerage Allocation and Other Practices    Brokerage Allocation

18.      Capital Stock and Other Securities          Purchase and Redemption of Shares

19.      Purchase, Redemption and Pricing of         Purchase and Redemption of Shares
           Pricing of Securities Being Offered

20.      Tax Status                                           Taxes

21.      Underwriters                                         Management of the Company
N-1A Item No.                                        Caption

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                                 Financial Statements



PART C            OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                          TRANSAMERICA INVESTORS, INC.

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(b)

PART A   INFORMATION REQUIRED IN A PROSPECTUS

N-1A Item No.                                        Caption
1.       Cover Page                                           Cover Page

2.       Synopsis                                    Cover Page
                                                              Fund Expenses

3.       Condensed Financial Information             [Not Applicable]

4.       General Description of Registrant           Cover Page
                                                              A General Discussion About Risk
                                                              The Funds in Detail
                                                              Organization and Management
                                                              General Information

5.       Management of the Fund                      Organization and Management
                                                              General Information

5.A.     Management's Discussion of Performance      Investment Adviser's Performance
                                                                  Managing Similar Accounts

6.       Capital Stock and Other Securities          Dividends and Capital Gains
                                                              Tax Information
                                                              General Information

7.       Purchase of Securities Being Offered                 Buying and Selling Shares
                                                              Other Investor Requirements and
  Services

8.       Redemption or Repurchase                    Buying and Selling Shares
                                                              Share Price

9.       Pending Legal Proceedings                   General Information



PART B   INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL                    INFORMATION

N-1A Item No.                                        Caption

10.      Cover Page                                           Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             [Not Applicable]

13.      Investment Objectives and Policies          Investment Objectives and Policies
                                                              Investment Restrictions

14.      Management of the Registrant                Management of the Company
                                                              Investment Advisory and Other
  Services

15.      Control Persons and Principal                        Management of the Company
           Holder of Securities

16.      Investment Advisory and Other Practices     Investment Advisory and Other
  Services

17.      Brokerage Allocation and Other Practices    Brokerage Allocation

18.      Capital Stock and Other Securities          Purchase and Redemption of Shares

19.      Purchase, Redemption and Pricing of         Purchase and Redemption of Shares
           Pricing of Securities Being Offered

20.      Tax Status                                           Taxes

21.      Underwriters                                         Management of the Company

22.      Calculation of Performance Data             Performance Information

23.      Financial Statements                                 [Not Applicable]







PART C            OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Transamerica Premier Funds -- Investor Shares

Prospectus: June 30, 1998

         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund

Your Guide
This guide (the "Prospectus") will provide you with helpful insights and details about the Investor Class of shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

Transamerica Investors, Inc.
Transamerica Investors, Inc. (the "Company") is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $1,000 per Fund, or $250 to open an IRA.
See "Minimum Investments" on page 43 for more details.

Additional Information and Assistance
For additional details about the Funds, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.


Table of Contents

The Funds at a Glance                                                  3
Fund Expenses                                                 6
Financial Highlights                                                   7
Investment Adviser's Performance Managing
   Similar Accounts                                                    9
The Management Team                                           14
The Funds In Detail                                                    15
         Transamerica Premier Aggressive Growth Fund          15
         Transamerica Premier Small Company Fund     16
         Transamerica Premier Equity Fund                     18
         Transamerica Premier Value Fund                      19
         Transamerica Premier Index Fund                      21
         Transamerica Premier Balanced Fund          23
         Transamerica Premier High Yield Bond Fund   25
         Transamerica Premier Bond Fund                       27
         Transamerica Premier Cash Reserve Fund               29
A General Discussion About Risk                               30
Investment Procedures and Risk Considerations                 31
Shareholder Services                                                   40
         Opening Your Account                                 40
         How to Buy Shares                                             41
         How to Sell Shares                                            43
         How to Exchange Shares                               46
         Other Investor Requirements and Services             47
Dividends and Capital Gains                                            48
What About Taxes?                                             49
Share Price                                                            51
Organization and Management                                   51
General Information                                           57








The Funds at a Glance

The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 15. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 31.

Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 15 for more details.

Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 16 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 18 for more details.

Transamerica Premier Value Fund
      The Fund seeks to maximize capital appreciation.
      It invests  primarily  in  securities  of  companies  that the  Investment
     Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 19 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
      See page 21 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.
      See page 23 for more details.

Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      The Fund is intended for investors who wish to invest in the bond market and are willing to assume additional risk in return for above-average income potential.
      See page 25for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page 27 for more details.

Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.
      See page 29 for more details.

Availability
Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page 59.


Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)

                                                                                      High
                           Aggressive   Small                                         Yield            Cash
Transaction Expense        Growth   Company   Equity   Value   Index  Balanced  Bond  Bond  Reserve
Sales Charge
   on Purchases1           None        None           None      None    None   None       None     None  None
Redemption Fee             None        None           None      None    None   None       None     None  None
Sales Charge on
   Reinvested Dividends    None        None           None      None    None   None       None     None  None
Contingent Deferred
   Sales Charge            None        None           None      None    None   None       None     None  None

Annual Fund Operating Expenses (as a percent of average net assets)

                                                     Other Expenses             Total Operating
Transamerica                                         After Waiver and  Expenses After Waiver
Premier Funds        Adviser Fee2   12b-1 Fee3       Reimbursement4             and Reimbursement5
--------------------------------------------------------------------------------------------------
Aggressive Growth     0.85%         0.25%            0.30%                      1.40%
Small Company         0.85%         0.25%            0.30%                      1.40%
Equity                0.85%         0.25%            0.40%                      1.50%
Value                 0.75%         0.25%            0.20%                      1.20%
Index                 0.00%         0.10%            0.15%                      0.25%
High Yield Bond       0.55%         0.25%            0.10%                      0.90%
Bond                  0.60%         0.25%            0.45%                      1.30%
Balanced     0.75%         0.25%            0.45%                      1.45%
Cash Reserve          0.00%         0.00%            0.25%                      0.25%

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example

Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment in the Investor Class of Shares of the Funds below using an assumed annual return of 5%, would be:6

Transamerica Premier Funds 1 Year           3 Years           5 Years           10 Years
----------------------------------------------------------------------------------------
Aggressive Growth          $14              $44               $77               $168
Small Company              $14              $44               $77              $168
Equity                     $15              $47               $82              $179
Value                      $12              $38               $66              $146
Index                      $ 3             $  8              $14              $  32
Balanced                   $15              $46               $79               $174
High Yield Bond           $  8             $26               $44              $  99
Bond                      $13              $41               $71              $157
Cash Reserve              $  3             $  8              $14              $  32

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.

1 Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges. 2 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 3 below. See "Adviser Fee" on page 55 for additional information. 3 12b-1 fees cover costs of advertising and marketing the Funds. The distributor may waive the 12b-1 fee from time to time, at its discretion. For more information on 12b-1 fees, see "Distribution Plan" on page 56. 4 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 14. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund and the High Yield Bond Fund are based on estimated expenses and estimated net assets for its first fiscal year. 5 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages: 1.40% for the Aggressive Growth Fund, 1.40% for the Small Company Fund, 1.50% for the Equity Fund, 1.20% for the Value Fund, 0.25% for the Index Fund, 1.45% for the Balanced Fund, 0.90% for the High Yield Bond Fund, 1.30% for the Bond Fund, and 0.25% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the year ended December 31, 1997, the ratio of total operating expenses to average net assets would have been 2.08% for the Aggressive Growth Fund, 2.12% for the Small Company Fund, 1.51% for the Equity Fund, 1.57% for the Index Fund, 1.62% for the Balanced Fund, 1.64% for the Bond Fund, and 0.95% for the Cash Reserve Fund. It is estimated to be 1.51% for the High Yield Bond Fund, and 1.29% for the Value Fund based on estimated $12.5 million and $75 million in assets respectively. 6 The expenses in the example assume no fees for IRA or SEP accounts.


Financial Highlights

The following information has been audited by Ernst & Young LLP, independent certified public accountants, whose unqualified reports covering the fiscal years ended December 31, 1995, 1996 and 1997 are incorporated by reference herein and appear in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report. Further information about the Funds' performance is included in the annual report which may be obtained without charge by writing or calling the address or telephone number on page 1.

                  Transamerica Premier       Transamerica Premier          Transamerica Premier
Transamerica Premier
                  Aggressive Growth Fund  Small Company Fund  Equity Fund                  Index Fund
                  Period Ended         Period Ended        Year Ended       Year Ended            Period
Ended       Year Ended         Year Ended         Period Ended
                  December 31, 1997* December 31, 1997*   December 31, 1997  December 31, 1996   December 31,
-------------------------------------------------------------------------------------------------------------
1995*  December 31, 1997  December 31, 1996  December 31, 1995*
---------------------------------------------------------------
Net Asset Value
Beginning of period  $10.00      $10.00         $12.65        $9.82          $10.00        $11.96
                     ----------------------------------------------------------------------------
$10.59        $10.00
Investment Operations
Net investment income
   (loss)1                     (0.03)       (0.02)           (0.04)        (0.06)             0.02
0.32            0.27             0.06
Net realized and
   unrealized gain (loss) 2.21       2.51              6.05           2.91            (0.20)
                          ------------------------------------------------------------------
3.60            2.06             0.53
-------------------------------------
Total from investment
   Operations                2.18        2.49               6.01           2.85            (0.18)
                             --------------------------------------------------------------------
3.92            2.33              0.59
--------------------------------------
Distributions to
Shareholders From:
Net investment income - -           - -                 - -             (0.02)              - -
(0.32)          (0.33)               - -
Net realized gains        - -            - -                (0.13)          - -                  - -
                          --------------------------------------------------------------------------
(0.07)          (0.63)               - -
----------------------------------------
Total distributions       - -            - -                (0.13)        (0.02)              - -
(0.39)          (0.96)                    - -
Net Asset Value
End of period       $12.18    $12.49           $18.53       $12.65          $9.82         $15.49        $11.96
                    ------------------------------------------------------------------------------------------
        $10.59
Total Return2       21.80%   24.90%         47.51%      29.07%       (1.80)%      33.14%       22.33%
                    ---------------------------------------------------------------------------------
5.90%
Ratios and
Supplemental Data
Expenses to average
net assets:
After reimbursement/
  fee waiver        1.40%+ 1.40%+            1.49%        1.50%          0.25%        0.25%        0.35%
0.25%
Before reimbursement/
  fee waiver        2.08%+ 2.12%+            1.51%        1.95%         2.39%        1.57%         2.29%
4.12%
Net investment income (loss),
  after reimbursement/
  fee waiver       (0.59)%+ (0.43)%+       (0.71)%    (0.66)%         1.51%        2.31%        2.48%
2.70%
Portfolio turnover rate   17%       74%               13%          60%            - -              11%
94%               4%
Average commission rate 3  $0.0650  $0.0562 $0.0619  $0.0660  $0.0678  $0.0407  $0.0363 $0.0418
Net assets, end of period  $12,780  $11,122 $111,567 $30,454  $11,070  $23,992  $10,814 $6,934
       (in thousands)

* Each Fund commenced operations on October 2, 1995, except for the Aggressive Growth and Small Company funds which commenced operations on July 1, 1997.

+        Annualized
1 Net investment income (loss) is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.06) for the Aggressive Growth Fund and $(0.06) for the Small Company Fund for the period ended December 31, 1997. If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.04), $(0.10) and $(0.01) for the Equity Fund, and $0.14, $0.06 and $(0.03) for the Index Fund for the periods ended December 31, 1997, 1996 and 1995, respectively.

2 Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

3 Represents the average commission rate paid on equity security transactions on which commissions are charged.


                  Transamerica Premier               Transamerica Premier                        Transamerica
Premier
                  Bond Fund                 Balanced Fund                       Cash Reserve Fund
                                             Year Ended  Year Ended  Period Ended        Year Ended  Year Ended
Period Ended                                                  Year Ended  Year Ended  Period Ended
         December 31, 1997  December 31, 1996  December 31, 1995*  December 31, 1997  December 31, 1996 December
31, 1995*  December 31, 1997        December 31, 1996December 31, 1995*

Net Asset Value
Beginning of period        $9.86    $10.37  $10.00   $11.57   $10.23   $10.00   $1.00   $1.00    $1.00
Investment Operations
Net investment income (loss)1       0.62    0.56     0.16     0.11     0.14     0.06    0.05     0.05     0.01
Net realized and
  unrealized gain (loss)   0.33     (0.46)  0.32     3.97     1.40     0.17                - -                -
-            - -
Total from investment
  operations      0.95     0.10     0.48    4.08     1.54     0.23     0.05     0.05    0.01
Distributions to
Shareholders From:
Net investment income      (0.62)   (0.61)  (0.11)   (0.11)   (0.20)            - -     (0.05)   (0.05)   (0.01)
Net realized gains                  - -             - -             - -               - -            -
-            - -              - -             - -             - -
Total distributions        (0.62)   (0.61)  (0.11)   (0.11)   (0.20)         - -        (0.05)   (0.05)   (0.01)
Net Asset Value
End of period     $10.19   $9.86    $10.37  $15.54   $11.57   $10.23   $1.00    $1.00   $1.00
Total Return2     9.99%    1.16%    4.82%   35.38%   15.28%   2.30%    5.48%    5.34%   1.39%
Ratios and
Supplemental Data
Expenses to average
  net assets :
  After reimbursement/
    fee waiver    1.30%    1.30%    0.25%+  1.45%    1.45%    0.25%+   0.25%    0.25%   0.25%+
  Before reimbursement/
    fee waiver    1.64%    1.81%    1.93%+  1.62%    1.94%    2.12%+   0.95%    1.09%   1.37%+
Net investment income (loss),
    after reimbursement/
    fee waiver    6.25%    5.66%    6.55%+  0.83%    1.34%    3.12%+   5.35%    5.21%   5.55%+
Portfolio turnover rate    99%      7%      19%      23%      19%      16%      N/A     N/A      N/A
Average commission rate 3             - -             - -             - -               $0.0638  $0.0656  $0.0662
          - -            - -              - -
Net assets, end of period  $14,236  $12,553 $11,827  $26,799  $16,041  $12,084  $51,246 $32,041  $27,996
(in thousands)

* Each Fund commenced operations on October 2, 1995.

+        Annualized
1 Net investment income (loss) is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.58, $0.50 and $0.12 for the Bond Fund, $0.09, $0.09 and $0.02 for the Balanced Fund, and $0.05, $0.04 and $0.01 for the Cash Reserve Fund for the periods ended December 31, 1997, 1996 and 1995, respectively.

2 Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

3 Represents the average commission rate paid on equity security transactions on which commissions are charged.


Investment Adviser's Performance Managing Similar Accounts

The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day the Fund began selling shares. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
---------------------------------------------------------
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund              Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica High Yield Bond Fund      Transamerica Premier High Yield Bond Fund
Transamerica Bond Fund                      Transamerica Premier Bond Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund

There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.

                                    1                5                 10               Since
                                    Year             Years             Years            Inception
Equity Fund                         72.15%  31.88%   28.14%   25.24%
Premier Equity Fund                 70.88% ---               ---                36.76%
S&P 500 Index4             48.00%   22.40%  18.94%   15.74%

Equity Index Fund          46.99%   21.79%  18.30%   17.48%
Premier Index Fund                  47.79% ---               ---                30.96%
S&P 500 Index4             48.00%   22.40%  18.94%   15.74%

Balanced Fund              47.62%   22.19% ---                22.19%
Premier Balanced Fund      51.88%  ---              ---                26.39%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index    29.34%   14.57% ---                14.57%

High Yield Bond Fund
Premier High Yield Bond Fund     - -                    - -              - -              - -
Merrill Lynch All High5
   Yield Index                      14.77%           10.99%              - -            14.07%

Bond Fund                           14.77%  8.27%             10.60%   12.34%
Premier Bond Fund          14.19%  ---              ---                  7.18%
Lehman Brothers
  Govt./Corporate Index6   9.76%            7.61%             9.15%               9.97%

Cash Management Fund7      5.10%            4.50%             5.41%               6.62%
Premier Cash Reserve Fund  5.54%           ---               ---                  5.45%
IBC First Tier Index8               5.08%            4.44%             5.39%              6.56%


1 Average Annual Total Return calculated as shown in the Statement of Additional Information. 2 The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond - 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5 The Merrill Lynch All High Yield Index consists of high yield bonds. 6 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation. 7 The 7-day current yield was 5.36% as of 3/31/98. 8 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.
         These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index. 0

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.

Transamerica Premier Funds -- Investor Shares


Prospectus: June 30, 1998

         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund


Your Guide
This guide (the "Prospectus") will provide you with helpful insights and details about the Investor Class of shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.


Transamerica Investors, Inc.

Transamerica Investors, Inc. (the "Company") is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $1,000 per Fund, or $250 to open an IRA.

See "Minimum Investments" on page 43 for more details.


Additional Information and Assistance
For additional details about the Funds, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.



Table of Contents


The Funds at a Glance                                                  3
Fund Expenses                                                 6
Financial Highlights                                                   7
Investment Adviser's Performance Managing
   Similar Accounts                                                    9
The Management Team                                           14
The Funds In Detail                                                    15
         Transamerica Premier Aggressive Growth Fund          15
         Transamerica Premier Small Company Fund     16
         Transamerica Premier Equity Fund                     18
         Transamerica Premier Value Fund                      19
         Transamerica Premier Index Fund                      21
         Transamerica Premier Balanced Fund          23
         Transamerica Premier High Yield Bond Fund   25
         Transamerica Premier Bond Fund                       27
         Transamerica Premier Cash Reserve Fund               29
A General Discussion About Risk                               30
Investment Procedures and Risk Considerations                 31
Shareholder Services                                                   40
         Opening Your Account                                 40
         How to Buy Shares                                             41
         How to Sell Shares                                            43
         How to Exchange Shares                               46
         Other Investor Requirements and Services             47
Dividends and Capital Gains                                            48
What About Taxes?                                             49
Share Price                                                            51
Organization and Management                                   51
General Information                                           57









The Funds at a Glance


The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 15. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 31.


Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 15 for more details.

Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 16 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 18 for more details.


Transamerica Premier Value Fund
      The Fund seeks to maximize capital appreciation.
      It invests  primarily  in  securities  of  companies  that the  Investment
     Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 19 for more details.


Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
 See page 20 for more details.
 The Fund seeks to achieve a high total return  (income  plus  capital  changes)
     from fixed income securities consistent with preservation of principal.
 It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
 The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page 21 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.
      See page 23 for more details.


Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      The Fund is intended for investors who wish to invest in the bond market and are willing to assume additional risk in return for above-average income potential.
      See page 25for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page 27 for more details.


Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

      See page 29 for more details.


Availability

Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page 59.



Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)

                                                                                      High
                           Aggressive   Small                                         Yield            Cash
Transaction Expense        Growth   Company   Equity   Value   Index  Balanced  Bond  Bond  Reserve

Sales Charge

   on Purchases1           None        None           None      None    None   None       None     None  None
Redemption Fee             None        None           None      None    None   None       None     None  None
Sales Charge on
   Reinvested Dividends    None        None           None      None    None   None       None     None  None
Contingent Deferred
   Sales Charge            None        None           None      None    None   None       None     None  None


Annual Fund Operating Expenses (as a percent of average net assets)

                                                     Other Expenses             Total Operating

Transamerica                                         After Waiver and  Expenses After Waiver
Premier Funds        Adviser Fee2   12b-1 Fee3       Reimbursement4             and Reimbursement5
--------------------------------------------------------------------------------------------------
Aggressive Growth     0.85%         0.25%            0.30%                      1.40%
Small Company         0.85%         0.25%            0.30%                      1.40%
Equity                0.85%         0.25%            0.40%                      1.50%
Value                 0.75%         0.25%            0.20%                      1.20%
Index                 0.00%         0.10%            0.15%                      0.25%
High Yield Bond       0.55%         0.25%            0.10%                      0.90%
Bond                  0.60%         0.25%            0.45%                      1.30%
Balanced              0.75%         0.25%            0.45%                      1.45%
Cash Reserve          0.00%         0.00%            0.25%                      0.25%


The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example


Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment in the Investor Class of Shares of the Funds below using an assumed annual return of 5%, would be:6

Transamerica Premier Funds 1 Year           3 Years           5 Years           10 Years
----------------------------------------------------------------------------------------
Aggressive Growth          $14              $44               $77               $168
Small Company              $14              $44               $77              $168
Equity                     $15              $47               $82              $179
Value                      $12              $38               $66              $146
Index                      $  3             $  8              $14              $  32
Balanced                   $15              $46               $79               $174
High Yield Bond           $  8             $26               $44              $  99
Bond                      $13              $41               $71              $157
Cash Reserve              $  3             $  8              $14              $  32


The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.


1 Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges. 2 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 3 below. See "Adviser Fee" on page 55 for additional information. 3 12b-1 fees cover costs of advertising and marketing the Funds. The distributor may waive the 12b-1 fee from time to time, at its discretion. For more information on 12b-1 fees, see "Distribution Plan" on page 56. 4 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 14. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund and the High Yield Bond Fund are based on estimated expenses and estimated net assets for its first fiscal year. 5 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages: 1.40% for the Aggressive Growth Fund, 1.40% for the Small Company Fund, 1.50% for the Equity Fund, 1.20% for the Value Fund, 0.25% for the Index Fund, 1.45% for the Balanced Fund, 0.90% for the High Yield Bond Fund, 1.30% for the Bond Fund, and 0.25% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the year ended December 31, 1997, the ratio of total operating expenses to average net assets would have been 2.08% for the Aggressive Growth Fund, 2.12% for the Small Company Fund, 1.51% for the Equity Fund, 1.57% for the Index Fund, 1.62% for the Balanced Fund, 1.64% for the Bond Fund, and 0.95% for the Cash Reserve Fund. It is estimated to be 1.51% for the High Yield Bond Fund, and 1.29% for the Value Fund based on estimated $12.5 million and $75 million in assets respectively. 6 The expenses in the example assume no fees for IRA or SEP accounts.



Financial Highlights


The following information has been audited by Ernst & Young LLP, independent certified public accountants, whose unqualified reports covering the fiscal years ended December 31, 1995, 1996 and 1997 are incorporated by reference herein and appear in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report. Further information about the Funds' performance is included in the annual report which may be obtained without charge by writing or calling the address or telephone number on page 1.


                  Transamerica Premier       Transamerica Premier          Transamerica Premier
Transamerica Premier
                  Aggressive Growth Fund  Small Company Fund  Equity Fund                  Index Fund
                  Period Ended         Period Ended        Year Ended       Year Ended            Period
Ended       Year Ended         Year Ended         Period Ended
                  December 31, 1997* December 31, 1997*   December 31, 1997  December 31, 1996   December 31,
-------------------------------------------------------------------------------------------------------------
1995*  December 31, 1997  December 31, 1996  December 31, 1995*
---------------------------------------------------------------
Net Asset Value
Beginning of period  $10.00      $10.00         $12.65        $9.82          $10.00        $11.96
                     ----------------------------------------------------------------------------
$10.59        $10.00
Investment Operations
Net investment income
   (loss)1                     (0.03)       (0.02)           (0.04)        (0.06)             0.02
0.32            0.27             0.06
Net realized and
   unrealized gain (loss) 2.21       2.51              6.05           2.91            (0.20)
                          ------------------------------------------------------------------
3.60            2.06             0.53
-------------------------------------
Total from investment
   Operations                2.18        2.49               6.01           2.85            (0.18)
                             --------------------------------------------------------------------
3.92            2.33              0.59
--------------------------------------
Distributions to
Shareholders From:
Net investment income - -           - -                 - -             (0.02)              - -
(0.32)          (0.33)               - -
Net realized gains        - -            - -                (0.13)          - -                  - -
                          --------------------------------------------------------------------------
(0.07)          (0.63)               - -
----------------------------------------
Total distributions       - -            - -                (0.13)        (0.02)              - -
(0.39)          (0.96)                    - -
Net Asset Value
End of period       $12.18    $12.49           $18.53       $12.65          $9.82         $15.49        $11.96
                    ------------------------------------------------------------------------------------------
        $10.59
Total Return2       21.80%   24.90%         47.51%      29.07%       (1.80)%      33.14%       22.33%
                    ---------------------------------------------------------------------------------
5.90%
Ratios and
Supplemental Data
Expenses to average
net assets:
After reimbursement/
  fee waiver        1.40%+ 1.40%+            1.49%        1.50%          0.25%        0.25%        0.35%
0.25%
Before reimbursement/
  fee waiver        2.08%+ 2.12%+            1.51%        1.95%         2.39%        1.57%         2.29%
4.12%
Net investment income (loss),
  after reimbursement/
  fee waiver       (0.59)%+ (0.43)%+       (0.71)%    (0.66)%         1.51%        2.31%        2.48%
2.70%
Portfolio turnover rate   17%       74%               13%          60%            - -              11%
94%               4%
Average commission rate 3  $0.0650  $0.0562 $0.0619  $0.0660  $0.0678  $0.0407  $0.0363 $0.0418
Net assets, end of period  $12,780  $11,122 $111,567 $30,454  $11,070  $23,992  $10,814 $6,934
       (in thousands)

* Each Fund commenced operations on October 2, 1995, except for the Aggressive Growth and Small Company funds which commenced operations on July 1, 1997.

+        Annualized
1 Net investment income (loss) is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.06) for the Aggressive Growth Fund and $(0.06) for the Small Company Fund for the period ended December 31, 1997. If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.04), $(0.10) and $(0.01) for the Equity Fund, and $0.14, $0.06 and $(0.03) for the Index Fund for the periods ended December 31, 1997, 1996 and 1995, respectively.

2 Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

3 Represents the average commission rate paid on equity security transactions on which commissions are charged.


                  Transamerica Premier               Transamerica Premier                        Transamerica
Premier
                  Bond Fund                 Balanced Fund                       Cash Reserve Fund
                                             Year Ended  Year Ended  Period Ended        Year Ended  Year Ended
Period Ended                                                  Year Ended  Year Ended  Period Ended
         December 31, 1997  December 31, 1996  December 31, 1995*  December 31, 1997  December 31, 1996 December
31, 1995*  December 31, 1997        December 31, 1996December 31, 1995*

Net Asset Value
Beginning of period        $9.86    $10.37  $10.00   $11.57   $10.23   $10.00   $1.00   $1.00    $1.00
Investment Operations
Net investment income (loss)1       0.62    0.56     0.16     0.11     0.14     0.06    0.05     0.05     0.01
Net realized and
  unrealized gain (loss)   0.33     (0.46)  0.32     3.97     1.40     0.17                - -                -
-            - -
Total from investment
  operations      0.95     0.10     0.48    4.08     1.54     0.23     0.05     0.05    0.01
Distributions to
Shareholders From:
Net investment income      (0.62)   (0.61)  (0.11)   (0.11)   (0.20)            - -     (0.05)   (0.05)   (0.01)
Net realized gains                  - -             - -             - -               - -            -
-            - -              - -             - -             - -
Total distributions        (0.62)   (0.61)  (0.11)   (0.11)   (0.20)         - -        (0.05)   (0.05)   (0.01)
Net Asset Value
End of period     $10.19   $9.86    $10.37  $15.54   $11.57   $10.23   $1.00    $1.00   $1.00
Total Return2     9.99%    1.16%    4.82%   35.38%   15.28%   2.30%    5.48%    5.34%   1.39%
Ratios and
Supplemental Data
Expenses to average
  net assets :
  After reimbursement/
    fee waiver    1.30%    1.30%    0.25%+  1.45%    1.45%    0.25%+   0.25%    0.25%   0.25%+
  Before reimbursement/
    fee waiver    1.64%    1.81%    1.93%+  1.62%    1.94%    2.12%+   0.95%    1.09%   1.37%+
Net investment income (loss),
    after reimbursement/
    fee waiver    6.25%    5.66%    6.55%+  0.83%    1.34%    3.12%+   5.35%    5.21%   5.55%+
Portfolio turnover rate    99%      7%      19%      23%      19%      16%      N/A     N/A      N/A
Average commission rate 3             - -             - -             - -               $0.0638  $0.0656  $0.0662
          - -            - -              - -
Net assets, end of period  $14,236  $12,553 $11,827  $26,799  $16,041  $12,084  $51,246 $32,041  $27,996
(in thousands)

* Each Fund commenced operations on October 2, 1995.

+        Annualized

1 Net investment income (loss) is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.58, $0.50 and $0.12 for the Bond Fund, $0.09, $0.09 and $0.02 for the Balanced Fund, and $0.05, $0.04 and $0.01 for the Cash Reserve Fund for the periods ended December 31, 1997, 1996 and 1995, respectively.


2 Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

3 Represents the average commission rate paid on equity security transactions on which commissions are charged.


Investment Adviser's Performance Managing Similar Accounts

The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.


The Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day the Fund began selling shares. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.


For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.


Separate Accounts                           Premier Funds
---------------------------------------------------------
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund              Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica High Yield Bond Fund     Transamerica Premier High Yield Bond Fund
Transamerica Bond Fund                      Transamerica Premier Bond Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund


There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.


The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.


                                    1                5                 10               Since
                                    Year             Years             Years            Inception

Equity Fund                         72.15%  31.88%   28.14%   25.24%
Premier Equity Fund                 70.88% ---               ---                36.76%
S&P 500 Index4             48.00%   22.40%  18.94%   15.74%

Equity Index Fund          46.99%   21.79%  18.30%   17.48%
Premier Index Fund                  47.79% ---               ---                30.96%
S&P 500 Index4             48.00%   22.40%  18.94%   15.74%

Balanced Fund              47.62%   22.19% ---                22.19%
Premier Balanced Fund      51.88%  ---              ---                26.39%
50% S&P 500 Index and

  50% Lehman Brothers

  Govt./Corporate Index    29.34%   14.57% ---                14.57%

High Yield Bond Fund
Premier High Yield Bond Fund     - -                    - -              - -              - -
Merrill Lynch All High5
   Yield Index                      14.77%           10.99%              - -            14.07%

Bond Fund                           14.77%  8.27%             10.60%   12.34%
Premier Bond Fund          14.19%  ---              ---                  7.18%
Lehman Brothers
  Govt./Corporate Index6   9.76%            7.61%             9.15%               9.97%

Cash Management Fund7      5.10%            4.50%             5.41%               6.62%
Premier Cash Reserve Fund  5.54%           ---               ---                  5.45%
IBC First Tier Index8               5.08%            4.44%             5.39%              6.56%


1 Average Annual Total Return calculated as shown in the Statement of Additional Information. 2 The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond - 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5 The Merrill Lynch All High Yield Index consists of high yield bonds. 6 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation. 7 The 7-day current yield was 5.36% as of 3/31/98. 8 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.

         These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index. 0

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account

The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.

1

Transamerica Premier Funds  -  Investor and Institutional Classes of Shares

Statement of Additional Information - June 30, 1998

Transamerica Premier Aggressive Growth Fund
         The Fund seeks to maximize long-term capital appreciation by investing in common stocks selected for high growth potential.
Transamerica Premier Small Company Fund
         The Fund seeks to maximize long-term growth by investing in small company stocks.
Transamerica Premier Equity Fund
         The Fund seeks to maximize long-term capital appreciation by investing in medium and large company stocks.
Transamerica Premier Value Fund
         The Fund seeks to capital appreciation.
Transamerica Premier Index Fund
         The Fund seeks to track the performance of the Standard & Poor's 500
Composite Stock Price       Index,
also known as the S&P 500 Index (the "Index").
Transamerica Premier Balanced Fund
         The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing its investments among stocks, bonds, and cash.
Transamerica Premier High Yield Bond Fund
         The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
Transamerica Premier Bond Fund
         The Fund seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.
Transamerica Premier Cash Reserve Fund
         This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


Contents

Investment Objectives and Policies                   2
Investment Restrictions                              11
Management of the Company                   14
Investment Advisory and Other Services               17
Purchase and Redemption of Shares           19
Brokerage Allocation                                 21
Determination of Net Asset Value                     22
Performance Information                              23
Taxes                                                26
Other Information                           27
Financial Statements                                 27
Appendix A:
   Description of Corporate Bond Ratings             28
Appendix B:
   Description of Fixed-Income Instruments           30


Your Guide
This Statement of Additional Information pertains to the Investor Class and the Institutional Class of the Transamerica Premier Funds (a "Fund" or collectively the "Funds") listed above. It will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus
This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated March 31, 1998. The Prospectus is available without charge by calling, 1-800-89-ASK-US (1-800-892-7587).

Terms used in the Prospectus are incorporated by reference in this Statement of Additional Information.

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March 31, 1998, as revised from time to time, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds.


Investment Objectives and Policies

The investment objectives and policies of the Funds are described in the Prospectus. The achievement of each Fund's investment objectives will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment objective of any of the Funds can be achieved.

High-Yield ("Junk") Bonds
High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. See "Appendix A" for a description of credit ratings. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Fund, the Fund would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Fund would most likely replace the bond with a lower yield bond, resulting in a lower return for investors.

Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since bond ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds. See "Appendix B" for a description of fixed income instruments.

Restricted and Illiquid Securities
A Fund may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended [the "1933 Act"] but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Derivatives
Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Funds may purchase, or write, call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities' prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include, in addition to those referred to above:
(1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to less than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes
A Fund may write (i.e.; sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to affect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies
Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts
The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations
Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.


Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. The Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Fund therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Foreign Securities
All the Premier Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, may invest in foreign securities. The Transamerica Premier Index Fund invests only in those securities that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Purchase of "When-Issued" Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a "when-issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When the Funds enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Funds at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Funds to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Funds are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," on this page. A Fund will not purchase securities on a "when-issued" basis if, as a result, more than 15% of the Fund's net assets would be so invested.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. The Funds can borrow up to one-third of a Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Reverse Repurchase Agreements and Leverage
The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the Investment Company Act of 1940, as amended. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Other Investment Techniques and Opportunities
The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Fund. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.



Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted by the Company as fundamental policies of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a "diversified company" within the meaning of the 1940 Act, except the
Transamerica Premier Aggressive Growth Fund which will operate as a nondiversified fund. The Transamerica Premier Aggressive Growth Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested. Investment restrictions 11 through 15 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

1.   Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.   Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.   5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4. 10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

5.   25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.


6.   Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7.   Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.   Short Sales
No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.   Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.   Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.   Securities of Other Investment Companies

No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.


12.   Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.   3-Year Rule
No Fund may purchase securities (other than government securities) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

14.   Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

15.   Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.


Management of the Company

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.




                                    Position
                                    Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors                 During Past 5 Year
--------------------------------------------------------------------------------
Nooruddin S. Veerjee*               Chief Executive           President, Transamerica Life
Transamerica Center                 Officer and               Insurance and Annuity Company
1150 S. Olive St.                   Chairman of               ("TALIAC"), and President,
Los Angeles, CA 90015                the Board                Insurance Products Division,
Age 39                                                        Transamerica Occidental Life

                                                              Insurance Company ("TOLIC").


Gary U. Rolle'*                     Director                  Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.;
1150 S. Olive St.                                             Executive Vice President & Chief
Los Angeles, CA 90015                                         Investment Officer, Transamerica
Age 56                                                        Investment Services ("TIS"); and
                                                              Chief   Investment
                                                              Officer, TOLIC and
                                                              TALIAC.


Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly Dean of the Peter F.
Age 48                                                        Drucker Management Center,

                                                              Claremont Graduate School.


Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age 64                                                        brokerage).


Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025
Age 62

Nicki Bair                          President                 Senior Vice President, TOLIC &
Transamerica Center                                           TALIAC since 1996. Formerly Vice
1150 S. Olive St.                                             President, TOLIC & TALIAC.
Los Angeles, CA 90015
Age 42


E. Joy Heckendorf          Senior Vice               Marketing Director, TALIAC since
Transamerica Center                 President                 1996. Formerly President, Dreyfus
1150 S. Olive St.                                             Service Corporation in 1996.
Los Angeles, CA 90015                                         Formerly Vice President Marketing,
Age 41                                                        Janus Capital Corporation.


The directors are responsible for major decisions relating to the Funds' objectives, policies and operations pursuant to the Funds' Bylaws, Articles of Incorporation, Maryland law and the 1940 Act. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors.
The Executive Committee members are Nooruddin S. Veerjee and Gary U. Rolle.'

No officer, director or employee of Transamerica Investment Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.


                                                              Estimated         Total
                                                              Annual            Compensation
                           Compensation     Pension           Benefits at       All Related
Name                       Paid             Benefits          Retirement        Funds
-------------------------------------------------------------------------------------
Sidney E. Harris           $15,000          $0                $0                $15,000
Charles C. Reed            $15,000          $0                $0                $15,000
Carl R. Terzian            $15,000          $0                $0                $15,000
Gary U. Rolle'             $0               $0                $0                $0
Nooruddin S. Veerjee       $0               $0                $0                $0

As of February 28, 1998 the officers and directors of Transamerica Investors, Inc. together owned 2.9% of the Premier Aggressive Growth Fund. The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the following equity Funds: Premier Small Company Fund, Premier Equity Fund, Premier Value Fund, Premier Index Fund, and Premier Balanced Fund.

As of June 3, 1998 the following shareholders owned 25% or more of the indicated
Funds:

                                            Transamerica               Percent
Shareholder                                 Premier Fund               Owned
Charles Schwab & Company, Inc.              Equity Fund                46%
101 Montgomery St., San Francisco, CA 94104
ARC Reinsurance Corporation                 Small Company Fund         29%
1149 S. Hill St., H-344, Los Angeles, CA 90015
ARC Reinsurance Corporation                 Value Fund                 65%
1149 S. Hill St., H-344, Los Angeles, CA 90015
ARC Reinsurance Corporation                 Index Fund                 31%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Transamerica Corporation                    Index Fund                 27%
600 Montgomery St., San Francisco, CA 94111-2702
Transamerica Real Estate Tax Service        Bond Fund                  78%
1150 S. Olive St., Suite T-2700, Los Angeles, CA 90015

In addition, as of June 3, 1998 the following shareholders owned 5% or more of the shares of the indicated equity Funds:
                                            Transamerica               Percent
Shareholder                                 Premier Fund               Owned
Charles Schwab & Company, Inc.              Aggressive Growth Fund     20%
101 Montgomery St., San Francisco, CA 94104
ARC Reinsurance Corporation                 Aggressive Growth Fund     19%
1149 S. Hill St., H-344, Los Angeles, CA 90015
National Financial Services                 Aggressive Growth Fund     11%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Charles Schwab & Company, Inc.              Small Company Fund         23%
101 Montgomery St., San Francisco, CA 94104
National Financial Services                 Small Company Fund           9%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Donaldson Lufkin & Jenrette                 Small Company Fund           8%
1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399
Transamerica Occidental Life Insurance Co.  Small Company Fund           6%
P.O. Box 2101, Los Angeles, CA 90051-0101
Transamerica Corporation                    Equity Fund                  7%
600 Montgomery St., San Francisco, CA 94111
Transamerica Occidental Life Insurance Co.  Equity Fund                  7%
P.O. Box 512101, Los Angeles, CA 90051-0101
National Financial Services                 Equity Fund                  5%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Transamerica Occidental Life Insurance Co.  Index Fund                 10%
P.O. Box 512101, Los Angeles, CA 90051-0101
National Financial Services                 Index Fund                   6%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Transamerica Corporation                    Balanced Fund              24%
600 Montgomery St., San Francisco, CA 94111-2702
Charles Schwab & Company, Inc.              Balanced Fund              18%
101 Montgomery St., San Francisco, CA 94104
Transamerica Occidental Life Insurance Co.  Balanced Fund              18%
P.O. Box 512101, Los Angeles, CA 90051-0101
Transamerica Investment Services            Balanced Fund              10%
1150 S. Olive St, Suite 2700, Los Angeles, CA 90015-2297


Investment Advisory and Other Services

Investment Adviser and Administrator
Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services.

For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. Certain fees were waived by the Investment Adviser. Following are the amounts of Adviser Fees earned, amounts waived and net amounts received for each Fund over the last three fiscal years.

--------------------------------------------------- ------------------- ------------------ -----------------
Transamerica Premier Fund                              Adviser Fee         Adviser Fee       Adviser Fee
    Fiscal Year                                           Earned             Waived          Net Received
Aggressive Growth Fund
    1995                                                           - -                - -               - -
    1996                                                           - -                - -               - -
    1997                                                       $42,912            $34,278            $8,634
Small Company Fund
    1995                                                           - -                - -               - -
    1996                                                           - -                - -               - -
    1997                                                       $38,671            $32,982            $5,689
Equity Fund
    1995                                                       $12,015            $12,015               - -
    1996                                                      $194,101           $134,162           $59,939
    1997                                                      $540,485            $28,198          $512,287
Index Fund
    1995                                                        $4,161             $4,161               - -
    1996                                                       $25,718            $25,718               - -
    1997                                                       $52,012           $244,224               - -
Balanced Fund
    1995                                                       $17,091            $17,091               - -
    1996                                                      $106,251            $98,079            $8,172
    1997                                                      $159,452            $49,663          $109,789
Bond Fund
    1995                                                       $15,656            $15,656               - -
    1996                                                       $72,032            $72,032               - -
    1997                                                       $79,524            $59,121           $20,403
Cash Reserve Fund
    1995                                                       $20,801            $20,801               - -
    1996                                                      $102,415           $102,415               - -
    1997                                                      $147,809           $308,778               - -
--------------------------------------------------- ------------------- ------------------ -----------------

The Adviser Fee for any Fund may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified to offer for sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, but it generally excludes brokerage commissions, taxes, interest, and extraordinary expenses.

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold.

Transamerica Occidental Life Insurance Company is a wholly-owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly-owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Foreign  Subcustodian  Agreement with State Street,  State Street London
Limited  is   responsible   for  foreign  assets  and   transactions   with  the
transnational depositories of Euroclear and Cedel.

Under a Transfer Agency Agreement, State Street Bank is also responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distribution of Shares of the Funds
Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.

The Company has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund makes payments monthly to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares.

For the Investor Shares class, there is an annual 12b-1 distribution fee of .25% of the average daily net assets of the Investor shares of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is .10%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

During 1997 TSSC received $323,977 in 12b-1 fees, of which approximately $48,597 was spent on telemarketing and prospectus distribution and approximately $275,380 was spent on advertising and sales promotion. There was no sales compensation paid in 1997.

There are no 12b-1 fees on the Institutional Shares.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchases and Redemptions of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus under "How to Buy Shares" and "How to Sell Shares."

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 10 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one Investor Shares account in any one Fund in a 90-day period, the entire redemption will be paid in cash if you provide us with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by us. If you have authorized us to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures specified in the Prospectus.

Receipt of your instruction to redeem 30 days prior to the transaction provides the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Fund and its shareholders.

You may cancel your redemption instruction prior to the transaction date. However, if you do so, we may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

If you do not provide your instruction to redeem 30 days prior to the transaction, you have two alternatives:

(1)You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities.

Since the share price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

(2)In lieu of receiving cash as described earlier, you may elect to receive securities from the Fund. The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund, and will be securities that the Fund may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value," page 22, and such valuation will be made as of the same time the redemption price is determined.

These alternatives are designed to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Fund) bears the brokerage cost of selling them.

This section does not apply to the Institutional Class of Shares.


Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1997, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years the Funds have paid the following brokerage commissions:

------------------------------------------------ --------------- -------------- ---------------
Transamerica Premier Fund                             1997           1996            1995
------------------------------------------------ --------------- -------------- ---------------
Aggressive Growth Fund                                  $21,170            - -             - -
Small Company Fund                                      $48,326            - -             - -
Equity Fund                                            $127,954        $50,745         $44,132
Index Fund                                               $7,134         $9,599         $16,636
Balanced Fund                                           $20,909        $13,424         $48,901
Bond Fund                                               $23,822         $2,828         $19,275
Total                                                  $251,312        $78,592        $130,939
------------------------------------------------ --------------- -------------- ---------------

The Premier Aggressive Growth and Premier Small Company Funds were launched in July 1997. The Premier High Yield Bond Fund was launched in July 1998. High fees in 1995 reflect the start up costs of these Funds. Increases in 1997 over 1996 for these Funds were due to a large increase in sales in 1997, particularly for the Premier Equity Fund.

On December 31, 1997, the Premier Equity Fund held stock in Charles Schwab Corporation with a value of $4,717,969 and stock in Merrill Lynch & Company Incorporated with a value of $2,917,500. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $29,818, stock in Chase Manhattan Corporation with a value of $115,413, and stock in Merrill Lynch & Company Incorporated with a value of $60,830. The Premier Bond Fund held bonds issued by Morgan Stanley, Dean Witter, Discover and Co. with a value of $542,035. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $943,594. In 1997, Charles Schwab & Co., Merrill Lynch, Pierce, Fenner, & Smith, Chase Securities, Morgan Stanley & Co., Inc. and J.P. Morgan were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

Charles Schwab & Company is considered an affiliated broker, because the Chief Executive Officer of its parent corporation is on the board of directors of the parent corporation of the Investment Adviser and the Administrator of the Funds. The amount of commissions paid by all Funds to Charles Schwab & Company over the last three fiscal years was $0 in 1995, $0 in 1996 and $300 in 1997, totaling $300 over the three years. For 1997, the business done through Charles Schwab & Company represents 0.11% of the total commissions paid by the Funds to all brokers, and 0.14% of the aggregate dollar amount of transactions made by the Funds through all brokers.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows: (a) equity securities and other similar investments ("Equities") listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board; (d) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts; (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.

Performance Information

Performance information for the Funds including the yield and effective yield of the Transamerica Premier Cash Reserve Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields
Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

30-Day Yield for Non-Money Market Funds
Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Average Annual Total Return for Non-Money Market Funds
Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV Where:
P = a hypothetical initial payment of $1,000 T = an average annual total return n = the number years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:
      the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual
     Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
      the CDA Mutual Fund Report published by CDA Investment Technologies, Inc (which analyzes price, risk and various measures of return for the mutual fund industry);
      the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
      Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);
      the Hambrecht & Quist Growth Stock Index;
      the NASDAQ OTC Composite Prime Return;
      the Russell Midcap Index;
      the Russell 2000 Index;
      the ValueLine Composite;
      the Wilshire 5000 Index;
      the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
      the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds);
      the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds);
      the J.P. Morgan Global Government Bond Index;
      IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds);
      historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including
     EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data;
      the FT-Actuaries Europe and Pacific Index;
      mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data Service, the Investment Company Institute, the Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and
      financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.


Taxes

Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The distribution requirement, in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.


Other Information

Legal Matters
An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers.

Independent Auditors
Ernst & Young LLP, 515 S. Flower Street, Los Angeles, California 90071, performs audits of the Funds' financial statements.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.


Financial Statements

The audited Annual Report for the fiscal year ended December 31, 1997 is a separate report supplied with this Statement of Additional Information and is incorporated herein by reference.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc.
Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.


Standard & Poor's Corporation
AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S.
government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

31

Transamerica Premier Funds  -  Investor and Institutional Classes of Shares


Statement of Additional Information - June 30, 1998


Transamerica Premier Aggressive Growth Fund
         The Fund seeks to maximize long-term capital appreciation by investing in common stocks selected for high growth potential.
Transamerica Premier Small Company Fund
         The Fund seeks to maximize long-term growth by investing in small company stocks.
Transamerica Premier Equity Fund
         The Fund seeks to maximize long-term capital appreciation by investing in medium and large company stocks.
Transamerica Premier Value Fund
         The Fund seeks to capital appreciation.
Transamerica Premier Index Fund
         The Fund seeks to track the performance of the Standard & Poor's 500
 Composite Stock Price       Index,
also known as the S&P 500 Index (the "Index").
Transamerica Premier Balanced Fund
         The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing its investments among stocks, bonds, and cash.

Transamerica Premier High Yield Bond Fund
         The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
Transamerica Premier Bond Fund
         The Fund seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.

Transamerica Premier Cash Reserve Fund
         This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


Contents

Investment Objectives and Policies                   2
Investment Restrictions                              11
Management of the Company                   14
Investment Advisory and Other Services               17
Purchase and Redemption of Shares           19
Brokerage Allocation                                 21
Determination of Net Asset Value                     22
Performance Information                              23
Taxes                                                26
Other Information                           27
Financial Statements                                 27
Appendix A:
   Description of Corporate Bond Ratings             28
Appendix B:
   Description of Fixed-Income Instruments           30


Your Guide
This Statement of Additional Information pertains to the Investor Class and the Institutional Class of the Transamerica Premier Funds (a "Fund" or collectively the "Funds") listed above. It will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus
This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated March 31, 1998. The Prospectus is available without charge by calling, 1-800-89-ASK-US (1-800-892-7587).

Terms used in the Prospectus are incorporated by reference in this Statement of Additional Information.

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated March 31, 1998, as revised from time to time, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds.


Investment Objectives and Policies

The investment objectives and policies of the Funds are described in the Prospectus. The achievement of each Fund's investment objectives will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment objective of any of the Funds can be achieved.

High-Yield ("Junk") Bonds
High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. See "Appendix A" for a description of credit ratings. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Fund, the Fund would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Fund would most likely replace the bond with a lower yield bond, resulting in a lower return for investors.

Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since bond ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds. See "Appendix B" for a description of fixed income instruments.

Restricted and Illiquid Securities
A Fund may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended [the "1933 Act"] but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Derivatives
Each Fund, except for Transamerica Premier Cash Reserve Fund, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Funds may purchase, or write, call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities' prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include, in addition to those referred to above:
(1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Transamerica Premier Bond Fund and Transamerica Premier Balanced Fund may invest in derivatives with respect to less than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes
A Fund may write (i.e.; sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to affect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies
Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts
The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations
Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Interest Rate Swaps
A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. The Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Fund therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Foreign Securities

All the Premier Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, may invest in foreign securities. The Transamerica Premier Index Fund invests only in those securities that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.


Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Purchase of "When-Issued" Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a "when-issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When the Funds enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Funds at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Funds to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Funds are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," on this page. A Fund will not purchase securities on a "when-issued" basis if, as a result, more than 15% of the Fund's net assets would be so invested.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. The Funds can borrow up to one-third of a Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Reverse Repurchase Agreements and Leverage

The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.


Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the Investment Company Act of 1940, as amended. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Other Investment Techniques and Opportunities
The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Fund. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.



Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted by the Company as fundamental policies of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a "diversified company" within the meaning of the 1940 Act, except the
Transamerica Premier Aggressive Growth Fund which will operate as a nondiversified fund. The Transamerica Premier Aggressive Growth Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested. Investment restrictions 11 through 15 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

1.   Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.   Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.   5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4. 10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

5.   25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.


6.   Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7.   Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.   Short Sales
No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.   Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.   Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.   Securities of Other Investment Companies
No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

12.   Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.   3-Year Rule
No Fund may purchase securities (other than government securities) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

14.   Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

15.   Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.


Management of the Company

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.




                                    Position
                                    Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors                 During Past 5 Year
--------------------------------------------------------------------------------
Nooruddin S. Veerjee*               Chief Executive           President, Transamerica Life
Transamerica Center                 Officer and               Insurance and Annuity Company
1150 S. Olive St.                   Chairman of               ("TALIAC"), and President,
Los Angeles, CA 90015                the Board                Insurance Products Division,
Age 39                                                        Transamerica Occidental Life
                                                              Insurance Company ("TOLIC").

Gary U. Rolle'*                     Director                  Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.;
1150 S. Olive St.                                             Executive Vice President & Chief
Los Angeles, CA 90015                                         Investment Officer, Transamerica
Age 56                                                        Investment Services ("TIS"); and
                                                              Chief   Investment
                                                              Officer, TOLIC and
                                                              TALIAC.

Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly Dean of the Peter F.
Age 48                                                        Drucker Management Center,
                                                              Claremont Graduate School.

Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age 64                                                        brokerage).

Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025
Age 62

Nicki Bair                          President                 Senior Vice President, TOLIC &
Transamerica Center                                           TALIAC since 1996. Formerly Vice
1150 S. Olive St.                                             President, TOLIC & TALIAC.
Los Angeles, CA 90015
Age 42

E. Joy Heckendorf          Senior Vice               Marketing Director, TALIAC since
Transamerica Center                 President                 1996. Formerly President, Dreyfus
1150 S. Olive St.                                             Service Corporation in 1996.
Los Angeles, CA 90015                                         Formerly Vice President Marketing,
Age 41                                                        Janus Capital Corporation.

The directors are responsible for major decisions relating to the Funds' objectives, policies and operations pursuant to the Funds' Bylaws, Articles of Incorporation, Maryland law and the 1940 Act. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors.
The Executive Committee members are Nooruddin S. Veerjee and Gary U. Rolle.'

No officer, director or employee of Transamerica Investment Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.


                                                              Estimated         Total
                                                              Annual            Compensation
                           Compensation     Pension           Benefits at       All Related
Name                       Paid             Benefits          Retirement        Funds
-------------------------------------------------------------------------------------
Sidney E. Harris           $15,000          $0                $0                $15,000
Charles C. Reed            $15,000          $0                $0                $15,000
Carl R. Terzian            $15,000          $0                $0                $15,000
Gary U. Rolle'             $0               $0                $0                $0
Nooruddin S. Veerjee       $0               $0                $0                $0

As of February 28, 1998 the officers and directors of Transamerica Investors, Inc. together owned 2.9% of the Premier Aggressive Growth Fund. The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the following equity Funds: Premier Small Company Fund, Premier Equity Fund, Premier Value Fund, Premier Index Fund, and Premier Balanced Fund.


As of June 3, 1998 the following shareholders owned 25% or more of the indicated
Funds:


                                            Transamerica               Percent

Shareholder                                 Premier Fund               Owned
Charles Schwab & Company, Inc.              Equity Fund                46%
101 Montgomery St., San Francisco, CA 94104
ARC Reinsurance Corporation                 Small Company Fund         29%
1149 S. Hill St., H-344, Los Angeles, CA 90015
ARC Reinsurance Corporation                 Value Fund                 65%

1149 S. Hill St., H-344, Los Angeles, CA 90015

ARC Reinsurance Corporation                 Index Fund                 31%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Transamerica Corporation                    Index Fund                 27%

600 Montgomery St., San Francisco, CA 94111-2702

Transamerica Real Estate Tax Service        Bond Fund                  78%
1150 S. Olive St., Suite T-2700, Los Angeles, CA 90015

In addition, as of June 3, 1998 the following shareholders owned 5% or more of the shares of the indicated equity Funds:

                                            Transamerica               Percent

Shareholder                                 Premier Fund               Owned
Charles Schwab & Company, Inc.              Aggressive Growth Fund     20%

101 Montgomery St., San Francisco, CA 94104

ARC Reinsurance Corporation                 Aggressive Growth Fund     19%
1149 S. Hill St., H-344, Los Angeles, CA 90015
National Financial Services                 Aggressive Growth Fund     11%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Charles Schwab & Company, Inc.              Small Company Fund         23%
101 Montgomery St., San Francisco, CA 94104
National Financial Services                 Small Company Fund           9%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Donaldson Lufkin & Jenrette                 Small Company Fund           8%

1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399

Transamerica Occidental Life Insurance Co.  Small Company Fund           6%
P.O. Box 2101, Los Angeles, CA 90051-0101
Transamerica Corporation                    Equity Fund                  7%

600 Montgomery St., San Francisco, CA 94111

Transamerica Occidental Life Insurance Co.  Equity Fund                  7%
P.O. Box 512101, Los Angeles, CA 90051-0101
National Financial Services                 Equity Fund                  5%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Transamerica Occidental Life Insurance Co.  Index Fund                 10%

P.O. Box 512101, Los Angeles, CA 90051-0101

National Financial Services                 Index Fund                   6%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Transamerica Corporation                    Balanced Fund              24%
600 Montgomery St., San Francisco, CA 94111-2702
Charles Schwab & Company, Inc.              Balanced Fund              18%
101 Montgomery St., San Francisco, CA 94104
Transamerica Occidental Life Insurance Co.  Balanced Fund              18%

P.O. Box 512101, Los Angeles, CA 90051-0101

Transamerica Investment Services            Balanced Fund              10%
1150 S. Olive St, Suite 2700, Los Angeles, CA 90015-2297



Investment Advisory and Other Services

Investment Adviser and Administrator
Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services.

For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. Certain fees were waived by the Investment Adviser. Following are the amounts of Adviser Fees earned, amounts waived and net amounts received for each Fund over the last three fiscal years.

--------------------------------------------------- ------------------- ------------------ -----------------
Transamerica Premier Fund                              Adviser Fee         Adviser Fee       Adviser Fee
    Fiscal Year                                           Earned             Waived          Net Received
Aggressive Growth Fund
    1995                                                           - -                - -               - -
    1996                                                           - -                - -               - -
    1997                                                       $42,912            $34,278            $8,634
Small Company Fund
    1995                                                           - -                - -               - -
    1996                                                           - -                - -               - -
    1997                                                       $38,671            $32,982            $5,689
Equity Fund
    1995                                                       $12,015            $12,015               - -
    1996                                                      $194,101           $134,162           $59,939
    1997                                                      $540,485            $28,198          $512,287
Index Fund
    1995                                                        $4,161             $4,161               - -
    1996                                                       $25,718            $25,718               - -
    1997                                                       $52,012           $244,224               - -
Balanced Fund
    1995                                                       $17,091            $17,091               - -
    1996                                                      $106,251            $98,079            $8,172
    1997                                                      $159,452            $49,663          $109,789

Bond Fund
    1995                                                       $15,656            $15,656               - -
    1996                                                       $72,032            $72,032               - -
    1997                                                       $79,524            $59,121           $20,403

Cash Reserve Fund
    1995                                                       $20,801            $20,801               - -
    1996                                                      $102,415           $102,415               - -
    1997                                                      $147,809           $308,778               - -
--------------------------------------------------- ------------------- ------------------ -----------------

The Adviser Fee for any Fund may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified to offer for sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, but it generally excludes brokerage commissions, taxes, interest, and extraordinary expenses.

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold.

Transamerica Occidental Life Insurance Company is a wholly-owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly-owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Foreign  Subcustodian  Agreement with State Street,  State Street London
Limited  is   responsible   for  foreign  assets  and   transactions   with  the
transnational depositories of Euroclear and Cedel.

Under a Transfer Agency Agreement, State Street Bank is also responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distribution of Shares of the Funds

Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.


The Company has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund makes payments monthly to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares.

For the Investor Shares class, there is an annual 12b-1 distribution fee of .25% of the average daily net assets of the Investor shares of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is .10%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Funds.

During 1997 TSSC received $323,977 in 12b-1 fees, of which approximately $48,597 was spent on telemarketing and prospectus distribution and approximately $275,380 was spent on advertising and sales promotion. There was no sales compensation paid in 1997.

There are no 12b-1 fees on the Institutional Shares.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchases and Redemptions of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus under "How to Buy Shares" and "How to Sell Shares."

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 10 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one Investor Shares account in any one Fund in a 90-day period, the entire redemption will be paid in cash if you provide us with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by us. If you have authorized us to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures specified in the Prospectus.

Receipt of your instruction to redeem 30 days prior to the transaction provides the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Fund and its shareholders.

You may cancel your redemption instruction prior to the transaction date. However, if you do so, we may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

If you do not provide your instruction to redeem 30 days prior to the transaction, you have two alternatives:

(1)You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities.

Since the share price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

(2)In lieu of receiving cash as described earlier, you may elect to receive securities from the Fund. The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund, and will be securities that the Fund may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value," page 22, and such valuation will be made as of the same time the redemption price is determined.

These alternatives are designed to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Fund) bears the brokerage cost of selling them.

This section does not apply to the Institutional Class of Shares.


Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1997, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years the Funds have paid the following brokerage commissions:

------------------------------------------------ --------------- -------------- ---------------
Transamerica Premier Fund                             1997           1996            1995
------------------------------------------------ --------------- -------------- ---------------

Aggressive Growth Fund                                  $21,170            - -             - -
Small Company Fund                                      $48,326            - -             - -
Equity Fund                                            $127,954        $50,745         $44,132
Index Fund                                               $7,134         $9,599         $16,636
Balanced Fund                                           $20,909        $13,424         $48,901
Bond Fund                                               $23,822         $2,828         $19,275
Total                                                  $251,312        $78,592        $130,939

------------------------------------------------ --------------- -------------- ---------------


The Premier Aggressive Growth and Premier Small Company Funds were launched in July 1997. The Premier High Yield Bond Fund was launched in July 1998. High fees in 1995 reflect the start up costs of these Funds. Increases in 1997 over 1996 for these Funds were due to a large increase in sales in 1997, particularly for the Premier Equity Fund.


On December 31, 1997, the Premier Equity Fund held stock in Charles Schwab Corporation with a value of $4,717,969 and stock in Merrill Lynch & Company Incorporated with a value of $2,917,500. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $29,818, stock in Chase Manhattan Corporation with a value of $115,413, and stock in Merrill Lynch & Company Incorporated with a value of $60,830. The Premier Bond Fund held bonds issued by Morgan Stanley, Dean Witter, Discover and Co. with a value of $542,035. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $943,594. In 1997, Charles Schwab & Co., Merrill Lynch, Pierce, Fenner, & Smith, Chase Securities, Morgan Stanley & Co., Inc. and J.P. Morgan were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

Charles Schwab & Company is considered an affiliated broker, because the Chief Executive Officer of its parent corporation is on the board of directors of the parent corporation of the Investment Adviser and the Administrator of the Funds. The amount of commissions paid by all Funds to Charles Schwab & Company over the last three fiscal years was $0 in 1995, $0 in 1996 and $300 in 1997, totaling $300 over the three years. For 1997, the business done through Charles Schwab & Company represents 0.11% of the total commissions paid by the Funds to all brokers, and 0.14% of the aggregate dollar amount of transactions made by the Funds through all brokers.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows: (a) equity securities and other similar investments ("Equities") listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board; (d) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts; (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.

Performance Information

Performance information for the Funds including the yield and effective yield of the Transamerica Premier Cash Reserve Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields
Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

30-Day Yield for Non-Money Market Funds
Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Average Annual Total Return for Non-Money Market Funds
Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV Where:
P = a hypothetical initial payment of $1,000 T = an average annual total return n = the number years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

     In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including: the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); the Hambrecht & Quist Growth Stock Index; the NASDAQ OTC Composite Prime Return; the Russell Midcap Index; the Russell 2000 Index; the ValueLine Composite; the Wilshire 5000 Index; the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds); the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds); the J.P. Morgan Global Government Bond Index; IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds); historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; the FT-Actuaries Europe and Pacific Index; mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data Service, the Investment Company Institute, the Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.


Taxes

Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The distribution requirement, in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.


Other Information

Legal Matters An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers.

Independent Auditors
Ernst & Young LLP, 515 S. Flower Street, Los Angeles, California 90071, performs audits of the Funds' financial statements.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.


Financial Statements

The audited Annual Report for the fiscal year ended December 31, 1997 is a separate report supplied with this Statement of Additional Information and is incorporated herein by reference.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.


Standard & Poor's Corporation
AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S.
government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

1


Transamerica Premier Funds ---  Institutional Shares
Prospectus: June 30, 1998

         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund


Your Guide
This guide (the "Prospectus") will provide you with helpful insights and details about the Institutional Class of shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.


Transamerica Investors, Inc.
Transamerica Investors, Inc. (the "Company") is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $250,000 and the minimum subsequent investment is $1,000. See "Minimum Investments" on page 30 for more details.


Additional Information and Assistance
For additional details about the Funds, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.








Contents

The Funds at a Glance                                         2
Fund Expenses                                                 4
Investment Adviser's Performance Managing
   Similar Accounts                                           5
The Management Team                                           9
The Funds In Detail                                           10
         Transamerica Premier Aggressive Growth Fund          10
         Transamerica Premier Small Company Fund     11
         Transamerica Premier Equity Fund                     12
         Transamerica Premier Value Fund                      13
         Transamerica Premier Index Fund                      15
         Transamerica Premier Balanced Fund          16
         Transamerica Premier High Yield Bond Fund   17
         Transamerica Premier Bond Fund                       19
         Transamerica Premier Cash Reserve Fund               20
A General Discussion About Risk                               21
Investment Procedures and Risk Considerations                 22
Shareholder Services                                          28
         Opening Your Account                                 28
         How to Buy Shares                                    29
         How to Sell Shares                                   31
         How to Exchange Shares                               33
         Other Investor Requirements and Services             33
Dividends and Capital Gains                                   34
What About Taxes?                                    35
Share Price                                                   36
Organization and Management                                   36
General Information                                           40


The Funds at a Glance

The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 10. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 22.

Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 10 for more details.



Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 11 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 12 for more details.

Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
o The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
o    See page 13 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
      See page 15 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.
      See page 16 for more details.

Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      The Fund is intended for investors who wish to invest in the bond market and are willing to assume additional risk in return for above-average income potential.
      See page 17 for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page 19 for more details.

Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.
      See page 20 for more details.

Availability
Institutional Shares are available on a no-load basis directly to high net worth individuals, qualified retirement plans, and other institutional clients, and require a minimum initial investment of $250,000. The shares may also be offered through financial planners, broker-dealers, and other financial intermediaries. These shares are distributed by Transamerica Securities Sales Corporation ("TSSC"), the Distributor.

Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from TSSC. You may obtain an Investor Shares Prospectus by calling 1-800-89-ASK-US (1-800-892-7587).

This Prospectus provides information about the Institutional Shares only.


Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)

                                                                                        High
                           Aggressive   Small                                           Yield            Cash
Transaction Expens          Growth   Company   Equity   Value   Index  Balanced  Bond  Bond  Reserve
----------------------------------------------------------------------------------------------------
Sales Charge
   on Purchases1           None        None           None      None    None   None         None     None  None
Redemption Fee             None        None           None      None    None   None         None     None  None
Sales Charge on
   Reinvested Dividends    None        None           None      None    None   None         None     None  None
Contingent Deferred
   Sales Charge            None        None           None      None    None   None         None     None  None

Annual Fund Operating Expenses (as a percent of average net assets)
                                                     Other Expenses    Total Operating
 Transamerica                                        After Waiver and  Expenses After Waiver
 Premier Funds    Adviser Fee1      12b-1 Fee        Reimbursement2    and Reimbursement3
-----------------------------------------------------------------------------------------
Aggressive Growth    0.85%            - -            0.30%                      1.15%
Small Company        0.85%            - -            0.30%                      1.15%
Equity               0.85%            - -            0.40%                      1.25%
Value                0.75%            - -            0.20%                      1.00%
Index                0.30%            - -            0.30%                      0.60%
Balanced             0.75%            - -            0.45%                      1.20%
High Yield Bond      0.55%            - -            0.00%                      0.55%
Bond                 0.60%            - -            0.45%                      1.05%
Cash Reserve         0.35%            - -            0.25%                      0.60%

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5% would be:

Transamerica Premier Funds  1 Year           3 Years          5 Years           10 Years
----------------------------------------------------------------------------------------
Aggressive Growth          $12              $37               $63               $140
Small Company              $12              $37               $63              $140
Equity                     $13              $40               $69              $151
Value                      $10              $32               $55              $122
Index                      $  6             $19               $33              $  75
Balanced                   $12              $38               $66               $145
High Yield Bond
Bond                      $11              $33               $58              $128
Cash Reserve              $  6             $19               $33              $  75

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.

1 The  Investment  Adviser  may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 3 below. See "Adviser Fee" on page 39 for additional information. 2 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 9. Other expenses include expenses not covered by the adviser fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. 3 "Total Operating Expenses" include adviser fees and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages: 1.00% for the Aggressive Growth Fund, 1.00% for the Small Company Fund, 0.95% for the Equity Fund, 1.00% for the Value Fund, 0.50% for the Index Fund, 0.80% for the Balanced Fund, 0.55% for the High Yield Bond Fund, 0.65% for the Bond Fund, and 0.50% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses for the first fiscal year, the ratio of total operating expenses to average net assets is estimated to be 1.48% for the Aggressive Growth Fund, 1.48% for the Small Company Fund, 1.65% for the Equity Fund, 1.99% for the Index Fund, 1.64% for the Balanced Fund, 1.51% for the Bond Fund, and 0.79% for the Cash Reserve Fund. It is estimated to be 0.73% for the High Yield Bond Fund, and 1.29% for the Value Fund based on estimated $70.3 million and $75 million in assets respectively.


Investment Adviser's Performance Managing Similar Accounts

The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Bond, Balanced and Cash Reserve Funds have the same investment adviser and have substantially the same investment objectives, policies and strategies as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
Transamerica Equity Fund               Transamerica Premier Equity Fund
Transamerica Equity Index Fund         Transamerica Premier Index Fund
Transamerica Bond Fund                 Transamerica Premier Bond Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund

There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 1997.



                                    1                5                 10               Since
                                    Year             Years             Years            Inception3
Equity Fund                         45.70%           28.48%            27.79%           23.76%
Premier Equity Fund                 47.51%           ---               ---              32.03%
S&P 500 Index4                      33.36%           20.27%            18.07%           14.67%

Equity Index Fund                  32.41%           19.63%            17.43%            16.56%
Premier Index Fund                  33.14%           ---               ---              27.38%
S&P 500 Index4                      33.36%           20.27%            18.07%           14.67%

Bond Fund                           11.45%           9.29%             10.87%           12.41%
Premier Bond Fund                     9.99%          ---               ---                 7.07%
Lehman Brothers
  Govt./Corporate Index5              9.76%          7.61%             9.15%              9.97%

Balanced Fund                       29.61%           ---               ---              20.39%
Premier Balanced Fund               35.38%           ---               ---              23.09%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index             21.29%           ---               ---              13.60%

Cash Management Fund                  5.07%          4.38%             5.45%              6.65%
Premier Cash Reserve Fund             5.48%          ---               ---                 5.44%
IBC First Tier Index6                 5.04%          4.32%             5.43%              6.58%

1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees, because the Institutional Shares were not offered during the periods shown. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Bond - 5/1/83; Balanced - 4/1/93; Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation. 6 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $8,895 at December 31, 1997. This is an annualized return of 23.76% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,071.

1



Transamerica Premier Funds ---  Institutional Shares
Prospectus: June 30, 1998

         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund



Your Guide
This guide (the "Prospectus") will provide you with helpful insights and details about the Institutional Class of shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds"). It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.


Transamerica Investors, Inc.

Transamerica Investors, Inc. (the "Company") is an open-end, management investment company offering a number of portfolios, known collectively as the Transamerica Premier Funds. Each Fund is managed separately and has its own investment objective, strategies and policies designed to meet different goals. Each class of each Fund has its own levels of expenses and charges. The minimum initial investment is $250,000 and the minimum subsequent investment is $1,000. See "Minimum Investments" on page 30 for more details.



Additional Information and Assistance
For additional details about the Funds, call 1-800-89-ASK-US (1-800-892-7587), or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge by calling the above number. The Statement of Additional Information is a part of this Prospectus by reference.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.









Contents

The Funds at a Glance                                         2
Fund Expenses                                                 4
Investment Adviser's Performance Managing

   Similar Accounts                                           5
The Management Team                                           9
The Funds In Detail                                           10
         Transamerica Premier Aggressive Growth Fund          10
         Transamerica Premier Small Company Fund     11
         Transamerica Premier Equity Fund                     12
         Transamerica Premier Value Fund                      13
         Transamerica Premier Index Fund                      15
         Transamerica Premier Balanced Fund          16
         Transamerica Premier High Yield Bond Fund   17
         Transamerica Premier Bond Fund                       19
         Transamerica Premier Cash Reserve Fund               20
A General Discussion About Risk                               21
Investment Procedures and Risk Considerations                 22
Shareholder Services                                          28
         Opening Your Account                                 28
         How to Buy Shares                                    29
         How to Sell Shares                                   31
         How to Exchange Shares                               33
         Other Investor Requirements and Services             33
Dividends and Capital Gains                                   34
What About Taxes?                                    35
Share Price                                                   36
Organization and Management                                   36
General Information                                           40



The Funds at a Glance


The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 10. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 22.


Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 10 for more details.



Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 11 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page 12 for more details.

Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
o The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
o    See page 13 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
      See page The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
 It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
 The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.

       15 for more details.


Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Fund is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

      See page 16 for more details.

Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      The Fund is intended for investors who wish to invest in the bond market and are willing to assume additional risk in return for above-average income potential.

      See page 17 for more details.


Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Fund is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page 19 for more details.


Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

      See page 20 for more details.


Availability
Institutional Shares are available on a no-load basis directly to high net worth individuals, qualified retirement plans, and other institutional clients, and require a minimum initial investment of $250,000. The shares may also be offered through financial planners, broker-dealers, and other financial intermediaries. These shares are distributed by Transamerica Securities Sales Corporation ("TSSC"), the Distributor.

Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other investors from TSSC. You may obtain an Investor Shares Prospectus by calling 1-800-89-ASK-US (1-800-892-7587).

This Prospectus provides information about the Institutional Shares only.


Fund Expenses

Shareholder Transaction Expenses (as a percentage of offering price)


                                                                                        High
                           Aggressive   Small                                           Yield            Cash
Transaction Expens          Growth   Company   Equity   Value   Index  Balanced  Bond  Bond  Reserve
----------------------------------------------------------------------------------------------------
Sales Charge
   on Purchases1           None        None           None      None    None   None         None     None  None
Redemption Fee             None        None           None      None    None   None         None     None  None
Sales Charge on
   Reinvested Dividends    None        None           None      None    None   None         None     None  None
Contingent Deferred
   Sales Charge            None        None           None      None    None   None         None     None  None


Annual Fund Operating Expenses (as a percent of average net assets)

                                                     Other Expenses    Total Operating
 Transamerica                                        After Waiver and  Expenses After Waiver

 Premier Funds    Adviser Fee1      12b-1 Fee        Reimbursement2    and Reimbursement3
-----------------------------------------------------------------------------------------
Aggressive Growth    0.85%            - -            0.30%                      1.15%
Small Company        0.85%            - -            0.30%                      1.15%
Equity               0.85%            - -            0.40%                      1.25%
Value                0.75%            - -            0.20%                      1.00%
Index                0.30%            - -            0.30%                      0.60%
Balanced             0.75%            - -            0.45%                      1.20%
High Yield Bond      0.55%            - -            0.00%                      0.55%
Bond                 0.60%            - -            0.45%                      1.05%
Cash Reserve         0.35%            - -            0.25%                      0.60%


The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Example
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5% would be:


Transamerica Premier Funds  1 Year           3 Years          5 Years           10 Years
----------------------------------------------------------------------------------------
Aggressive Growth          $12              $37               $63               $140
Small Company              $12              $37               $63              $140
Equity                     $13              $40               $69              $151
Value                      $10              $32               $55              $122
Index                      $  6             $19               $33              $  75
Balanced                   $12              $38               $66               $145
High Yield Bond
Bond                      $11              $33               $58              $128
Cash Reserve              $  6             $19               $33              $  75


The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.


1 The  Investment  Adviser  may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 3 below. See "Adviser Fee" on page 39 for additional information. 2 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "The Management Team" on page 9. Other expenses include expenses not covered by the adviser fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. 3 "Total Operating Expenses" include adviser fees and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages: 1.00% for the Aggressive Growth Fund, 1.00% for the Small Company Fund, 0.95% for the Equity Fund, 1.00% for the Value Fund, 0.50% for the Index Fund, 0.80% for the Balanced Fund, 0.55% for the High Yield Bond Fund, 0.65% for the Bond Fund, and 0.50% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses for the first fiscal year, the ratio of total operating expenses to average net assets is estimated to be 1.48% for the Aggressive Growth Fund, 1.48% for the Small Company Fund, 1.65% for the Equity Fund, 1.99% for the Index Fund, 1.64% for the Balanced Fund, 1.51% for the Bond Fund, and 0.79% for the Cash Reserve Fund. It is estimated to be 0.73% for the High Yield Bond Fund, and 1.29% for the Value Fund based on estimated $70.3 million and $75 million in assets respectively.



Investment Adviser's Performance Managing Similar Accounts

The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Bond, Balanced and Cash Reserve Funds have the same investment adviser and have substantially the same investment objectives, policies and strategies as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
Transamerica Equity Fund                 Transamerica Premier Equity Fund
Transamerica Equity Index Fund           Transamerica Premier Index Fund
Transamerica Bond Fund                   Transamerica Premier Bond Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund

There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 1997.

                                    1                5                 10               Since
                                    Year             Years             Years            Inception3
Equity Fund                         45.70%           28.48%            27.79%           23.76%
Premier Equity Fund                 47.51%           ---               ---              32.03%
S&P 500 Index4                      33.36%           20.27%            18.07%           14.67%

Equity Index Fund                   32.41%           19.63%            17.43%            16.56%
Premier Index Fund                  33.14%           ---               ---              27.38%
S&P 500 Index4                      33.36%           20.27%            18.07%           14.67%

Bond Fund                           11.45%           9.29%             10.87%           12.41%
Premier Bond Fund                      9.99%          ---               ---                 7.07%
Lehman Brothers
  Govt./Corporate Index5              9.76%          7.61%             9.15%              9.97%

Balanced Fund                       29.61%           ---               ---              20.39%
Premier Balanced Fund               35.38%           ---               ---              23.09%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index             21.29%           ---               ---              13.60%

Cash Management Fund                  5.07%          4.38%             5.45%              6.65%
Premier Cash Reserve Fund               5.48%          ---               ---                 5.44%
IBC First Tier Index6                 5.04%          4.32%             5.43%              6.58%

1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees, because the Institutional Shares were not offered during the periods shown. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Bond - 5/1/83; Balanced - 4/1/93; Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 5 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation. 6 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $8,895 at December 31, 1997. This is an annualized return of 23.76% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,071.

1

Transamerica Premier Funds --- Class A and Class M Shares
Prospectus: June 30, 1998

Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund

Additional Information and Assistance
For additional details about the Funds ask your broker or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.

Contents

The Funds at a Glance                                           2
Fund Expenses                                                   3
Investment Adviser's Performance Managing
   Similar Accounts                                             6
The Funds in Detail                                             9
         Transamerica Premier Aggressive Growth Fund            9
         Transamerica Premier Small Company Fund     10
         Transamerica Premier Equity Fund                     11
         Transamerica Premier Value Fund                      11
         Transamerica Premier Index Fund                      12
         Transamerica Premier Balanced Fund          13
         Transamerica Premier Bond Fund                       14
         Transamerica Premier Cash Reserve Fund               15
A General Discussion About Risk                               16
Investment Procedures and Risk Considerations                 17
Buying and Selling Shares                                     22
Dividends and Capital Gains                                   28
Tax Information                                               28
Share Price                                                   29
Organization and Management                                   30
General Information                                           34



The Funds at a Glance

The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 9. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 17.

Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      See page 9 for more details.

Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      See page 10 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      See page 11 for more details.

Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
o    See page 11 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      See page 12 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      See page 13 for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      See page 14 for more details.

Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      See page 15 for more details.


Fund Expenses

Shareholder Transaction Expenses

----------------------------- ------------------ ----------------------- ----------------- -----------------
Transamerica Premier            Maximum Sales     Maximum Con-tingent    Sales Charge on     Exchange Fee
Fund/Class                         Charge1           Deferred Sales         Reinvested
                              (as a percentage          Charge2             Dividends
                                 of offering      (as a percentage of
                                   price)        the lower of original
                                                   purchase price or
                                                  redemption proceeds)
Aggressive Growth Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Small Company Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Equity Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Value Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Index Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Balanced Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Bond Fund
    Class A                         4.75%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Cash Reserve Fund
    Class A                         none                  none                 none             5.25%3
    Class M                         none                  none                 none             1.00%3
----------------------------- ------------------ ----------------------- ----------------- -----------------




Annual Fund Operating Expenses (as a percent of average net assets)

---------------------------- -------------- --------------- --------------------- --------------------------
Transamerica Premier         Adviser Fee4     12b-1 Fee5       Other Expenses     Total Operating Expenses
 Fund/Class                                                   After Waiver and        After Waiver and
                                                               Reimbursement6          Reimbursement7
Aggressive Growth Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Small Company Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Equity Fund
    Class A                      0.85%          0.35%              0.40%                    1.60%
    Class M                      0.85%          0.60%              0.40%                    1.85%
Value Fund
    Class A                      0.75%          0.35%              0.20%                    1.30%
    Class M                      0.75%          0.60%              0.20%                    1.55%
Index Fund
    Class A                      0.00%          0.35%              0.15%                    0.50%
    Class M                      0.00%          0.60%              0.15%                    0.75%
Balanced Fund
    Class A                      0.75%          0.35%              0.45%                    1.55%
    Class M                      0.75%          0.60%              0.45%                    1.80%
Bond Fund
    Class A                      0.60%          0.35%              0.45%                    1.40%
    Class M                      0.60%          0.60%              0.45%                    1.65%
Cash Reserve Fund
    Class A                      0.00%          0.35%              0.25%                    0.60%
    Class M                      0.00%          0.60%              0.25%                    0.85%
---------------------------- -------------- --------------- --------------------- --------------------------

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Examples
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5%, payment of maximum sales charge and, except as indicated, redemptions at the end of each period, would be:8

----------------------------------------- ----------------- --------------- --------------- ----------------
Transamerica Premier  Fund                     1 Year          3 Years         5 Years         10 Years
Aggressive Growth Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Small Company Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Equity Fund
    Class A                                     $68              $100            $135            $233
    Class M (no redemption)                     $29              $68             $109            $225
    Class M (redemption)                        $39              $68             $109            $225
Value Fund
    Class A                                     $65              $92             $120            $201
    Class M (no redemption)                     $26              $58             $94             $193
    Class M (redemption)                        $36              $58             $94             $193
Index Fund
    Class A                                     $57              $68             $79             $112
    Class M (no redemption)                     $18              $34             $51             $102
    Class M (redemption)                        $28              $34             $51             $102
Balanced Fund
    Class A                                     $67              $99             $133            $227
    Class M (no redemption)                     $28              $66             $107            $219
    Class M (redemption)                        $38              $66             $107            $219
Bond Fund
    Class A                                     $66              $94             $125            $212
    Class M (no redemption)                     $27              $62             $99             $204
    Class M (redemption)                        $37              $62             $99             $204
Cash Reserve Fund
    Class A                                      $6              $19             $33              $75
    Class M (no redemption)                      $9              $27             $47             $105
    Class M (redemption)                         $9              $27             $47             $105
----------------------------------------- ----------------- --------------- --------------- ----------------

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.

1 Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares" on page 22. 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class M Shares made within 24 months following their purchase, without regard to the size of the purchase. See "Buying and Selling Shares" on page 22. 3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. 4 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee" on page 32 for additional information. 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge. 6 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "Administrator" on page 33. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. Expenses for all other Funds are based on actual expenses incurred during 1997. 7 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages for the Class A and Class M Shares, respectively: 1.50%/1.75% for the Aggressive Growth Fund, 1.50%/1.75% for the Small Company Fund, 1.60%/1.85% for the Equity Fund, 1.30%/1.55% for the Value Fund, 0.50%/0.75% for the Index Fund, 1.55%/1.80% for the Balanced Fund, 1.40%/1.65% for the Bond Fund, and 0.60%/0.85% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses, the ratio of total operating expenses to average net assets is estimated to be for the Class A
Shares and the Class M Shares, respectively: 3.51%/4.12% for the Aggressive Growth Fund, 3.51%/4.31% for the Small Company Fund, 1.94%/2.31% for the Equity Fund, 3.49%/4.10% for the Value Fund, 3.71%/4.45% for the Index Fund, 7.31%/8.56% for the Balanced Fund, 10.30%/12.13% for the Bond Fund, and 1.57%/2.00% for the Cash Reserve Fund.. 8 The expenses in the example assume no fees for IRA or SEP accounts.

Investment Adviser's Performance Managing Similar Accounts
The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Balanced, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
Transamerica Equity Fund                   Transamerica Premier Equity Fund
Transamerica Equity Index Fund             Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica Bond Fund                  Transamerica Premier Bond Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund

There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.

                                            1                 5                 10               Since
                                            year              years             years            Inception3
Equity Fund                                 72.15%            31.88%            28.14%           25.24%
Premier Equity Fund, Class A                70.88%            ---               ---              36.76%
Premier Equity Fund, Class M                70.88%            ---               ---              36.76%
S&P 500 Index4                              48.00%            22.40%            18.94%           15.74%

Equity Index Fund                            46.99%           21.79%            18.30%           17.48%
Premier Index Fund, Class A                 47.79%            ---               ---              30.96%
Premier Index Fund, Class M                 47.79%            ---               ---              30.96%
S&P 500 Index4                              48.00%            22.40%            18.94%           17.48%


Balanced Fund                               47.62%            22.19%            ---              22.19%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index                     29.34%            14.57%            ---              14.57%

Bond Fund                                   14.77%            8.27%             10.60%           12.34%
Premier Bond Fund, Class A                   14.19%           ---               ---                7.18%
Premier Bond Fund, Class M                    14.19%           ---               ---                7.18%
Lehman Brothers
  Govt./Corporate Index5                     12.39%           6.96%             8.93%              9.91%

Cash Management Fund                        5.10%             4.50%             5.41%              6.62%
Premier Cash Reserve Fund, Class A6         5.48%             ---               ---                5.44%
Premier Cash Reserve Fund, Class M6         5.48%             ---               ---                5.44%
IBC First Tier Index7                       5.08%             4.44%             5.39%              6.56%

1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 Performance of the Premier Funds prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge for this class of shares. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; Bond - 5/1/83; Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard & Poor's 500 Index consists of the 500 most widely held, publicly traded common stocks. 5 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation. 6 The 7-day current yield was 5.36% as of 3/31/98. 7 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.

1

Transamerica Premier Funds --- Class A and Class M Shares
Prospectus: June 30, 1998

         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund

Additional Information and Assistance
For additional details about the Funds ask your broker or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.

Contents

The Funds at a Glance                                           2
Fund Expenses                                                   3
Investment Adviser's Performance Managing
   Similar Accounts                                             6
The Funds in Detail                                           10
         Transamerica Premier Aggressive Growth Fund          10
         Transamerica Premier Small Company Fund     11
         Transamerica Premier Equity Fund                     12
         Transamerica Premier Value Fund                      12
         Transamerica Premier Index Fund                      13
         Transamerica Premier Balanced Fund          14
         Transamerica Premier High Yield Bond Fund   15
         Transamerica Premier Bond Fund                       16
         Transamerica Premier Cash Reserve Fund               17
A General Discussion About Risk                               18
Investment Procedures and Risk Considerations                 19
Buying and Selling Shares                                     25
Dividends and Capital Gains                                   29
Tax Information                                               30
Share Price                                                   31
Organization and Management                                   31
General Information                                           35

The Funds at a Glance

The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 10. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 19.

Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      See page 10 for more details.

Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      See page 11 for more details.

Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
      See page 12 for more details.

Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.
o    See page 12 for more details.

Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      See page 13 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      See page 14 for more details.

Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      See page 15 for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      See page 16for more details.

Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      See page 17 for more details.


Fund Expenses

Shareholder Transaction Expenses


----------------------------- ------------------ ----------------------- ----------------- -----------------
Transamerica Premier            Maximum Sales     Maximum Con-tingent    Sales Charge on     Exchange Fee
Fund/Class                         Charge1           Deferred Sales         Reinvested
                              (as a percentage          Charge2             Dividends
                                 of offering      (as a percentage of
                                   price)        the lower of original
                                                   purchase price or
                                                  redemption proceeds)
Aggressive Growth Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Small Company Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Equity Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Value Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Index Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Balanced Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
High Yield Bond Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Bond Fund
    Class A                         4.75%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Cash Reserve Fund
    Class A                         none                  none                 none             5.25%3
    Class M                         none                  none                 none             1.00%3
----------------------------- ------------------ ----------------------- ----------------- -----------------


Annual Fund Operating Expenses (as a percent of average net assets)

---------------------------- -------------- --------------- --------------------- --------------------------
Transamerica Premier         Adviser Fee4     12b-1 Fee5       Other Expenses     Total Operating Expenses
 Fund/Class                                                   After Waiver and        After Waiver and
                                                               Reimbursement6          Reimbursement7
Aggressive Growth Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Small Company Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Equity Fund
    Class A                      0.85%          0.35%              0.40%                    1.60%
    Class M                      0.85%          0.60%              0.40%                    1.85%
Value Fund
    Class A                      0.75%          0.35%              0.20%                    1.30%
    Class M                      0.75%          0.60%              0.20%                    1.55%
Index Fund
    Class A                      0.00%          0.35%              0.15%                    0.50%
    Class M                      0.00%          0.60%              0.15%                    0.75%
Balanced Fund
    Class A                      0.75%          0.35%              0.45%                    1.55%
    Class M                      0.75%          0.60%              0.45%                    1.80%
High Yield Bond Fund
    Class A                      0.55%          0.35%              0.00%                    0.90%
    Class M                      0.55%          0.60%              0.00%                    1.15%
Bond Fund
    Class A                      0.60%          0.35%              0.45%                    1.40%
    Class M                      0.60%          0.60%              0.45%                    1.65%
Cash Reserve Fund
    Class A                      0.00%          0.35%              0.25%                    0.60%
    Class M                      0.00%          0.60%              0.25%                    0.85%
---------------------------- -------------- --------------- --------------------- --------------------------

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Examples
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5%, payment fo maximum sales charge and, except as indicated, redemptions at the end of each period, would be:8

----------------------------------------- ----------------- --------------- --------------- ----------------
Transamerica Premier  Fund                     1 Year          3 Years         5 Years         10 Years
Aggressive Growth Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Small Company Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Equity Fund
    Class A                                     $68              $100            $135            $233
    Class M (no redemption)                     $29              $68             $109            $225
    Class M (redemption)                        $39              $68             $109            $225
Value Fund
    Class A                                     $65              $92             $120            $201
    Class M (no redemption)                     $26              $58             $94             $193
    Class M (redemption)                        $36              $58             $94             $193
Index Fund
    Class A                                     $57              $68             $79             $112
    Class M (no redemption)                     $18              $34             $51             $102
    Class M (redemption)                        $28              $34             $51             $102
Balanced Fund
    Class A                                     $67              $99             $133            $227
    Class M (no redemption)                     $28              $66             $107            $219
    Class M (redemption)                        $38              $66             $107            $219
High Yield Bond Fund
    Class A                                     $62              $83             $105            $169
    Class M                                     $23              $49             $78             $160
    Class M (no redemption)                     $33              $49             $78             $160
Bond Fund
    Class A                                     $66              $94             $125            $212
    Class M (no redemption)                     $27              $62             $99             $204
    Class M (redemption)                        $37              $62             $99             $204
Cash Reserve Fund
    Class A                                      $6              $19             $33              $75
    Class M (no redemption)                      $9              $27             $47             $105
    Class M (redemption)                         $9              $27             $47             $105
----------------------------------------- ----------------- --------------- --------------- ----------------

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.

1 Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares" on page 25. 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class M Shares made within 24 months following their purchase, without regard to the size of the purchase. See "Buying and Selling Shares" on page 25. 3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. 4 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee" on page 34 for additional information. 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge. 6 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "Administrator" on page 31. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. Expenses for all other Funds are based on actual expenses incurred during 1997. 7 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages for the Class A and Class M Shares, respectively: 1.50%/1.75% for the Aggressive Growth Fund, 1.50%/1.75% for the Small Company Fund, 1.60%/1.85% for the Equity Fund, 1.30%/1.55% for the Value Fund, 0.50%/0.75% for the Index Fund, 1.55%/1.80% for the Balanced Fund, 0.90%/1.15% for the High Yield Bond Fund, 1.40%/1.65% for the Bond Fund, and 0.60%/0.85% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses, the ratio of total operating expenses to average net assets is estimated to be for the Class A Shares and the Class M Shares, respectively: 3.51%/4.12% for the Aggressive Growth Fund, 3.51%/4.31% for the Small Company Fund, 1.94%/2.31% for the Equity Fund, 3.49%/4.10% for the Value Fund, 3.71%/4.45% for the Index Fund, 7.31%/8.56% for the Balanced Fund, ____%/____% for the High Yield Bond Fund, 10.30%/12.13% for the Bond Fund, and 1.57%/2.00% for the Cash Reserve Fund. 8 The expenses in the example assume no fees for IRA or SEP accounts.

Investment Adviser's Performance Managing Similar Accounts
The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day the Fund began selling shares. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
---------------------------------------------------------
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund              Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica High Yield Bond Fund         Transamerica Premier High Yield Bond
                                              Fund
Transamerica Bond Fund                      Transamerica Premier Bond Fund
Transamerica Cash Management Fund           Transamerica Premier Cash Reserve
                                             Fund
There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.

                                            1                 5                 10               Since
                                            Year              Years             Years            Inception
Equity Fund                                 72.15%            31.88%            28.14%           25.24%
Premier Equity Fund, Class A                70.88%            ---               ---              36.76%
Premier Equity Fund, Class M                70.88%            ---               ---              36.76%
S&P 500 Index4                              48.00%            22.40%            18.94%           15.74%

Equity Index Fund                           46.99%           21.79%            18.30%           17.48%
Premier Index Fund, Class A                 47.79%            ---               ---              30.96%
Premier Index Fund, Class M                 47.79%            ---               ---              30.96%
S&P 500 Index4                              48.00%            22.40%            18.94%           17.48%

Balanced Fund                               47.62%            22.19%            ---              22.19%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index                     29.34%            14.57%            ---              14.57%

High Yield Bond Fund                        19.44%            12.23%              - -            14.61%
Premier High Yield Bond Fund, Cl. A             - -             - -              - -              - -
Premier High Yield Bond Fund, Cl. M             - -             - -              - -              - -
Merrill Lynch All High
   Yield Index5                             14.77%            10.99%              - -            14.07%

Bond Fund                                   14.77%            8.27%             10.60%           12.34%
Premier Bond Fund, Class A                  14.19%           ---               ---                7.18%
Premier Bond Fund, Class M                  14.19%           ---               ---                7.18%
Lehman Brothers
  Govt./Corporate Index6                     12.39%           6.96%             8.93%              9.91%

Cash Management Fund                        5.10%             4.50%             5.41%              6.62%
Premier Cash Reserve Fund, Class A7         5.48%             ---               ---                5.44%
Premier Cash Reserve Fund, Class M7         5.48%             ---               ---                5.44%
IBC First Tier Index8                       5.08%             4.44%             5.39%              6.56%


1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 Performance of the Premier Funds prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge for this class of shares. 3 The inception date of all Premier Funds shown in the table is October 2, 1995, except the Premier High Yield Bond Fund which started June 30, 1998. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond - 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard & Poor's 500 Index consists of the 500 most widely held, publicly traded common stocks.
5        The Merrill Lynch All High Yield Index consists of high yield bonds.
6 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation. 7 The 7-day current yield was 5.36% as of 3/31/98. 8 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.
These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index. 0

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.

33

Transamerica Premier Funds --- Class A and Class M Shares
Prospectus: June 30, 1998


         Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier
         Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier High Yield Bond Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund


Additional Information and Assistance

For additional details about the Funds ask your broker or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.


Contents


The Funds at a Glance                                           2
Fund Expenses                                                   3
Investment Adviser's Performance Managing
   Similar Accounts                                             6
The Funds in Detail                                           10
         Transamerica Premier Aggressive Growth Fund          10
         Transamerica Premier Small Company Fund     11
         Transamerica Premier Equity Fund                     12
         Transamerica Premier Value Fund                      12
         Transamerica Premier Index Fund                      13
         Transamerica Premier Balanced Fund          14
         Transamerica Premier High Yield Bond Fund   15
         Transamerica Premier Bond Fund                       16
         Transamerica Premier Cash Reserve Fund               17
A General Discussion About Risk                               18
Investment Procedures and Risk Considerations                 19
Buying and Selling Shares                                     25
Dividends and Capital Gains                                   29
Tax Information                                               30
Share Price                                                   31
Organization and Management                                   31
General Information                                           35


The Funds at a Glance


The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 10. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 19.


Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
 The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 10 for more details.


Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.

      See page 11 for more details.


Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.

      See page 12 for more details.


Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.

o    See page 12 for more details.


Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.

      See page 13 for more details.


Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.

      See page 14 for more details.

Transamerica Premier High Yield Bond Fund
      The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      See page 15 for more details.

Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      See page 16for more details.


Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.

      See page 17 for more details.



Fund Expenses

Shareholder Transaction Expenses

----------------------------- ------------------ ----------------------- ----------------- -----------------
Transamerica Premier            Maximum Sales     Maximum Con-tingent    Sales Charge on     Exchange Fee
Fund/Class                         Charge1           Deferred Sales         Reinvested
                              (as a percentage          Charge2             Dividends
                                 of offering      (as a percentage of
                                   price)        the lower of original
                                purchase price or
                              redemption proceeds)
Aggressive Growth Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Small Company Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Equity Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Value Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Index Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Balanced Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
High Yield Bond Fund
    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Bond Fund
    Class A                         4.75%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Cash Reserve Fund

    Class A                         none                  none                 none             5.25%3
    Class M                         none                  none                 none             1.00%3

----------------------------- ------------------ ----------------------- ----------------- -----------------


Annual Fund Operating Expenses (as a percent of average net assets)

---------------------------- -------------- --------------- --------------------- --------------------------
Transamerica Premier         Adviser Fee4     12b-1 Fee5       Other Expenses     Total Operating Expenses
 Fund/Class                                                   After Waiver and        After Waiver and
                                                               Reimbursement6          Reimbursement7
Aggressive Growth Fund

    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%

Small Company Fund

    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%

Equity Fund

    Class A                      0.85%          0.35%              0.40%                    1.60%
    Class M                      0.85%          0.60%              0.40%                    1.85%

Value Fund

    Class A                      0.75%          0.35%              0.20%                    1.30%
    Class M                      0.75%          0.60%              0.20%                    1.55%

Index Fund

    Class A                      0.00%          0.35%              0.15%                    0.50%
    Class M                      0.00%          0.60%              0.15%                    0.75%

Balanced Fund

    Class A                      0.75%          0.35%              0.45%                    1.55%
    Class M                      0.75%          0.60%              0.45%                    1.80%
High Yield Bond Fund
    Class A                      0.55%          0.35%              0.00%                    0.90%
    Class M                      0.55%          0.60%              0.00%                    1.15%
Bond Fund
    Class A                      0.60%          0.35%              0.45%                    1.40%
    Class M                      0.60%          0.60%              0.45%                    1.65%

Cash Reserve Fund

    Class A                      0.00%          0.35%              0.25%                    0.60%
    Class M                      0.00%          0.60%              0.25%                    0.85%

---------------------------- -------------- --------------- --------------------- --------------------------

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.


Examples
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5%, payment fo maximum sales charge and, except as indicated, redemptions at the end of each period, would be:8


----------------------------------------- ----------------- --------------- --------------- ----------------
Transamerica Premier  Fund                     1 Year          3 Years         5 Years         10 Years
Aggressive Growth Fund

    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214

Small Company Fund

    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214

Equity Fund

    Class A                                     $68              $100            $135            $233
    Class M (no redemption)                     $29              $68             $109            $225
    Class M (redemption)                        $39              $68             $109            $225

Value Fund

    Class A                                     $65              $92             $120            $201
    Class M (no redemption)                     $26              $58             $94             $193
    Class M (redemption)                        $36              $58             $94             $193

Index Fund

    Class A                                     $57              $68             $79             $112
    Class M (no redemption)                     $18              $34             $51             $102
    Class M (redemption)                        $28              $34             $51             $102

Balanced Fund

    Class A                                     $67              $99             $133            $227
    Class M (no redemption)                     $28              $66             $107            $219
    Class M (redemption)                        $38              $66             $107            $219
High Yield Bond Fund
    Class A                                     $62              $83             $105            $169
    Class M                                     $23              $49             $78             $160
    Class M (no redemption)                     $33              $49             $78             $160
Bond Fund
    Class A                                     $66              $94             $125            $212
    Class M (no redemption)                     $27              $62             $99             $204
    Class M (redemption)                        $37              $62             $99             $204
Cash Reserve Fund
    Class A                                      $6              $19             $33              $75
    Class M (no redemption)                      $9              $27             $47             $105
    Class M (redemption)                         $9              $27             $47             $105

----------------------------------------- ----------------- --------------- --------------- ----------------

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.


1 Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares" on page 25. 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class M Shares made within 24 months following their purchase, without regard to the size of the purchase. See "Buying and Selling Shares" on page 25. 3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. 4 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee" on page 34 for additional information. 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge. 6 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "Administrator" on page 31. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. Expenses for all other Funds are based on actual expenses incurred during 1997. 7 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages for the Class A and Class M Shares, respectively: 1.50%/1.75% for the Aggressive Growth Fund, 1.50%/1.75% for the Small Company Fund, 1.60%/1.85% for the Equity Fund, 1.30%/1.55% for the Value Fund, 0.50%/0.75% for the Index Fund, 1.55%/1.80% for the Balanced Fund, 0.90%/1.15% for the High Yield Bond Fund, 1.40%/1.65% for the Bond Fund, and 0.60%/0.85% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses, the ratio of total operating expenses to average net assets is estimated to be for the Class A Shares and the Class M Shares, respectively: 3.51%/4.12% for the Aggressive Growth Fund, 3.51%/4.31% for the Small Company Fund, 1.94%/2.31% for the Equity Fund, 3.49%/4.10% for the Value Fund, 3.71%/4.45% for the Index Fund, 7.31%/8.56% for the Balanced Fund, ____%/____% for the High Yield Bond Fund, 10.30%/12.13% for the Bond Fund, and 1.57%/2.00% for the Cash Reserve Fund. 8 The expenses in the example assume no fees for IRA or SEP accounts.


Investment Adviser's Performance Managing Similar Accounts
The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.


The Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day the Fund began selling shares. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.


For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.


Separate Accounts                           Premier Funds
---------------------------------------------------------
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund              Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica High Yield Bond Fund     Transamerica Premier High Yield Bond Fund
Transamerica Bond Fund                      Transamerica Premier Bond Fund
Transamerica Cash Management Fund        Transamerica Premier Cash Reserve Fund


There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.


The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.

                                            1                 5                 10               Since
                                            Year              Years             Years            Inception
Equity Fund                                 72.15%            31.88%            28.14%           25.24%
Premier Equity Fund, Class A                70.88%            ---               ---              36.76%
Premier Equity Fund, Class M                70.88%            ---               ---              36.76%
S&P 500 Index4                              48.00%            22.40%            18.94%           15.74%

Equity Index Fund                           46.99%           21.79%            18.30%           17.48%
Premier Index Fund, Class A                 47.79%            ---               ---              30.96%
Premier Index Fund, Class M                 47.79%            ---               ---              30.96%
S&P 500 Index4                              48.00%            22.40%            18.94%           17.48%

Balanced Fund                               47.62%            22.19%            ---              22.19%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
50% S&P 500 Index and

  50% Lehman Brothers

  Govt./Corporate Index                     29.34%            14.57%            ---              14.57%

High Yield Bond Fund                        19.44%            12.23%              - -            14.61%
Premier High Yield Bond Fund, Cl. A            - -             - -              - -              - -
Premier High Yield Bond Fund, Cl. M            - -             - -              - -              - -
Merrill Lynch All High
   Yield Index5                             14.77%            10.99%              - -            14.07%

Bond Fund                                   14.77%            8.27%             10.60%           12.34%
Premier Bond Fund, Class A                 14.19%           ---               ---                7.18%
Premier Bond Fund, Class M                 14.19%           ---               ---                7.18%
Lehman Brothers
  Govt./Corporate Index6                     12.39%           6.96%             8.93%              9.91%

Cash Management Fund                        5.10%             4.50%             5.41%              6.62%
Premier Cash Reserve Fund, Class A7         5.48%             ---               ---                5.44%
Premier Cash Reserve Fund, Class M7         5.48%             ---               ---                5.44%
IBC First Tier Index8                       5.08%             4.44%             5.39%              6.56%


1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 Performance of the Premier Funds prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge for this class of shares. 3 The inception date of all Premier Funds shown in the table is October 2, 1995, except the Premier High Yield Bond Fund which started June 30, 1998. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; High Yield Bond - 9/1/90; Bond - 5/1/83; and Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard & Poor's 500 Index consists of the 500 most widely held, publicly traded common stocks.
5        The Merrill Lynch All High Yield Index consists of high yield bonds.
6 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation. 7 The 7-day current yield was 5.36% as of 3/31/98. 8 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.
         These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index. 0


The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account

The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.


(Graphic Omitted)

Bond Separate Account

The following graph depicts that $1,000 invested in the Bond Separate Account at its inception, May 1, 1983, would have appreciated to $5,679 at March 31, 1998. This is an annualized return of 12.34% per year. By comparison, $1,000 invested for the same time period in Lehman Brothers Government/Corporate Index securities would have grown to only $4,095.


(Graphic Omitted)

Cash Management Separate Account

The following graph depicts that $1,000 invested in the Cash Management Separate Account at its inception, January 3, 1982, would have appreciated to $2,835 at March 31, 1998. This is an annualized return of 6.62% per year. By comparison $1,000 invested for the same time period in IBC First Tier Index securities would have grown to $2,808.


(Graphic Omitted)

Performance for the separate accounts is shown after reduction for investment management and administrative charges. The indexes shown in the previous graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Performance figures are based on historical earnings. They are not intended to indicate future performance.


The performance of the Premier Funds may differ from the separate accounts' performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, the investment restrictions, both regulatory and by prospectus, imposed on the Funds, and the differences in fees, loads and expenses between the Funds and the separate accounts. In addition, it is possible that by using different performance-determining methods than those used here, the results could vary. This performance data should not be relied upon when deciding to invest in a particular Premier Fund. Past performance of the separate accounts is no guarantee of future results for the Funds. The Funds in Detail


Fund Objectives, Strategies and Policies
The investment objectives, strategies, and policies of each Fund are described on the following pages. In investing its portfolio assets, each Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security, unless otherwise indicated. For example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities. The Funds have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

Fund Risks

For  additional   information  on  specific  types  of  securities,   investment
techniques, and their risks, see "Investment Procedures and Risk Considerations" on page 19.



Transamerica Premier Aggressive Growth Fund

Investment Objective
The Fund seeks to maximize long-term growth.

Investment Strategies and Policies
The Fund generally invests at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger more established companies and/or smaller emerging companies selected by the Investment Adviser for their growth potential.

The Fund primarily invests in domestic common stocks selected by the Investment Adviser for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund may invest to a lesser degree in common stocks of foreign issuers and in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may use a variety of investment techniques, including derivatives and short sales.


While the Fund will generally be fully invested, should the Investment Adviser determine that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17.


The Fund is constructed one stock at a time. Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion. The Investment Adviser's research is designed to identify companies with growing franchises protected by high barriers to competition with potential for improvement in profitability and acceleration of growth.

Transamerica Premier Small Company Fund

Investment Objective
The Fund seeks to maximize long-term growth.

Investment Strategies and Policies
The Fund invests primarily in a diversified portfolio of domestic equity securities (i.e., common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of companies with small market capitalizations (under $1 billion) or annual revenues of up to $1 billion. The companies in which the Fund invests are those that the Adviser believes to have the potential for significant long-term capital appreciation. The Investment Adviser's research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The average and median market capitalization of holdings in the Fund may, however, fluctuate over time as a result of changes in stock prices and the companies held by the Fund. In addition, the Fund may continue to hold securities of companies whose market capitalization or revenues grow above $1 billion while they are in the portfolio, if these companies continue to meet the other investment policies of the Fund.

The securities of smaller companies are usually less actively followed by analysts than those of larger companies and may be under-valued by the market. This can provide significant opportunities for capital appreciation. However, the securities of such smaller companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. See "Investment Procedures and Risk Considerations" for further information about small company investment.

The Fund primarily invests in domestic common stocks of small companies selected by the Adviser for their growth potential resulting from growing franchises protected by high barriers to competition. The Fund may invest to a lesser degree in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Fund may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Fund may use a variety of investment techniques, including derivatives and short sales.

Although the Fund is authorized to invest without limit in foreign equity and debt securities, the Investment Adviser currently does not intend to invest in foreign securities.


The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17.


The Fund is constructed one stock at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser's opinion.

Transamerica Premier Equity Fund

Investment Objective
The Fund seeks to maximize long-term growth.

Investment Strategies and Policies The Fund invests primarily in a diversified portfolio of common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market. The characteristics of premier companies include: management that demonstrate outstanding capabilities through a combination of superior track records and well-defined plans for the future; low-cost proprietary products; dominance in market share or specialized market niches; strong earnings and cash flows to finance future growth; or shareholder orientation by increasing dividends, stock repurchases, and strategic acquisitions.

Companies are also selected for their potential for growth based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers;
b) the proliferation of communication and information technologies; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

The focus for this Fund is on growth stocks. Generally, at least 65% of the Fund's assets will be invested in common stocks. The Fund may also invest in preferred stocks, warrants, and bonds convertible into common stocks.


The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17.


Foreign securities may be purchased if they meet the same criteria described above for the Fund's investments in general. The Fund may invest up to 20% of its assets in foreign securities. At times, the Fund may have no foreign investments. Foreign securities purchased will be those traded on U.S. exchanges.


Transamerica Premier Value Fund

Investment Objective
The Fund seeks to maximize capital appreciation.

Investment Strategies and Policies

The Fund is a diversified fund that invests primarily in securities of companies that the Investment Adviser believes are "under-valued" relative to the intrinsic or private market value of the firm. Intrinsic, or private market value, is what an acquiring company might pay for the entire firm. The determination of private market value is based on an analysis of the firm's unrecognized balance sheet values and the discretionary cash flow the firm generates. The securities in the Fund may include common and preferred stocks, warrants, convertible securities, corporate and high yield debt, and other securities that the Investment Adviser believes are attractively priced. Income is a secondary consideration of the Fund, although it is not part of the Fund's fundamental investment objective.


The Fund has no pre-set limit as to the percentage of the portfolio which may be invested in equity securities, debt securities, or cash equivalents. The Investment Adviser's opinions are based upon analysis and research, taking into account the valuation of the firm's securities relative to the fundamental outlook for the firm's business and the comparable valuation of similar industry competitors. These factors are not applied formulaically, as the Investment Adviser examines each security separately; the Investment Adviser has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

Although the Fund may invest in securities from any size issuer, the Fund will generally invest in securities of issuers with market capitalizations in excess of $500 million. The Fund may invest in securities that are traded on U.S. or foreign exchanges, the National Association of Securities Dealers Automated Quotations ("NASDAQ") national market system or in the over-the-counter ("OTC") market.


Debt securities in which the Fund invests (such as corporate and U.S. government bonds, debentures and notes) may or may not be rated by rating agencies such as Moody's or S&P, and, if rated, such rating may range from the very highest to the very lowest, currently C for Moody's and D for S&P. Securities rated D are in default as to the payment of principal and interest. Medium and lower rated debt securities in which the Fund expects to invest are commonly referred to as "junk bonds." The Fund is limited to 35% of total assets for junk bonds and other non-investment grade debt securities. See "High Yield ('Junk') Bonds" on page 22 for further information.


The general investment policy for debt instruments, including junk bonds, is the same as the investment policy for equity securities. The Fund seeks to invest in debt instruments that are available at prices less than their intrinsic value. Such instruments may include securities issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing, the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or about to, default that the Investment Adviser identifies securities which are sometimes available at prices which it believes are less than their intrinsic value.


The Investment Adviser tries to keep the Fund fully invested. However, when the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Fund is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17.



Transamerica Premier Index Fund

Investment Objective
The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").

Investment Strategies and Policies

To achieve the Fund's objective, a combination of management techniques are employed. The Fund purchases common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the proportions of securities which are included in the Index. The only exception is that Transamerica Corporation, a member of the Index, common stock will not be purchased. Because stock purchases reflect the Index, no attempt is made to forecast general market movements. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.


The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

Due to the market value weighting, the 50 largest companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The Investment Adviser routinely compares the Fund's composition to the Index and rebalances the Fund as required.


The Fund may invest in instruments, other than common stocks, whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index, and options on futures contracts. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Fund track the total return of the Index. The use of S&P 500 Index derivatives allows the Fund to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Fund's position and approximate the price movement of the Index. In order to avoid leverage, any cash which the Fund does not invest in stocks or in futures and options is invested in short-term debt securities of the same type as the Transamerica Premier Cash Reserve Fund can invest. See "Transamerica Premier Cash Reserve Fund" on page 17. These short-term debt investments allow the Fund to approximate the dividend yield of the Index, to cover the Fund's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page 23 of this Prospectus, and also in the Statement of Additional Information.


The Transamerica Premier Index Fund is not affiliated with, sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

Transamerica Premier Balanced Fund

Investment Objective
The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash and cash equivalents.

Investment Strategies and Policies
The Fund invests in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. The Fund attempts to achieve reasonable asset appreciation during favorable market conditions and conservation of principal in adverse times. This requires flexibility in managing the Fund's assets. Therefore, the proportion of investments in bonds and stocks will be adjusted according to business and investment conditions. While the Fund may hold equity, fixed income, and cash securities in any proportion, at no time will it hold less than 25% of its assets in non-convertible debt securities. When the Investment Adviser determines that market conditions warrant, the Fund may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Fund is so invested, it is not achieving its investment objectives.

In general, common stocks represent 60% to 70% of the Fund's total assets, with the remaining 30% to 40% of the Fund's assets primarily invested in investment grade bonds as rated by either Moody's or S&P and cash and cash equivalents. The Fund holds common stocks primarily to provide long-term growth of capital and income. Changes in the asset mix may be made to increase the bond position of the Fund and to help achieve the Fund's objectives of long-term growth as well as capital preservation.


The stocks in the Fund are generally growth companies that are considered to be premier companies and under-valued in the stock market. Equity securities may be selected based on growth potential and dividend paying properties since income is a consideration. The equity portion of the Fund may be managed in a similar manner as the Transamerica Premier Equity Fund, although the selection of securities may differ. See "Transamerica Premier Equity Fund" on page 12.

The fixed income portion of the Fund is invested in a diversified selection of corporate and U.S. government bonds and mortgage-backed securities. This portion of the Fund is managed in a similar manner as the Transamerica Premier Bond Fund, although the selection of securities may differ. See "Transamerica Premier Bond Fund" on page 16. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities between 5 and 30 years. Non-investment grade bonds held in the fixed income portion of the Fund will be less than 20% of the Fund's total net assets. For more information on non-investment grade bonds, see "High Yield (`Junk') Bonds" on page 22 and the Statement of Additional Information. The Fund may also hold certain short-term fixed income securities. As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may invest in the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17.


The fund may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. As much as 20% of the Fund's assets may be invested in foreign securities. The Fund may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.


Transamerica Premier High Yield Bond Fund

Investment Objective The Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Investment Strategies and Policies The Fund invests in a diversified portfolio of high yield, below investment grade, fixed-income securities. The Fund takes a disciplined approach to high yield bonds, based on its research and credit analysis, seeking securities that will pay coupons and principal at maturity with a minimum of defaults. In order to minimize price volatility and achieve potential price appreciation, the Investment Adviser seeks to identify those bonds that are likely to receive credit quality upgrades from nationally recognized securities ratings organizations. In order to lessen price volatility, the Investment Adviser focuses on the potential for each prospective holding (a "bottom up" approach) rather than the economic or business cycle (a "top down" approach). This approach relies on extensive research and credit analysis to help identify those bonds that are likely to be upgraded.

These securities are rated below investment grade and are commonly called "junk bonds." These securities have greater risk of loss due to a higher default rate than securities which are rated investment grade. Normally, at least 65% of the Fund's assets will be invested in high yield debt securities. The Fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income and capital appreciation. These securities may also be convertible to common stock, have warrants attached, or contain other equity features. The Fund may retain equity securities obtained by conversion, exchange, exercise of warrants, or other methods. The Fund may also elect to invest in preferred stock, other debt instruments, money market instruments, cash and cash equivalents, or other securities that the Investment Adviser deems appropriate.

Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from securities in the lower rating categories of recognized rating agencies, such as Moody's and S&P. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The Fund may invest up to 15% of the assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities that we determine are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth on page 36.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Also considered are relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objectives depends more on the analytical abilities of the Investment Adviser than would be the case if the Fund were investing primarily in securities in the higher rating categories.

The Fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the liquidity of loan participations and assignments may be limited.

At times the Investment Adviser may determine that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of the shareholders. At such times alternative strategies may be temporarily used, designed primarily to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities we consider consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed-income securities. It is impossible to predict when, or for how long, the Fund will use these alternative strategies. Overall, investors should expect that this Fund may fluctuate in price independently of the broad bond market and prevailing interest rate trends, and that price volatility at times may be very high, especially as a result of credit concerns, market liquidity, and anticipated or actual legislative and regulatory changes.

Some Points To Consider When Investing The Transamerica Premier High Yield Bond Fund is designed for investors willing to take substantial risks in pursuit of potentially higher rewards. Since the Fund invests in securities that are considered speculative by traditional investment standards, an investment in this Fund should represent only a portion of a balanced investment program for most investors. Because of the risks associated with bond investments, this Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Investors should carefully consider their ability to assume the risks of owning shares of a Fund that invests primarily in lower-rated securities before making an investment in this Fund.


Transamerica Premier Bond Fund

Investment Objective
The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Investment Strategies and Policies
The Fund invests in a diversified portfolio of corporate and government bonds and mortgage-backed securities. Through its proprietary evaluation and credit research, the Investment Adviser attempts to identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in current bond market valuations. By actively managing the Fund, the Investment Adviser seeks to capitalize on these opportunities by finding price advantages as they occur in the market.

Generally, at least 65% of the Fund's assets is invested in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities of these bonds are primarily between 10 and 30 years. In addition, the Fund may invest in lower-rated securities (currently not expected to exceed 20% of the Fund's total assets). Those securities are rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities of similar quality, as determined by the Investment Adviser. For more information on lower-rated securities, see "High Yield (`Junk') Bonds" on page 22 of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page 36.

Investments for this Fund may include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. The Fund may also invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page 23 and the Statement of Additional Information.

The Fund may buy foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. As much as 20% of the Fund's total assets may be invested in foreign securities.
For more information see "Foreign Securities" on page 22.

If a security in the Fund that was rated investment grade at the time of purchase is downgraded by a rating service, it may or may not be sold. An assessment of the issuer's prospects will be made by the Investment Adviser. However, the Fund will not purchase below-investment-grade securities if that would increase their representation in the Fund to more than 35%. See "Summary of Bond Ratings" on page 36 and "High Yield (`Junk') Bonds" on page 22 for a description of bond ratings and high yield bonds.

As part of the management of cash and cash equivalents and to help maintain liquidity, the Fund may purchase and sell the same kind of money market and other short-term instruments and debt securities as the Transamerica Premier Cash Reserve Fund does. See "Transamerica Premier Cash Reserve Fund" on page 17. The Fund may also invest in options and futures contracts on securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page 23 and in the Statement of Additional Information. The Fund ordinarily invests in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.


Transamerica Premier Cash Reserve Fund

Investment Objective
The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

Investment Strategies and Policies This is a money market fund which invests primarily in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less, including: Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities; Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; Short-term corporate obligations, including commercial paper, notes, and bonds; Other short-term debt obligations with remaining maturities of 397 days or less; and Repurchase agreements involving any of the securities mentioned above.

The Fund may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities and other requirements under Rule 2a-7 of the Investment Company Act of 1940.

Bank obligations are limited to U.S. or foreign banks having total assets greater than $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets greater than $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or foreign banks or domestic branches of foreign banks.

In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. The Fund may buy these foreign securities and other instruments if they meet the same criteria described above for the Fund's investments in general. The Fund can invest up to 25% of its total assets in obligations of Canadian and other foreign issuers.

The commercial paper and other short-term corporate obligations purchases are deemed by the Investment Adviser to present minimal credit risks. They are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating category by a single rating organization if only one organization has assigned the obligation a short-term rating; or c) unrated, but determined by the Investment Adviser to be of comparable quality (also called "First Tier Securities").

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in securities which present minimal credit risk as defined above, by maintaining the average maturity of the Fund's portfolio at 90 days or less, and by valuing the Fund's securities on an amortized cost basis.

What is Fundamental?
The investment objectives given for each Fund are fundamental. This means they can be changed only with the approval of a majority of shareholders. No assurance can be given that these objectives will be met. Strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.


If any investment objectives of a Fund change, you should decide if the Fund still meets your financial needs. More information about this is contained in the Statement of Additional Information.



A General Discussion About Risk


There are risks inherent in investing in different kinds of mutual funds, such as the Premier Funds, just as there are inherent risks in making any type of investment. Each of the Funds is subject to the following risks:


Market or Price Volatility Risk

For stocks, this refers to the price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, this refers to the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are subject to this risk more than money market funds and shorter-maturity bond funds.


Financial or Credit Risk

For stocks and other equity securities, financial risk comes from the possibility that current earnings of the company will fall or that its overall financial circumstances will decline. Either of these could cause the security to lose value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will be unable to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are subject to this risk more than funds with government or high quality bonds. For more information, see "High Yield (`Junk') Bonds" on 22 and "Summary of Bond Ratings" on page 36.


Current Income Risk

The Funds receive income, either as interest or dividends, from the securities in which they invest. Each Fund pays out substantially all of this income to its shareholders as dividends. See the footnote for "Tax Information" on page 30. The dividends paid to shareholders are considered "current income." Current income risk refers to how much and how quickly overall interest rate or dividend rate changes affect the Fund's ability to maintain the current level of income paid to its shareholders.


Inflation or Purchasing Power Risk

Inflation risk is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are subject to this risk more than money market or stock funds.


Sovereign Risk

Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are subject to this risk more than other funds.


More in-depth information about risk is provided in the following section and in the Statement of Additional Information.


Investment Procedures and Risk Considerations

Buying and Selling Securities
In general, the Funds purchase and hold securities for capital growth, current income, or a combination of those purposes. Investment decisions are made in order to achieve the Fund's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

The Funds may sell one security and simultaneously purchase another of comparable quality. The Funds may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions.


Portfolio turnover has not been and will not be a consideration in the investment process. The Investment Adviser buys and sells securities for each Fund whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

For the calendar year 1997, the portfolio turnover rate for each Fund was: 17% for the Transamerica Premier Aggressive Growth Fund; 74% for the Transamerica Premier Small Company Fund; 13% for the Transamerica Premier Equity Fund; 11% for the Transamerica Premier Index Fund; 23% for the Transamerica Premier Balanced Fund; and 99% for the Transamerica Premier Bond Fund. The expected turnover rate for 1998 for the new Transamerica Premier Value Fund and Transamerica Premier High Yield Bond Fund is 50%. The turnover rate for the Transamerica Premier Cash Reserve Fund is zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one year period.

Short-term gains are taxable to shareholders as ordinary income, except for tax-qualified accounts (such as IRAs and employer sponsored pension plans). For more information, see "Tax Information" on page 30, and the Statement of Additional Information.


Securities Lending

As a means to earn additional income, the Funds may lend their securities to creditworthy persons not affiliated with the Funds. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Funds must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Fund to execute shareholder voting rights. Such loans cannot exceed one-third of the Fund's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Fund (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.


Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Fund's securities.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. A Fund can borrow up to one-third of the Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, the Fund's share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Fund's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section on page 23.

Small Capitalization Stocks
The Transamerica Premier Aggressive Growth Fund , the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund can purchase securities of small companies. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Transamerica Premier Aggressive Growth and Transamerica Premier Small Company Funds may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

Special Situations
The Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Repurchase Agreements
The Funds may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time a Fund purchases an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The risk to the Fund is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Funds have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

The Funds will not invest in repurchase agreements maturing in more than seven days, if that would result in more than 10% of the Fund's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Funds may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The proceeds from reverse repurchase agreements are used to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Fund's shares to rise or fall faster than may otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the counter party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

When-Issued Securities
Occasionally the Funds may purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than that contracted for on the when-issued security, and there is some risk the transaction may not be consummated. The Funds maintain a segregated account consisting of liquid securities in an amount at least equal to the when-issued commitments.

Short Sales
The Funds may sell securities which they do not own, or intend to deliver to the buyer if they do own ("sell short") if, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Funds to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). The Funds will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Fund. This limitation can be changed at any time.

Municipal Obligations
Any of the Funds, except the Transamerica Premier Index Fund, may invest in municipal obligations. This includes the equity Funds as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Fund to demand payment from the issuer or a financial intermediary on short notice.


High Yield ("Junk") Bonds
High yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk. We need to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. For a description of the bond rating categories see "Summary of Bond Ratings" on page 36. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

The lower ratings of certain securities held reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of principal and interest. The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of some securities more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objectives.

At times, a substantial portion of a Fund's assets may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.


Foreign Securities

All the Premier Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, may invest in foreign securities. The Transamerica Premier Index Fund invests only in those securities that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.


Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign Fund transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Options, Futures, and Other Derivatives
The Funds may use options, futures, forward contracts, and swap transactions ("derivatives"). However, the Transamerica Premier Cash Reserve Fund does not currently use, or anticipate using, derivatives. Derivatives are used to protect a Fund against potential unfavorable movements in interest rates or securities prices. If those markets do not move in the direction anticipated, the Funds could suffer losses. The Funds may purchase, or write, call or put options on securities or on indexes ("options"). The Funds may also enter into futures contracts for the purchase or sale of instruments based on interest rates or financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments are used primarily to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. The strategy is to attempt to reduce the overall investment risk. However, the Transamerica Premier Index Fund will use derivatives as part of its strategy to match the performance of the S&P 500 Index.

Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. More information on derivatives is contained in the Statement of Additional Information.

Mortgage-Backed and Asset-Backed Securities
The Funds may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Fund is more likely to invest in such securities than the other Funds. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association certificates ("GNMAs") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Funds may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Funds may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Indebtedness

From time to time, the Funds may purchase the direct indebtedness of various companies ("Indebtedness") or participation in such Indebtedness. The Transamerica Premier Value Fund is more likely to invest in such securities than the other Funds. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company ("Bank Claims"). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.


The Funds normally invest in the Indebtedness of a company which Indebtedness has the highest priority in terms of payment by the company, although on occasion, lower priority Indebtedness also my be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Illiquid Securities
Up to 15% of a Fund's net assets may be invested in securities that are illiquid, except that the Transamerica Premier Cash Reserve Fund may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. These investments may be difficult to sell quickly for their fair market value.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of the Funds' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Transamerica Investors, Inc. Board of Directors ("Board").

Variable Rate, Floating Rate, or Variable Amount Securities
Any of the Funds, except the Transamerica Premier Equity Fund, may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.



Investments in Other Investment Companies
Up to 10% of a Fund's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, the Funds cannot purchase more than 3% of the outstanding shares of any one investment company. It is intended that these investments be kept to a minimum.



Buying and Selling Shares

Buying Class A Shares

An investor who purchases Class A Shares pays an initial sales charge at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of Class A Shares qualify for reduced sales charges. Class A Shares bear a lower 12b-1 fee than Class M Shares.

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                                                     Investment Amount

Sales Charge                       Under                 $50,000 to         $100,000 to      $250,000 to
$500,000 to
Per Fund                  $50,000               $ 99,999            $249,999          $499,999           $999,999
Premier Aggressive Growth      5.25%*/5.54%**   4.50%/4.71%  3.50%/3.63%     2.50%/2.56%    2.00%/2.04%
Premier Small Company           5.25%*/5.54%**   4.50%/4.71%   3.50%/3.63%    2.50%/2.56%    2.00%/2.04%
Premier Equity                          5.25%*/5.54%**   4.50%/4.71%    3.50%/3.63%    2.50%/2.56%    2.00%/2.04%
Premier Value                            5.25%*/5.54%**   4.50%/4.71%   3.50%/3.63%    2.50%/2.56%    2.00%/2.04%
Premier Index                            5.25%*/5.54%**   4.50%/4.71%    3.50%/3.63%    2.50%/2.56%   2.00%/2.04%
Premier Balanced                      5.25%*/5.54%**    4.50%/4.71%   3.50%/3.63%    2.50%/2.56%    2.00%/2.04%
Premier High Yield Bond         5.25%*/5.54%**    4.50%/4.71%   3.50%/3.63%    2.50%/2.56%    2.00%/2.04%
Premier Bond                            4.75%*/4.99%**    4.00%/4.17%   3.25%/3.36%    2.50%/2.56%    1.75%/1.78%
Premier Cash Reserve                none             none              none              none          none
* Sales charge as a percentage of offering price
** Sales charge as a percentage of net amount invested

There is no sales charge on purchases of Class A Shares of $1 million or more or purchases by participant-directed qualified retirement plans with at least 200 eligible employees. However, a CDSC of 1.0% will be imposed upon redemptions of any shares purchased at net asset value within two years after initial purchase. Shares purchased by investors investing $1 million or more in Class A Shares whose broker-dealer of record waived its commission with the approval of Transamerica Securities Sales Corporation are not subject to the CDSC.


In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.


Transamerica Securities Sales Corporation ("TSSC" or the "Distributor") receives all sales charges and pays appropriate amounts to qualifying broker-dealers to compensate them for services provided in connection with sales of Class A Shares. Commissions paid to broker-dealers on sales of Class A Shares are as follows:


                                                     Amount of Investment

Broker-Dealer Commission    Under            $50,000 to    $100,000 to     $250,000 to      $500,000 to

By Fund                                   $50,000           $99,999         $249,999         $499,999
-----------------------------------------------------------------------------------------------------
$999,999

Premier Aggressive Growth      4.50%             3.75%           2.75%              1.75%                1.25%
Premier Small Company           4.50%             3.75%           2.75%               1.75%               1.25%
Premier Equity                          4.50%             3.75%           2.75%               1.75%
1.25%
Premier Value                           4.50%             3.75%           2.75%               1.75%
1.25%
Premier Index                            4.50%             3.75%           2.75%
1.75%               1.25%
Premier Balanced                      4.50%             3.75%           2.75%               1.75%
1.25%
Premier High Yield Bond          4.50%             3.75%           2.75%              1.75%                1.25%
Premier Bond                            4.00%              3.25%           2.50%
1.75%                1.00%
Premier Cash Reserve               none       none             none          none          none

On sales at net asset value to all investors, including participant-directed qualified retirement plans initially investing more than $1 million in the Funds, TSSC pays commissions at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter on all Funds except the Premier Cash Reserve Fund.

Buying Class M Shares
An investor who purchases Class M Shares pays an initial sales charge at the time of purchase that is lower than the sales charge applicable to Class A Shares. Certain purchases of Class M Shares qualify for reduced sales charges. Class M Shares incur a 12b-1 fee that is higher than Class A Shares. In addition, a CDSC of 1.0% will be imposed on any shares, including those purchased by qualified retirement plans, redeemed within two years after initial purchase. Class M Shares do not convert into any other class of shares.


The public offering price of Class M Shares is the net asset value plus a sales charge that varies depending on the size of your investment.

                                    Investment Amount

Sales Charge Under $250,000 Per Fund $250,000 and Above Premier Aggressive Growth 1.00*/1.01%** - - / - Premier Small Company 1.00*/1.01%** - - / - Premier
Equity  1.00*/1.01%** - - / - Premier Value  1.00*/1.01%** - - / - Premier Index
1.00*/1.01%** - - / - Premier Balanced  1.00*/1.01%** - - / - Premier High Yield
Bond  1.00*/1.01%**  - - / - Premier  Bond  1.00*/1.01%**  - - / - Premier  Cash
Reserve none none * Sales charge as a percentage of offering price ** Sales charge as a percentage of net amount invested

Participant-directed qualified retirement plans with at least 50 eligible employees or a $250,000 investment may also purchase Class M Shares without an initial sales charge.

TSSC receives all sales charges and pays appropriate amounts to qualifying broker-dealers to compensate them for services provided in connection with sales of Class M Shares. Commissions paid to broker-dealers on sales of Class M Shares are as follows:


                                    Amount of Investment

Broker-Dealer Commission       Under             $250,000
Per Fund                                 $250,000          and Above
--------------------------------------------------------------------
Premier Aggressive Growth       0.90%               0.50%
Premier Small Company            0.90%               0.50%
Premier Equity                           0.90%               0.50%
Premier Value                            0.90%               0.50%
Premier Index                            0.90%               0.50%
Premier Balanced                       0.90%               0.50%
Premier High Yield Bond          0.90%               0.50%
Premier Bond                             0.90%               0.50%
Premier Cash Reserve               none          none

Distribution Plan
Each Fund makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended. The following fees accrue daily and are based on an annual percentage of the daily average net assets.

                           12b-1 Fees
Fund                                Class A          Class M
------------------------------------------------------------
Premier Aggressive Growth  0.35%            0.60%
Premier Small Company               0.35%            0.60%
Premier Equity                      0.35%            0.60%
Premier Value                       0.35%            0.60%
Premier Index                       0.35%            0.60%
Premier Balanced                    0.35%            0.60%
Premier High Yield Bond             0.35%            0.60%
Premier Bond                        0.35%            0.60%
Premier Cash Reserve                0.35%            0.60%

The 12b-1 plan of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Funds will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Funds. The Funds' Board of Directors will review the distribution plan, contracts and TSSC's expenses.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion.

TSSC makes periodic payments equal to the above fees to qualifying broker-dealers, certain financial institutions, or certain financial intermediaries to compensate them for services provided in connection with sales of Class A and Class M Shares. The payments are based on the average net asset value of Class A or Class M Shares of the Fund which are attributable to shareholders, including qualified retirement plans, for whom the broker-dealers are designated as the broker-dealer of record.

This calculation excludes, until one year after purchase, Class A Shares purchased at net asset value by shareholders investing $1million or more. Also excluded, until one year after purchase, are Class A Shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These Class A Shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with TSSC and the broker-dealer of record waived the sales commission.

Additional Incentives
TSSC will from time to time, at its expense, provide additional promotional incentives or payments to broker-dealers that sell shares of the Transamerica Premier Funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain broker-dealers who have sold or may sell significant amounts of shares. Certain broker-dealers may not sell all classes of shares.

TSSC may suspend or modify such payments to broker-dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and TSSC, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



Which Class is Best for You?

The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Consult your broker for details about the combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified retirement plans and other exceptions. The Funds may sell Class A and Class M Shares at net asset value without an initial sales charge or a CDSC to certain qualified groups. Descriptions are included in the Statement of Additional Information.


Minimum Investments

The minimum initial investment is $10,000, except that the minimum for IRAs is $250. The investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares. The price you pay for your shares will be based on the next determined net asset value after your purchase order is received. See "Share Price" on page 31. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds.

IRA Accounts
You can establish an Individual Retirement Account ("IRA"), either Regular or Roth IRA, or a Simplified Employee Pension ("SEP") or SIMPLE IRA with your employer, or an Education IRA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Fund IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Funds to avoid a 20% federal withholding tax. See "Tax Information" on page 30.

There is an annual fee of $10 per Fund in which you own shares for administering your IRA. This is limited to a maximum annual fee of $40 per taxpayer identification number. This fee is waived if the combined value of all shares in your IRA accounts is $5,000 or more when the fee is due. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA accounts that are maintained under the same taxpayer identification number. You may pay the fee directly. Otherwise it will be deducted ordinarily during December of each year or at the time you fully redeem your shares in a Fund, if prior. The Company reserves the right to change the fee, but you will be notified at least 30 days in advance of any change.

Selling Shares
You can sell your shares to the Company (called "redeeming") at any time. You'll receive the net asset value next determined after your redemption request is received, assuming all requirements have been met. The redemption may be subject to a contingent deferred sales charge. See "Buying and Selling Shares" on page
25. Before redeeming, please read "When Share Price Is Determined" on page 31. Generally redemptions made by check are mailed on the second business day after the request is received, but not later than seven days afterwards.


The Company may postpone such payment if: (a) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

When a redemption occurs shortly after a recent check purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days.

If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which will be provided) and a reason for withdrawal. This is required by the IRS.


Exchanging Shares

Shares in any Fund can be exchanged for shares of any other Fund within the same class. You can exchange your shares of the same class of certain other Transamerica Premier Funds at net asset value.


If you exchange shares subject to a contingent deferred sales charge (CDSC), the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events. See "Tax Information" on page 30.


Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.

The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Information About Your Account and the Funds
You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.


You will receive an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities owned by each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities owned by each Fund on that date.


You will receive a new Prospectus each year. The Statement of Additional Information is also revised each year. You can receive a Statement of Additional Information by request only.


Dividends and Capital Gains

Substantially all of the Funds' net investment income will be distributed in the form of dividends to you. The following table shows how often dividends are paid on each Fund.


Fund                                                 Dividend Paid
Transamerica Premier Aggressive Growth Fund Annually
Transamerica Premier Small Company Fund              Annually
Transamerica Premier Equity Fund                     Annually
Transamerica Premier Value Fund                      Annually
Transamerica Premier Index Fund                      Annually
Transamerica Premier Balanced Fund          Annually
Transamerica Premier High Yield Bond Fund   Monthly
Transamerica Premier Bond Fund                       Monthly
Transamerica Premier Cash Reserve Fund               Monthly


Although dividends are paid monthly on the Transamerica Premier Cash Reserve Fund, dividends are determined daily. You will begin to earn Premier Cash Reserve dividends on the business day that your purchase is effective, and you will earn dividends on the day your redemption request is received.


Net capital gains, if any, generally are distributed for all the Funds on an annual basis.

Unless another option is specifically requested in your application, all dividends and capital gains distributions will be reinvested in additional shares of the same Fund. Other options available are to have either your dividends or your capital gains paid in cash with the other being reinvested in additional shares in the same Fund or both dividends and capital gains distributions paid in cash.


Distributions for each Fund are made on a per share basis to the shareholders of record as of the distribution date of that Fund. This is done regardless of how long the shares have been held.


Tax Information

Federal Taxes*
Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to you as ordinary income. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long you have held your shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A portion of the dividends paid to corporate shareholders may qualify for the corporate dividends-received deduction to the extent the Fund earns qualifying dividends. You will be notified after each calendar year of the amount and character of distributions you received from each Fund for federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution from your IRA or pension plan.


The tax implications of buying shares immediately prior to a dividend or capital gain distribution should be considered. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. The shareholder will be taxed on the distribution received.


Redemptions and exchanges of shares may result in a capital gain or a loss for tax purposes.

Pension and Retirement Savings Programs
The tax rules applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:
         1. distributions prior to age 59 1/2 (subject to certain exceptions);
         2. distributions that do not conform to specified commencement and minimum distribution rules;
         3. aggregate distributions in excess of a specified annual amount; and
         4. in other specified circumstances.
You should consult a qualified tax adviser for more information.



Other Taxes

In addition to federal taxes, state and local taxes may apply to payments received. Depending on the state tax laws pertaining to a shareholder, a portion of the dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. A tax adviser should be consulted regarding specific questions as to federal, state and local taxes.


* For each taxable year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the Fund's shareholders are subject to tax on these distributions.


Share Price

How Share Price Is Determined
Fund securities, traded on a domestic securities exchange or NASDAQ, are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund's Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

When Share Price Is Determined
Except for the Transamerica Premier Cash Reserve Fund, the net asset value of each Fund is determined only on days that the New York Stock Exchange (the "Exchange") is open. The net asset value of the Transamerica Premier Cash Reserve Fund is determined only on days that the Federal Reserve is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, the share price at the close of the Exchange the next day the Exchange is open is used. Investments and redemption requests by telephone are deemed received at the time of receipt of the telephone call.


Organization and Management

Transamerica Investors, Inc.

Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end, management investment company of the series type. Each Fund constitutes a separate series. All series, except the Transamerica Premier Aggressive Growth Fund, are diversified investment companies. There are four classes of shares, Investor Shares, Institutional Shares, A Shares and M Shares. This Prospectus describes the A and M Classes of Shares only. For information on the Investor Shares, available to investors on a no-load basis, or the Institutional Shares, available to institutional investors, call 1-800-892-7587. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.


Except for the differences noted, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued, is fully paid and nonassessable. Each share of each class of a Fund represents an identical legal interest in the investments of the Fund. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under any 12b-1 distribution plan related to that class. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Investment Adviser

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

The Investment Adviser's duties include, but are not limited to: (1) supervising and managing the investments of each Fund and directing the purchase and sale of its investments; and (2) ensuring that investments meet each Fund's investment objectives, strategies, and policies and comply with government regulations.

Some of the brokers or dealers selected to execute transactions for each Fund may be affiliated persons of the Company, the Investment Adviser, the Administrator, or the Distributor. Since it is the Investment Adviser's policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.


Management decisions for each of the Funds described in this Prospectus are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders are primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. A primary manager or co-manager of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed periodically by the Investment Adviser's senior officers.

Here's a listing and brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund Primary Manager: Philip Treick, Vice President and Fund Manager, Transamerica Investment Services. B.S., University of South Florida. Financial Analyst, Raymond James Financial Corporation, 1987-1988. Joined Transamerica in 1988.

Co-Manager: Christopher J. Bonavico, Assistant Vice President and Fund Manager, Transamerica Investment Services. B.S., University of Delaware. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989. Joined Transamerica in 1993.

Transamerica Premier Equity Fund Primary Manager: Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984. Joined Transamerica in 1980.

Co-Manager: Philip Treick (see above).

Transamerica Premier Value Fund
Primary Manager: Christopher J. Bonavico (see above).

Co-Manager: Jeffrey S. Van Harte (see above).

Transamerica Premier Index Fund Primary Manager: Lisa L. Hansen, Assistant Vice President and Senior Trader, Transamerica Investment Services. B.A. (biology), University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Assistant Vice President, Senior Trader, Kingsley Jennison McNulty & Morse, Inc., 1979-1988. Joined Transamerica in 1997.

Co-Manager: Christopher J. Bonavico (see above).

Transamerica  Premier  Balanced Fund Primary  Manager:  Gary U. Rolle',  C.F.A.,
Executive Vice President & Chief Investment Officer, Transamerica Investment Services. Chairman & President, Transamerica Income Shares. Chief Investment Officer of Transamerica Occidental Life and Transamerica Life Insurance & Annuity. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S. (chemistry and economics), University of California at Riverside. Chief Investment Officer, Kaufman & Broad and Sun Life Insurance Company of California, 1981-1983. First joined Transamerica in 1967. Returned to Transamerica in 1983.

Co-Manager: Stephen J. Ahearn, C.F.A., Vice President and Director of Research, Transamerica Investment Services. B.S. (finance), Boston College (Magna Cum Laude). Senior Associate-Municipal Bonds, General Electric Investment Corporation, 1991-1994. Investment Analyst, General Electric Investment Corporation 1987-1991. Financial Management Program, General Electric Corporation, 1985-1987. Joined Transamerica in 1994.

Co-Manager: Christopher J. Bonavico (see above).

Transamerica Premier High Yield Bond Fund Primary Manager: Heather E. Creeden, C.F.A. Vice President and Fund Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. B.S., Arizona State University. Portfolio Manager, Analytical Investment Management, 1986-1987. Joined Transamerica in 1987.

Co-Manager: Stephen J. Ahearn (see above).

Transamerica Premier Bond Fund Primary Manager: Susan A. Silbert, C.F.A., Senior Vice President and Director of Fixed Income Management, Transamerica Investment Services. Vice President of Transamerica Income Shares. Member of the Los Angeles Society of Financial Analysts. M.B.A. (finance), University of Southern California. B.S. (finance), University of Southern California. Joined Transamerica in 1967.

Co-Manager: Matthew W. Kuhns, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. Member of the Bond Club of Los Angeles. M.B.A. (finance), University of Southern California. B.A. (social science), University of California, Berkeley. Assistant Vice President, First National Bank of Chicago, 1987-1991. Assistant to the Budget Director, University of Southern California, 1985-1986. Joined Transamerica in 1991.

Co-Manager: James J. Flick, Assistant Vice President and Portfolio Manager, Transamerica Investment Services. M.B.A. (finance), University of Chicago. B.S. (mechanical engineering), Ohio State University. Senior Vice President-Fixed Income, Lehman Brothers, 1994-1995. Senior Vice President-Fixed Income, J.P. Morgan, 1993-1994. Vice President-Fixed Income, Citicorp Securities, 1990-1993. Associate-Fixed Income, Goldman Sachs, 1987-1990. Engineer, Westinghouse, 1983-1986. Joined Transamerica in 1995.

Co-Manager: William A. Griffin, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. B.A. (history), Colgate University. Analyst, Countrywide Funding Corporation, 1991. Director-Mortgage Research, Mabon Nugent & Co., 1988-1990. Mortgage-backed Options and Intermediate Mortgage Trader, Citicorp Investment Bank, 1986-1987. Mortgage-backed Trading Assistant, Dean Witter Reynolds, 1984-1986. Joined Transamerica in 1991.

Transamerica Cash Reserve Fund
Primary Manager: Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment
Services. Member of Los Angeles Society of Financial Analysts. M.B.A., Cornell University. B.S., California State
University at Chico. Senior Accountant, Santa Clara Savings, 1984-1987. Joined Transamerica in 1989.

Co-Manager: Rex A. Olson, C.F.A., Securities Analyst, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. B.S. (finance), University of Southern California. Vice President, Mitsubishi Trust, 1987-1997. Associate, National Association of Securities Dealers, 1986-1987. Joined Transamerica in 1997.

Adviser Fee
For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly.

The annual fee percentages for the Transamerica Premier Aggressive Growth Fund are .85% on the first $1 billion of assets. This reduces to .82% on the next $1 billion, and finally .80% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Small Company Fund are .85%, .82%, and
 .80% respectively. The corresponding fee percentages for the Transamerica Premier Equity Fund are .85%, .82%, and .80% respectively. The corresponding fee percentages for the Transamerica Premier Value Fund are .75%, .72%, and .70% respectively. The corresponding fee percentages for the Transamerica Premier Index Fund are .30%, .30%, and .30% respectively. The corresponding fee percentages for the Transamerica Premier Balanced Fund are .75%, .72%, and .70%, respectively. The corresponding fee percentages for the Transamerica Premier Bond Fund are .60%, .57%, and .55%, respectively. The corresponding fee percentages for the Transamerica Premier High Yield Bond Fund are .55%, .52%, and .50%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Fund are .35%, .35%, and .35%, respectively.

The Investment Adviser may waive some or all of these fees from time to time at its discretion.

Administrator

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The
Administrator is an indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

The Administrator's duties include, but are not limited to: (1) providing the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) registering Fund shares with the SEC and with those states and other jurisdictions where its shares are offered or sold; (3) the periodic update of the Funds' prospectus; and (4) providing proxy materials and reports to Fund shareholders and the SEC. The Administrator has contracted with State Street Bank and Trust Company to perform certain administrative functions.


The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation not already paid by the Investment Adviser. Each Fund pays all of its expenses not assumed by the Investment Adviser or the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

The Administrator may from time to time reimburse the Funds for some or all of their operating expenses. Such reimbursements will increase a Fund's return. This is intended to make the Funds more competitive. This practice may be terminated at any time.

Custodian and Transfer Agent
Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Funds, provides recordkeeping services, and serves as the Funds' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

Under a Transfer Agency Agreement, State Street Bank also serves as the Funds' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

Distributor
Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Funds.

TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the SEC as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers - Regulation, Inc.


General Information

Performance Information
The Company may publish performance information about the Funds. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Each Fund's total return shows its overall dollar or percentage change in value. This includes changes in the share price, deduction of applicable sales charges, deduction of any applicable contingent deferred sales charges, and reinvestment of dividends and capital gains. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge was reflected.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Fund can quote its total returns on a before-tax or after-tax basis.

The performance of a Fund can also be measured in terms of yield. Each Fund's yield shows the rate of income the Fund earns on its investments as a percentage of the Fund's share price.

From time to time, the Transamerica Premier Cash Reserve Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is based on the price of the shares, including the maximum initial sales charge, but does not reflect any contingent deferred sales charge. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
For more information, see the Statement of Additional Information.

The performance information which may be published for the Funds is historical. It is not intended to represent or guarantee future results. The value of your Fund shares can be more or less than their original cost when they are redeemed.

Summary of Bond Ratings
Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

                                    Standard
Investment Grade           Moody's  & Poor's
Highest quality                     Aaa              AAA
High quality                        Aa               AA
Upper medium                        A                A
Medium, speculative features        Baa              BBB

Lower Quality
Moderately speculative              Ba               BB
Speculative                         B                B
Very speculative                    Caa              CCC
Very high risk                      Ca               CC
Highest risk, may not be
         paying interest            C                C
In arrears or default               C                D

For more detailed information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

Year 2000 Issue
Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the Funds if the computer systems used by the Funds' Administrator, Custodian, Transfer Agent and Investment Adviser (including service providers' systems) do not accurately process date information after January 1, 2000. The Administrator and Investment Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000. The Administrator and Investment Adviser are also seeking assurances from the Custodian, Transfer Agent and other service providers they use that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000.

Pension and Retirement Savings Programs
The following is a listing of Pension and Retirement Savings Programs, which providing you have the necessary plan documents, you can use the Transamerica Premier Funds as investment options for:

      401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
      Section 403(b)(7) (Tax-Sheltered Annuity) Plans* for employees of educational organizations or other qualifying, tax exempt organizations.
      Individual Retirement Account ("IRA"), or comparable program,
      Individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
      Section 457 deferred compensation plans for employees of state governments and tax-exempt organizations. Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages. Other retirement plans or savings programs allowed by the Funds' Board.
*You may be required to have your own custodian for this plan.



Transamerica Securities Sales Corporation, Distributor
1-800-89-ASK-US (1-800-892-7587)
http://funds.transamerica.com
e-mail:  PremierFunds@Transamerica.com

1

Transamerica Premier Funds --- Class A and Class M Shares
Prospectus: June 30, 1998


Transamerica Premier Aggressive Growth Fund Transamerica Premier Small Company Fund Transamerica Premier Equity Fund Transamerica Premier Value Fund Transamerica Premier Index Fund Transamerica Premier Balanced Fund Transamerica Premier Bond Fund Transamerica Premier Cash Reserve Fund


Additional Information and Assistance

For additional details about the Funds ask your broker or write to Transamerica Premier Funds, P.O. Box 9232, Boston, Massachusetts 02205-9232. A Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), is available at no charge. The Statement of Additional Information is a part of this Prospectus by reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Transamerica Premier Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Fund will maintain a stable net asset value of $1.00 per share.


Contents


The Funds at a Glance                                           2
Fund Expenses                                                   3
Investment Adviser's Performance Managing
   Similar Accounts                                             6
The Funds in Detail                                             9
         Transamerica Premier Aggressive Growth Fund            9
         Transamerica Premier Small Company Fund     10
         Transamerica Premier Equity Fund                     11
         Transamerica Premier Value Fund                      11
         Transamerica Premier Index Fund                      12
         Transamerica Premier Balanced Fund          13
         Transamerica Premier Bond Fund                       14
         Transamerica Premier Cash Reserve Fund               15
A General Discussion About Risk                               16
Investment Procedures and Risk Considerations                 17
Buying and Selling Shares                                     22
Dividends and Capital Gains                                   28
Tax Information                                               28
Share Price                                                   29
Organization and Management                                   30
General Information                                           34




The Funds at a Glance


The Transamerica Premier Funds consist of the following Funds with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Fund. A more detailed description for each Fund is in "The Funds in Detail" on page 9. For information on the risks associated with investment in these Funds, see "Investment Procedures and Risk Considerations" on page 17.


Transamerica Premier Aggressive Growth Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Fund will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
 The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 9 for more details.


Transamerica Premier Small Company Fund The Fund seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Fund will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
 The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 10 for more details.


Transamerica Premier Equity Fund The Fund seeks to maximize long-term growth.
      It invests primarily in common stocks of growth companies that are considered to be premier companies that are under-valued in the stock market.
 The Fund is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

      See page 11 for more details.


Transamerica Premier Value Fund
o The Fund seeks to maximize capital appreciation.
o It invests primarily in securities of companies that the Investment Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Fund may include common and preferred stocks, warrants, and corporate debt securities.

o    See page 11 for more details.


Transamerica Premier Index Fund
      The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
 The Fund is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

 See page 16See page 12 for more details.

Transamerica Premier Balanced Fund
      The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      See page 13 for more details.


Transamerica Premier Bond Fund
      The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
 The Fund is  intended  for  investors  who  wish  to  invest  in a  diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
 See page 17 for more details.
 The Fund seeks to achieve  long-term  capital  growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
 It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
 The Fund is intended for investors who wish to  participate  in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

      See page 14 for more details.


Transamerica Premier Cash Reserve Fund
      The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      This is a money market fund. It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
 The Fund provides a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Fund may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

      See page 15 for more details.



Fund Expenses

Shareholder Transaction Expenses


----------------------------- ------------------ ----------------------- ----------------- -----------------
Transamerica Premier            Maximum Sales     Maximum Con-tingent    Sales Charge on     Exchange Fee
Fund/Class                         Charge1           Deferred Sales         Reinvested
                              (as a percentage          Charge2             Dividends
                                 of offering      (as a percentage of
                                   price)        the lower of original
                                                   purchase price or
                                                  redemption proceeds)
Aggressive Growth Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Small Company Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Equity Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Value Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Index Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Balanced Fund

    Class A                         5.25%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none
Bond Fund
    Class A                         4.75%                 none                 none              none
    Class M                         1.00%                1.00%                 none              none

Cash Reserve Fund
    Class A                         none                  none                 none             5.25%3
    Class M                         none                  none                 none             1.00%3
----------------------------- ------------------ ----------------------- ----------------- -----------------




Annual Fund Operating Expenses (as a percent of average net assets)

---------------------------- -------------- --------------- --------------------- --------------------------
Transamerica Premier         Adviser Fee4     12b-1 Fee5       Other Expenses     Total Operating Expenses
 Fund/Class                                                   After Waiver and        After Waiver and
                                                               Reimbursement6          Reimbursement7
Aggressive Growth Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Small Company Fund
    Class A                      0.85%          0.35%              0.30%                    1.50%
    Class M                      0.85%          0.60%              0.30%                    1.75%
Equity Fund
    Class A                      0.85%          0.35%              0.40%                    1.60%
    Class M                      0.85%          0.60%              0.40%                    1.85%
Value Fund
    Class A                      0.75%          0.35%              0.20%                    1.30%
    Class M                      0.75%          0.60%              0.20%                    1.55%
Index Fund
    Class A                      0.00%          0.35%              0.15%                    0.50%
    Class M                      0.00%          0.60%              0.15%                    0.75%
Balanced Fund
    Class A                      0.75%          0.35%              0.45%                    1.55%
    Class M                      0.75%          0.60%              0.45%                    1.80%
Bond Fund
    Class A                      0.60%          0.35%              0.45%                    1.40%
    Class M                      0.60%          0.60%              0.45%                    1.65%
Cash Reserve Fund
    Class A                      0.00%          0.35%              0.25%                    0.60%
    Class M                      0.00%          0.60%              0.25%                    0.85%
---------------------------- -------------- --------------- --------------------- --------------------------

The preceding tables summarize actual transaction expenses and Adviser fees and anticipated operating expenses for 1998. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

Examples
Using the aforementioned transaction and operating expenses, the expenses for a $1,000 investment using an assumed annual return of 5%, payment of maximum sales charge and, except as indicated, redemptions at the end of each period, would be:8

----------------------------------------- ----------------- --------------- --------------- ----------------
Transamerica Premier  Fund                     1 Year          3 Years         5 Years         10 Years
Aggressive Growth Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Small Company Fund
    Class A                                     $67              $97             $130            $222
    Class M (no redemption)                     $28              $65             $104            $214
    Class M (redemption)                        $38              $65             $104            $214
Equity Fund
    Class A                                     $68              $100            $135            $233
    Class M (no redemption)                     $29              $68             $109            $225
    Class M (redemption)                        $39              $68             $109            $225
Value Fund
    Class A                                     $65              $92             $120            $201
    Class M (no redemption)                     $26              $58             $94             $193
    Class M (redemption)                        $36              $58             $94             $193
Index Fund
    Class A                                     $57              $68             $79             $112
    Class M (no redemption)                     $18              $34             $51             $102
    Class M (redemption)                        $28              $34             $51             $102
Balanced Fund
    Class A                                     $67              $99             $133            $227
    Class M (no redemption)                     $28              $66             $107            $219
    Class M (redemption)                        $38              $66             $107            $219
Bond Fund
    Class A                                     $66              $94             $125            $212
    Class M (no redemption)                     $27              $62             $99             $204
    Class M (redemption)                        $37              $62             $99             $204
Cash Reserve Fund
    Class A                                      $6              $19             $33              $75
    Class M (no redemption)                      $9              $27             $47             $105
    Class M (redemption)                         $9              $27             $47             $105
----------------------------------------- ----------------- --------------- --------------- ----------------

The information contained in the above examples should not be considered a representation of future expenses. The actual expenses may be more or less than those shown.

1 Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Class A Shares at net asset value to certain persons. See "Buying and Selling Shares" on page 22. 2 A contingent deferred sales charge of 1.00% is assessed on redemptions of Class M Shares made within 24 months following their purchase, without regard to the size of the purchase. See "Buying and Selling Shares" on page 22. 3 An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. 4 The Investment Adviser may waive part or all of the adviser fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See "Adviser Fee" on page 32 for additional information. 5 After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge. 6 "Other Expenses" are those incurred after any reimbursements to the Fund by the Administrator. See "Administrator" on page 33. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. Expenses shown for the Value Fund are based on estimated expenses and estimated net assets for its first fiscal year. Expenses for all other Funds are based on actual expenses incurred during 1997. 7 "Total Operating Expenses" include adviser fees, 12b-1 fees, and other expenses that a Fund incurs. The Investment Adviser has agreed to waive that part of its adviser fee and the Administrator has agreed to assume any other operating expenses to ensure that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the following percentages for the Class A and Class M Shares, respectively: 1.50%/1.75% for the Aggressive Growth Fund, 1.50%/1.75% for the Small Company Fund, 1.60%/1.85% for the Equity Fund, 1.30%/1.55% for the Value Fund, 0.50%/0.75% for the Index Fund, 1.55%/1.80% for the Balanced Fund, 1.40%/1.65% for the Bond Fund, and 0.60%/0.85% for the Cash Reserve Fund. The Administrator may, from time to time, assume additional expenses. Fee waivers and expense assumption arrangements, which may be terminated at any time without notice, will increase a Fund's yield. If the Investment Adviser does not waive fees and the Administrator does not reimburse expenses, the ratio of total operating expenses to average net assets is estimated to be for the Class A
Shares and the Class M Shares, respectively: 3.51%/4.12% for the Aggressive Growth Fund, 3.51%/4.31% for the Small Company Fund, 1.94%/2.31% for the Equity Fund, 3.49%/4.10% for the Value Fund, 3.71%/4.45% for the Index Fund, 7.31%/8.56% for the Balanced Fund, 10.30%/12.13% for the Bond Fund, and 1.57%/2.00% for the Cash Reserve Fund.. 8 The expenses in the example assume no fees for IRA or SEP accounts.

Investment Adviser's Performance Managing Similar Accounts
The Funds' Investment Adviser, Transamerica Investment Services, Inc., has been managing segregated investment accounts (or "separate accounts") for pension clients of Transamerica Corporation's affiliated companies for over ten years.

The Transamerica Premier Equity, Index, Balanced, Bond and Cash Reserve Funds have the same investment adviser and the investment objectives, policies and strategies are substantially similar in all material respects as the separate accounts from which they were cloned. The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times. In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The separate account performance figures are not the Funds' own performance and should not be considered a substitute for the Funds' own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts                           Premier Funds
Transamerica Equity Fund                    Transamerica Premier Equity Fund
Transamerica Equity Index Fund              Transamerica Premier Index Fund
Transamerica Balanced Fund                  Transamerica Premier Balanced Fund
Transamerica Bond Fund                Transamerica Premier Bond Fund
Transamerica Cash Management Fund     Transamerica Premier Cash Reserve Fund

There are no corresponding separate accounts for the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Value Fund.

The following table illustrates the separate accounts' annualized performance1 as compared to the Premier Funds2 and recognized industry indexes since inception and over the last one, five, and ten-year periods ending March 31, 1998.

                                            1                 5                 10               Since
                                            year              years             years            Inception3
Equity Fund                                 72.15%            31.88%            28.14%           25.24%
Premier Equity Fund, Class A                70.88%            ---               ---              36.76%
Premier Equity Fund, Class M                70.88%            ---               ---              36.76%
S&P 500 Index4                              48.00%            22.40%            18.94%           15.74%

Equity Index Fund                           46.99%           21.79%            18.30%           17.48%
Premier Index Fund, Class A                 47.79%            ---               ---              30.96%
Premier Index Fund, Class M                 47.79%            ---               ---              30.96%
S&P 500 Index4                              48.00%            22.40%            18.94%           17.48%


Balanced Fund                               47.62%            22.19%            ---              22.19%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
Premier Balanced Fund, Class A              51.88%            ---               ---              26.39%
50% S&P 500 Index and
  50% Lehman Brothers
  Govt./Corporate Index                     29.34%            14.57%            ---              14.57%

Bond Fund                                   14.77%            8.27%             10.60%           12.34%
Premier Bond Fund, Class A                  14.19%           ---               ---                7.18%
Premier Bond Fund, Class M                  14.19%           ---               ---                7.18%
Lehman Brothers
  Govt./Corporate Index5                     12.39%           6.96%             8.93%              9.91%

Cash Management Fund                        5.10%             4.50%             5.41%              6.62%
Premier Cash Reserve Fund, Class A6         5.48%             ---               ---                5.44%
Premier Cash Reserve Fund, Class M6         5.48%             ---               ---                5.44%
IBC First Tier Index7                       5.08%             4.44%             5.39%              6.56%

1 Average Annual Total Performance calculated as shown in the Statement of Additional Information. 2 Performance of the Premier Funds prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge for this class of shares. 3 The inception date of all Premier Funds shown in the table is October 2, 1995. Inception dates of the separate accounts: Equity - 10/1/87; Equity Index - 10/1/86; Balanced - 4/1/93; Bond - 5/1/83; Cash Management - 1/3/82. The inception dates shown for the indexes match the dates of the separate accounts' inception. 4 The Standard & Poor's 500 Index consists of the 500 most widely held, publicly traded common stocks. 5 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation. 6 The 7-day current yield was 5.36% as of 3/31/98. 7 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

The Investment Adviser has a history of successfully investing in the three basic investment categories: equity, bond, and money market. Following are graphs of the three separate accounts representing those categories, depicting their performance since inception compared with the performance of a recognized industry index for each investment category.

Equity Separate Account
The following graph depicts that $1,000 invested in the Equity Separate Account at its inception, October 1, 1987, would have appreciated to $10,620 at March 31, 1998. This is an annualized return of 25.24% per year. By comparison, $1,000 invested for the same time period in S&P 500 Index securities would have grown to only $4,639.

1

Transamerica Premier Funds  - Class A Shares and Class M Shares

Statement of Additional Information - June 30, 1998

Transamerica Premier Aggressive Growth Fund
         The Fund seeks to maximize long-term growth by investing in common stocks selected for high growth potential.
Transamerica Premier Small Company Fund
         The Fund seeks to maximize long-term growth by investing in small company stocks.
Transamerica Premier Equity Fund
         The Fund seeks to maximize long-term growth by investing in premier companies.
Transamerica Premier Value Fund
         The Fund seeks to maximize capital appreciation by investing in under-valued companies.
Transamerica Premier Index Fund
The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").
Transamerica Premier Balanced Fund
The Fund seeks to maximize long-term growth and current income with a secondary objective of principal preservation, by balancing its investments among stocks, bonds, and cash.
Transamerica Premier High Yield Bond Fund
         The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
Transamerica Premier Bond Fund
         The Fund seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.
Transamerica Premier Cash Reserve Fund
         This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


Contents

Investment Objectives and Policies                   2
Investment Restrictions                              11
Management of the Company                   14
Investment Advisory and Other Services               17
Purchase and Redemption of Shares           19
Brokerage Allocation                                 25
Determination of Net Asset Value                     26
Performance Information                              28
Taxes                                                30
Other Information                           31
Appendix A:
   Description of Corporate Bond Ratings             32
Appendix B:
   Description of Fixed-Income Instruments           34


Your Guide
This Statement of Additional Information pertains to the Class A Shares and Class M Shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds") listed above. It will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus
This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated June 30, 1998. The Prospectus is available without charge from your broker.

Terms used in the Prospectus are incorporated by reference in this Statement of Additional Information.

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated June 30, 1998, as revised from time to time, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds.


Investment Objectives and Policies

The investment objectives and policies of the Funds are described in the Prospectus. The achievement of each Fund's investment objectives will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment objective of any of the Funds can be achieved.

High-Yield ("Junk") Bonds
High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. See "Appendix A" for a description of credit ratings. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Fund, the Fund would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Fund would most likely replace the bond with a lower yield bond, resulting in a lower return for investors.

Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since bond ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds. See "Appendix B" for a description of fixed income instruments.

Restricted and Illiquid Securities
A Fund may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended [the "1933 Act"] but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Derivatives
Each Fund, except for Transamerica Premier Cash Reserve Fund and Transamerica Premier Equity Fund, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Funds may purchase, or write, call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities' prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include, in addition to those referred to above:
(1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

Transamerica Premier Balanced Fund and The Transamerica Premier Bond Fund may invest in derivatives with respect to less than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.

Options on Securities and Securities Indexes
A Fund may write (i.e.; sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to affect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies
Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts
The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations
Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Interest Rate Swaps
A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. The Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Fund therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Foreign Securities
All the Premier Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, may invest in foreign securities. The Transamerica Premier Index Fund invests only in those securities that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.
 Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Purchase of "When-Issued" Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a "when-issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When the Funds enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Funds at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Funds to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Funds are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," on this page. A Fund will not purchase securities on a "when-issued" basis if, as a result, more than 15% of the Fund's net assets would be so invested.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. The Funds can borrow up to one-third of a Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Reverse Repurchase Agreements and Leverage
We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the Investment Company Act of 1940, as amended. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Other Investment Techniques and Opportunities
The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Fund. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.



Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted by the Company as fundamental policies of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a "diversified company" within the meaning of the 1940 Act, except the
Transamerica Premier Aggressive Growth Fund which will operate as a nondiversified fund. The Transamerica Premier Aggressive Growth Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested. Investment restrictions 11 through 15 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

1.  Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.  Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.  5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4.  10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

5.  25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.


6.  Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7.  Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.  Short Sales
No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.  Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.  Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.  Securities of Other Investment Companies
No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

12.  Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.  3-Year Rule
No Fund may purchase securities (other than government securities) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

14.  Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

15.  Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.


Management of the Company

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.




                                    Position
                                    Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors                 During Past 5 Year
--------------------------------------------------------------------------------
Nooruddin S. Veerjee*               Chief Executive           President, Transamerica Life
Transamerica Center                 Officer and               Insurance and Annuity Company
1150 S. Olive St.                   Chairman of               ("TALIAC"), and President,
Los Angeles, CA 90015                the Board                Insurance Products Division,
Age 39                                                        Transamerica Occidental Life
                                                              Insurance Company ("TOLIC").


Gary U. Rolle'*                     Director                  Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.;
1150 S. Olive St.                                             Executive Vice President & Chief
Los Angeles, CA 90015                                         Investment Officer, Transamerica
Age 56                                                        Investment Services ("TIS"); and
                                                              Chief   Investment
                                                              Officer, TOLIC and
                                                              TALIAC.

Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly Dean of the Peter F.
Age 48                                                        Drucker Management Center,
                                                              Claremont Graduate School.

Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age 64                                                        brokerage).

Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025
Age 62

Nicki Bair                          President                 Senior Vice President, TOLIC &
Transamerica Center                                           TALIAC since 1996. Formerly Vice
1150 S. Olive St.                                             President, TOLIC & TALIAC.
Los Angeles, CA 90015
Age 42

E. Joy Heckendorf          Senior Vice               Marketing Director, TALIAC since
Transamerica Center                 President                 1996. Formerly President, Dreyfus
1150 S. Olive St.                                             Service Corporation in 1996.
Los Angeles, CA 90015                                         Formerly Vice President Marketing,
Age 41                                                        Janus Capital Corporation.

The directors are responsible for major decisions relating to the Funds' objectives, policies and operations pursuant to the Funds' Bylaws, Articles of Incorporation, Maryland law and the 1940 Act. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors.
The Executive Committee members are Nooruddin S. Veerjee and Gary U. Rolle.'

No officer, director or employee of Transamerica Investment Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.


                                                              Estimated         Total
                                                              Annual            Compensation
                           Compensation     Pension           Benefits at       All Related
Name                       Paid             Benefits          Retirement        Funds
-------------------------------------------------------------------------------------
Sidney E. Harris           $15,000          $0                $0                $15,000
Charles C. Reed            $15,000          $0                $0                $15,000
Carl R. Terzian            $15,000          $0                $0                $15,000
Gary U. Rolle'             $0               $0                $0                $0
Nooruddin S. Veerjee       $0               $0                $0                $0

As of February 28, 1998 the officers and directors of Transamerica Investors, Inc. together owned 2.9% of the Premier Aggressive Growth Fund. The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the following equity Funds: Premier Small Company Fund, Premier Equity Fund, Premier Value Fund, Premier Index Fund, and Premier Balanced Fund.

As of February 28, 1998 the following shareholders owned 25% or more of the indicated Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
ARC Reinsurance Corporation                          Aggressive Growth Fund     33%
1149 S. Hill St., H-344, Los Angeles, CA 90015
ARC Reinsurance Corporation                          Small Company Fund         39%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Charles Schwab & Company, Inc.                       Equity Fund                35%
101 Montgomery St., San Francisco, CA 94104
ARC Reinsurance Corporation                          Index Fund                 35%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Transamerica Corporation                             Index Fund                 31%
600 Montgomery St., San Francisco, CA 94111-2702
Transamerica Corporation                             Balanced Fund              42%
600 Montgomery St., San Francisco, CA 94111-2702
Transamerica Real Estate Tax Service                 Bond Fund                  81%
1150 S. Olive St., Suite T-2700, Los Angeles, CA 90015

In addition, as of February 28, 1998 the following shareholders owned 5% or more of the shares of the indicated equity Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
Charles Schwab & Company, Inc.                       Aggressive Growth Fund     10%
101 Montgomery St., San Francisco, CA 94104
Donaldson Lufkin & Jenrette                          Aggressive Growth Fund       8%
1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399
Transamerica Occidental Life Insurance Co.           Aggressive Growth Fund       7%
P.O. Box 512101, Los Angeles, CA 90051-0101
John A Kanellitsas & Randi S. Josel         Aggressive Growth Fund       5%
1052 Oenoke Ridge Rd., New Canaan, CT 06840
Charles Schwab & Company, Inc.                       Small Company Fund         19%
101 Montgomery St., San Francisco, CA 94104
Transamerica Occidental Life Insurance Co.           Small Company Fund           6%
P.O. Box 2101, Los Angeles, CA 90051-0101
National Financial Services                          Small Company Fund           6%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Donaldson Lufkin & Jenrette                          Small Company Fund           5%
1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399
Transamerica Corporation                             Equity Fund                10%
600 Montgomery St., San Francisco, CA 94111
Transamerica Occidental Life Insurance Co.           Equity Fund                10%
P.O. Box 512101, Los Angeles, CA 90051-0101
Transamerica Occidental Life Insurance Co.           Index Fund                 12%
P.O. Box 512101, Los Angeles, CA 90051-0101
Transamerica Occidental Life Insurance Co.           Balanced Fund              22%
P.O. Box 512101, Los Angeles, CA 90051-0101
Charles Schwab & Company, Inc.                       Balanced Fund              12%
101 Montgomery St., San Francisco, CA 94104


Investment Advisory and Other Services

Investment Adviser and Administrator
Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services.

For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. Certain fees were waived by the Investment Adviser. Following are the amounts of Adviser Fees earned, amounts waived and net amounts received for each Fund over the last three fiscal years.

--------------------------------------------------- ------------------- ------------------ -----------------
Transamerica Premier Fund                              Adviser Fee         Adviser Fee       Adviser Fee
    Fiscal Year                                           Earned             Waived          Net Received
Aggressive Growth Fund
    1997                                                       $42,912            $34,278            $8,634
Small Company Fund
    1997                                                       $38,671            $32,982            $5,689
Equity Fund
    1995                                                       $12,015            $12,015                $0
    1996                                                      $194,101           $134,162           $59,939
    1997                                                      $540,485            $28,198          $512,287
Index Fund
    1995                                                        $4,161             $4,161                $0
    1996                                                       $25,718            $25,718                $0
    1997                                                       $52,012           $244,224                $0
Balanced Fund
    1995                                                       $17,091            $17,091                $0
    1996                                                      $106,251            $98,079            $8,172
    1997                                                      $159,452            $49,663          $109,789
Bond Fund
    1995                                                       $15,656            $15,656                $0
    1996                                                       $72,032            $72,032                $0
    1997                                                       $79,524            $59,121           $20,403
Cash Reserve Fund
    1995                                                       $20,801            $20,801                $0
    1996                                                      $102,415           $102,415                $0
    1997                                                      $147,809           $308,778                $0
--------------------------------------------------- ------------------- ------------------ -----------------

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold.

Transamerica Occidental Life Insurance Company is a wholly-owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly-owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Foreign  Subcustodian  Agreement with State Street,  State Street London
Limited  is   responsible   for  foreign  assets  and   transactions   with  the
transnational depositories of Euroclear and Cedel.

Under a Transfer Agency Agreement, State Street Bank is also responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distribution of Shares of the Funds
Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.

The Company has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund makes payments monthly to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares. The fees are described in full in the Prospectus.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchases and Redemptions of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus under "How to Buy Shares" and "How to Sell Shares."

General
Class A Shares and Class M Shares are generally sold with a sales charge payable at the time of purchase (except for Class A Shares and Class M Shares of the Transamerica Premier Cash Reserve Fund). The Prospectus contains a table of applicable sales charges. For information about how to purchase Class A or Class M Shares of a Fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of Class A Shares and Class M Shares may be exempt from a sales charge or, in the case of Class A Shares, may be subject to a contingent deferred sales charge ("CDSC"). See "Distribution of Shares" in the Prospectus.

The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of Class A Shares and Class M Shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the New York Stock Exchange. If the dealer receives the order after the close of the New York Stock Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Transamerica Premier Funds, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the Prospectus, except that (i) individual investments under certain employee benefit plans or tax qualified retirement plans may be lower, (ii) persons who are already shareholders may make additional purchases of $100 or more by sending funds directly to Transamerica Premier Funds, and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $50 or more. Information about these plans is available from investment broker-dealers or from Transamerica Premier Funds.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

Purchases Not Subject to Sales Charges or Contingent Deferred Sales Charges. The Funds may sell shares without a sales charge or CDSC to:

(i) current and retired Trustees of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc., their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge);

(iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds; (iv) registered representatives and other employees of broker-dealers having sales agreements with Transamerica Securities Sales Corporation ("TSSC"); employees of financial institutions having sales agreements with TSSC or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21;

(v) a trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

(vi) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with TSSC with respect to such accounts.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The Funds may sell Class M Shares at net asset value to members of qualified groups. See "Group Purchases of Class A and Class M Shares" below.

Combined Purchase Privilege
The following persons may qualify for the sales charge reductions or eliminations shown in the Prospectus by combining into a single transaction the purchase of Class A Shares or Class M Shares with other purchases of any class of shares:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Transamerica Premier Funds (other than the Transamerica Premier Cash Reserve Fund) purchased at the same time through a single broker-dealer, if the broker-dealer places the order for such shares directly with Transamerica Premier Funds.

Cumulative Quantity Discount (Right of Accumulation)
A purchaser of Class A Shares or Class M Shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Transamerica Premier Funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase; and

(ii) the maximum public offering price (at the close of business on the previous day) of:

         (a) all shares held by the investor in all of the Transamerica Premier Funds (except the Transamerica Premier Cash Reserve Fund); and

         (b) any shares of the Transamerica Premier Cash Reserve Fund acquired by exchange from other Transamerica Premier Funds; and

(iii) the maximum  public  offering  price of all shares  described in paragraph
(ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or broker-dealer must provide Transamerica Premier Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Transamerica Premier Funds when making direct cash investments.

Statement of Intention
Investors may also obtain the reduced sales charges for Class A Shares or Class M Shares shown in the Prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the Funds or any other continuously offered Transamerica Premier Funds (excluding the Transamerica Premier Cash Reserve Fund). Each purchase of Class A Shares or Class M Shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement. The 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A Shares or Class M Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge without regard to the Statement of Intention that would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and TSSC in accordance with the Prospectus.

Statement of Intention forms may be obtained from Transamerica Premier Funds or from broker-dealers. Interested investors should read the Statement of Intention carefully.

Class A Commissions
Except as stated below, TSSC pays broker-dealers of record commissions on sales of Class A Shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. This includes participant-directed qualified retirement plans (including a plans with at least 200 eligible employees). Transamerica Premier Cash Reserve Fund shares are excluded from all commission calculations, except for determining the amount initially invested by a participant-directed qualified retirement plan. Commissions on sales at net asset value to such plans are subject to TSSC's right to reclaim such commissions if the shares are redeemed within two years.

Contingent Deferred Sales Charges
Class A Shares purchased at net asset value by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, Class A Shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00%, if redeemed within two years after purchase. The Class A Shares CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Transamerica Premier Funds and whose dealer of record waived the commission described in the next paragraph.

All Class M Shares purchased within two years after the initial purchase, including purchases by qualified retirement plans, are subject to a CDSC of 1.00%.

Investors who set up an Automatic Income Plan ("AIP") for a share account (see "How to Sell Shares" in the Prospectus) may withdraw up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an AIP and recalculated thereafter on a pro rata basis at the time of each AIP payment. Therefore, shareholders who have chosen an AIP based on a percentage of the net asset value of their account of up to 12% will be able to receive AIP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a Fund that pays income distributions monthly) for their periodic AIP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This AIP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Transamerica Premier Funds money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The Funds will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one Investor Shares account in any one Fund in a 90-day period, the entire redemption will be paid in cash if you provide us with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by us. If you have authorized us to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures specified in the Prospectus.

Receipt of your instruction to redeem 30 days prior to the transaction provides the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Fund and its shareholders.

You may cancel your redemption instruction prior to the transaction date. However, if you do so, we may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

If you do not provide your instruction to redeem 30 days prior to the transaction, you have two alternatives:

(1) You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities.

Since the share price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

(2) In lieu of receiving cash as described earlier, you may elect to receive securities from the Fund. The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund, and will be securities that the Fund may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value," page 28, and such valuation will be made as of the same time the redemption price is determined.

These alternatives are designed to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Fund) bears the brokerage cost of selling them.

Exchange Privilege
Except as otherwise set forth in this section, by calling Transamerica Premier Funds, investors may exchange shares between accounts with identical registrations, provided that no checks are outstanding for such shares and no address change has been made within the preceding 15 days. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Transamerica Premier Funds by telephone to exercise exchanges.

Transamerica Premier Funds also makes exchanges promptly after receiving a properly completed Exchange Authorization Form. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Funds will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Funds are available from Transamerica Premier Funds or investment dealers having sales contracts with TSSC. The prospectus of each Fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Funds.


Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1997, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years the Funds have paid the following brokerage commissions:

------------------------------------------------ --------------- -------------- ---------------
Transamerica Premier Fund                             1997           1996            1995
Aggressive Growth Fund                                  $21,170            - -             - -
Small Company Fund                                      $48,326            - -             - -
Equity Fund                                            $127,954        $50,745         $44,132
Index Fund                                               $7,134         $9,599         $16,636
Balanced Fund                                           $20,909        $13,424         $48,901
Bond Fund                                               $23,822         $2,828         $19,275
                                         Total         $251,312        $78,592        $130,939
------------------------------------------------ --------------- -------------- ---------------

The Premier Aggressive Growth and Premier Small Company Funds were launched in July 1997. High fees in 1995 reflect the start up costs of these Funds. Increases in 1997 over 1996 for these Funds were due to a large increase in sales in 1997, particularly for the Premier Equity Fund.

On December 31, 1997, the Premier Equity Fund held stock in Charles Schwab Corporation with a value of $4,717,969 and stock in Merrill Lynch & Company Incorporated with a value of $2,917,500. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $29,818, stock in Chase Manhattan Corporation with a value of $115,413, and stock in Merrill Lynch & Company Incorporated with a value of $60,830. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $943,594. The Premier Bond Fund held bonds issued by Morgan Stanley, Dean Witter, Discover and Co. with a value of $542,035. In 1997, Charles Schwab & Co., Merrill Lynch, Pierce, Fenner, & Smith, Chase Securities, Morgan Stanley & Co., Inc. and J.P. Morgan were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

Charles Schwab & Company is considered an affiliated broker, because the Chief Executive Officer of its parent corporation is on the board of directors of the parent corporation of the Investment Adviser and the Administrator of the Funds. The amount of commissions paid by all Funds to Charles Schwab & Company over the last three fiscal years was $0 in 1995, $0 in 1996 and $300 in 1997, totaling $300 over the three years. For 1997, the business done through Charles Schwab & Company represents 0.11% of the total commissions paid by the Funds to all brokers, and 0.14% of the aggregate dollar amount of transactions made by the Funds through all brokers.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows: (a) equity securities and other similar investments ("Equities") listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board; (d) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts; (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.




Performance Information

Performance information for the Funds including the yield and effective yield of the Transamerica Premier Cash Reserve Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields
Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

30-Day Yield for Non-Money Market Funds
Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Average Annual Total Return for Non-Money Market Funds
Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV Where:
P = a hypothetical initial payment of $1,000 T = an average annual total return n = the number years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including: the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); the Hambrecht & Quist Growth Stock Index; the NASDAQ OTC Composite Prime Return; the Russell Midcap Index; the Russell 2000 Index; the ValueLine Composite; the Wilshire 5000 Index; the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds); the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds); the J.P. Morgan Global Government Bond Index; IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds); historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; the FT-Actuaries Europe and Pacific Index; mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data Service, the Investment Company Institute, the Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.


Taxes

Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The distribution requirement, in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.


Other Information

Legal Matters
An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers.

Independent Auditors
Ernst & Young LLP, 515 S. Flower Street, Los Angeles, California 90071, performs audits of the Funds' financial statements.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

Standard & Poor's Corporation AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S.
government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

2

Transamerica Premier Funds  - Class A Shares and Class M Shares

Statement of Additional Information - June 30, 1998

Transamerica Premier Aggressive Growth Fund

         The Fund seeks to maximize long-term growth by investing in common stocks selected for high growth potential.

Transamerica Premier Small Company Fund
         The Fund seeks to maximize long-term growth by investing in small company stocks.
Transamerica Premier Equity Fund

         The Fund seeks to maximize long-term growth by investing in premier companies.

Transamerica Premier Value Fund

         The Fund seeks to maximize capital appreciation by investing in under-valued companies.

Transamerica Premier Index Fund The Fund seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index"). Transamerica Premier Balanced Fund

The Fund seeks to maximize long-term growth and current income with a secondary objective of principal preservation, by balancing its investments among stocks, bonds, and cash. Transamerica Premier High Yield Bond Fund The Fund seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities. Transamerica Premier Bond Fund The Fund seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.

Transamerica Premier Cash Reserve Fund
         This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


Contents


Investment Objectives and Policies                   2
Investment Restrictions                              11
Management of the Company                   14
Investment Advisory and Other Services               17
Purchase and Redemption of Shares           19
Brokerage Allocation                                 25
Determination of Net Asset Value                     26
Performance Information                              28
Taxes                                                30
Other Information                           31

Appendix A:

   Description of Corporate Bond Ratings             32
Appendix B:
   Description of Fixed-Income Instruments           34



Your Guide
This Statement of Additional Information pertains to the Class A Shares and Class M Shares of the Transamerica Premier Funds (a "Fund" or collectively the "Funds") listed above. It will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.

About the Prospectus

This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated June 30, 1998. The Prospectus is available without charge from your broker.


Terms used in the Prospectus are incorporated by reference in this Statement of Additional Information.

No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated June 30, 1998, as revised from time to time, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds.


Investment Objectives and Policies

The investment objectives and policies of the Funds are described in the Prospectus. The achievement of each Fund's investment objectives will depend on market conditions generally and on the analytical and portfolio management skills of the Investment Adviser. There can be no assurance that the investment objective of any of the Funds can be achieved.

High-Yield ("Junk") Bonds
High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. See "Appendix A" for a description of credit ratings. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Fund, the Fund would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Fund would most likely replace the bond with a lower yield bond, resulting in a lower return for investors.

Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

Each Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since bond ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds. See "Appendix B" for a description of fixed income instruments.

Restricted and Illiquid Securities
A Fund may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended [the "1933 Act"] but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Fund's decision to dispose of restricted or illiquid securities and the time which such Fund is able to dispose of them, during which time the value of such securities (and therefore the value of the Fund's shares) could decline.

Derivatives
Each Fund, except for Transamerica Premier Cash Reserve Fund and Transamerica Premier Equity Fund, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Funds may purchase, or write, call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities' prices, or attempt to adjust a Fund's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund's overall investment risk. Although it will not generally be a significant part of a Fund's strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Funds will use derivatives for leverage.

Risks in the use of derivatives include, in addition to those referred to above:
(1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.


Transamerica Premier Balanced Fund and The Transamerica Premier Bond Fund may invest in derivatives with respect to less than 20% of each Fund's assets; Transamerica Premier Index Fund may invest with respect to no more than 35% of its assets. The Board will closely monitor the Investment Adviser's use of derivatives in each of the Funds to assure they are used in accordance with the investment objectives of each Fund.


Options on Securities and Securities Indexes
A Fund may write (i.e.; sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. A Fund's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to affect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Funds. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Fund will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies
Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of a Fund's securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities. When hedging of this character is successful, any depreciation in the value of the Fund's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts
The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations
Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Funds for hedging purposes are various futures on U.S. government securities and securities indexes.

Interest Rate Swaps
A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Swap Transactions
The Funds may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. The Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, the Funds will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Fund therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Funds to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Foreign Securities

All the Premier Funds, except the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, may invest in foreign securities. The Transamerica Premier Index Fund invests only in those securities that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.

 Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Purchase of "When-Issued" Securities
The Funds may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, new issues of fixed-income instruments on a "when-issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces the Funds' risk of early repayment of principal, but exposes the Funds to some additional risk that the transaction will not be consummated.

When the Funds enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Funds at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Funds to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Funds are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," on this page. A Fund will not purchase securities on a "when-issued" basis if, as a result, more than 15% of the Fund's net assets would be so invested.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing Policies of the Funds
The Funds can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. The Funds can borrow up to one-third of a Fund's total assets. To secure borrowings, the Funds can mortgage or pledge securities in an amount up to one-third of a Fund's net assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Fund will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Fund's total assets.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Funds will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Funds may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Fund may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund; in such event the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Reverse Repurchase Agreements and Leverage
We may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction we sell securities and simultaneously agree to repurchase them at a price which reflects an agreed-upon rate of interest. We will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Funds' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Fund's net assets.

The use of reverse repurchase agreements is included in the Fund's borrowing policy and is subject to the limits of Section 18(f)(1) of the Investment Company Act of 1940, as amended. During the time a reverse repurchase agreement is outstanding, each Fund that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Other Investment Techniques and Opportunities
The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Fund. It is not the policy of any of the Funds to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.



Investment Restrictions

Investment restrictions numbered 1 through 10 below have been adopted by the Company as fundamental policies of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Fund without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Each Fund will operate as a "diversified company" within the meaning of the 1940 Act, except the
Transamerica Premier Aggressive Growth Fund which will operate as a nondiversified fund. The Transamerica Premier Aggressive Growth Fund reserves the right to become a diversified company by limiting the investments in which more than 5% of its total assets are invested. Investment restrictions 11 through 15 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

1.  Borrowing
Each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Fund's total assets, the Fund will not make any additional investments.

2.  Lending
No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes.

3.  5% Fund Rule
Except for the Transamerica Premier Aggressive Growth Fund, no Fund may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Fund, other than the Transamerica Premier Cash Reserve Fund, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Transamerica Premier Aggressive Growth Fund, no more than 25% of the Fund's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Fund's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities). Transamerica Premier Cash Reserve Fund may invest more than 5% of the Fund's total assets, but not more than 25% of the Fund's total assets, in the securities of one issuer for a period not to exceed three business days.

4.  10% Issuer Rule
No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in government securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

5.  25% Industry Rule
No Fund may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Fund, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.


6.  Underwriting
No Fund may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7.  Real Estate
No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.  Short Sales
No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.  Margin Purchases
No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Fund.

10.  Commodities
No Fund may invest in commodities, except that each Fund (other than the Transamerica Premier Cash Reserve Fund) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

11.  Securities of Other Investment Companies
No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Fund's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Fund's total assets would be invested in the securities of any one investment company; or (c) the Fund would own more than 3% of the total outstanding voting securities of any investment company.

12.  Invest for Control
No Fund may invest in companies for the purposes of exercising control or management.

13.  3-Year Rule
No Fund may purchase securities (other than government securities) if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

14.  Warrants
The Transamerica Premier Cash Reserve Fund may not invest in any form of warrants.

15.  Restricted and Illiquid Securities
No Fund will invest more than 15% (10% for the Transamerica Premier Cash Reserve
Fund) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. In no event will any Fund's investment in illiquid securities, in the aggregate, exceed 15% (10% for the Transamerica Premier Cash Reserve Fund) of its assets. If through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Fund.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.


Management of the Company

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.




                                    Position
                                    Held with
Name, Address                       Transamerica              Principal Occupations
& Age                               Investors                 During Past 5 Year
--------------------------------------------------------------------------------
Nooruddin S. Veerjee*               Chief Executive           President, Transamerica Life
Transamerica Center                 Officer and               Insurance and Annuity Company
1150 S. Olive St.                   Chairman of               ("TALIAC"), and President,
Los Angeles, CA 90015                the Board                Insurance Products Division,
Age 39                                                        Transamerica Occidental Life
                                                              Insurance Company ("TOLIC").


Gary U. Rolle'*                     Director                  Chairman and President,
Transamerica Center                                           Transamerica Income Shares Inc.;
1150 S. Olive St.                                             Executive Vice President & Chief
Los Angeles, CA 90015                                         Investment Officer, Transamerica
Age 56                                                        Investment Services ("TIS"); and
                                                              Chief   Investment
                                                              Officer, TOLIC and
                                                              TALIAC.

Sidney E. Harris                    Director                  Dean of College of Business
Georgia State University                                      Administration, Georgia
35 Broad Street, Suite 718                                    State University since 1997.
Atlanta, Georgia 30303                                        Formerly Dean of the Peter F.
Age 48                                                        Drucker Management Center,
                                                              Claremont Graduate School.

Charles C. Reed                     Director                  Vice Chairman of Aon Risk
Aon Risk Services                                    Services Inc. of Southern
707 Wilshire Blvd., Suite 6000                                California (business risk
Los Angeles, CA 90017                                         management and insurance
Age 64                                                        brokerage).

Carl R. Terzian                     Director                  Chairman of Carl Terzian
Carl Terzian Associates                                       Associates (public relations).
12400 Wilshire Blvd, Suite 200
Los Angeles, CA 90025
Age 62

Nicki Bair                          President                 Senior Vice President, TOLIC &
Transamerica Center                                           TALIAC since 1996. Formerly Vice
1150 S. Olive St.                                             President, TOLIC & TALIAC.
Los Angeles, CA 90015
Age 42

E. Joy Heckendorf          Senior Vice               Marketing Director, TALIAC since
Transamerica Center                 President                 1996. Formerly President, Dreyfus
1150 S. Olive St.                                             Service Corporation in 1996.
Los Angeles, CA 90015                                         Formerly Vice President Marketing,
Age 41                                                        Janus Capital Corporation.

The directors are responsible for major decisions relating to the Funds' objectives, policies and operations pursuant to the Funds' Bylaws, Articles of Incorporation, Maryland law and the 1940 Act. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors.
The Executive Committee members are Nooruddin S. Veerjee and Gary U. Rolle.'

No officer, director or employee of Transamerica Investment Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $10,000, and $1,000 for each meeting of the Company's Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance.

Following is a table of the compensation expected to be paid to each director during the current fiscal year.


                                                              Estimated         Total
                                                              Annual            Compensation
                           Compensation     Pension           Benefits at       All Related
Name                       Paid             Benefits          Retirement        Funds
-------------------------------------------------------------------------------------
Sidney E. Harris           $15,000          $0                $0                $15,000
Charles C. Reed            $15,000          $0                $0                $15,000
Carl R. Terzian            $15,000          $0                $0                $15,000
Gary U. Rolle'             $0               $0                $0                $0
Nooruddin S. Veerjee       $0               $0                $0                $0

As of February 28, 1998 the officers and directors of Transamerica Investors, Inc. together owned 2.9% of the Premier Aggressive Growth Fund. The officers and directors of Transamerica Investors, Inc. together owned less than 1% of the shares of each of the following equity Funds: Premier Small Company Fund, Premier Equity Fund, Premier Value Fund, Premier Index Fund, and Premier Balanced Fund.

As of February 28, 1998 the following shareholders owned 25% or more of the indicated Funds:

                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
ARC Reinsurance Corporation                          Aggressive Growth Fund     33%
1149 S. Hill St., H-344, Los Angeles, CA 90015
ARC Reinsurance Corporation                          Small Company Fund         39%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Charles Schwab & Company, Inc.                       Equity Fund                35%
101 Montgomery St., San Francisco, CA 94104
ARC Reinsurance Corporation                          Index Fund                 35%
1149 S. Hill St., H-344, Los Angeles, CA 90015
Transamerica Corporation                             Index Fund                 31%
600 Montgomery St., San Francisco, CA 94111-2702

Transamerica Corporation                             Balanced Fund              42%
600 Montgomery St., San Francisco, CA 94111-2702
Transamerica Real Estate Tax Service                 Bond Fund                  81%

1150 S. Olive St., Suite T-2700, Los Angeles, CA 90015

In addition, as of February 28, 1998 the following shareholders owned 5% or more of the shares of the indicated equity Funds:
                                                     Transamerica               Percent
Shareholder                                          Premier Fund               Owned
Charles Schwab & Company, Inc.                       Aggressive Growth Fund     10%
101 Montgomery St., San Francisco, CA 94104
Donaldson Lufkin & Jenrette                          Aggressive Growth Fund       8%
1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399
Transamerica Occidental Life Insurance Co.           Aggressive Growth Fund       7%
P.O. Box 512101, Los Angeles, CA 90051-0101
John A Kanellitsas & Randi S. Josel         Aggressive Growth Fund       5%
1052 Oenoke Ridge Rd., New Canaan, CT 06840
Charles Schwab & Company, Inc.                       Small Company Fund         19%
101 Montgomery St., San Francisco, CA 94104
Transamerica Occidental Life Insurance Co.           Small Company Fund           6%
P.O. Box 2101, Los Angeles, CA 90051-0101
National Financial Services                          Small Company Fund           6%
1 World Trade Ctr., 200 Liberty St., New York, NY 10048
Donaldson Lufkin & Jenrette                          Small Company Fund           5%
1 Pershing Plaza, 7th Floor, Jersey City, NJ 07399
Transamerica Corporation                             Equity Fund                10%
600 Montgomery St., San Francisco, CA 94111
Transamerica Occidental Life Insurance Co.           Equity Fund                10%
P.O. Box 512101, Los Angeles, CA 90051-0101
Transamerica Occidental Life Insurance Co.           Index Fund                 12%
P.O. Box 512101, Los Angeles, CA 90051-0101
Transamerica Occidental Life Insurance Co.           Balanced Fund              22%
P.O. Box 512101, Los Angeles, CA 90051-0101
Charles Schwab & Company, Inc.                       Balanced Fund              12%
101 Montgomery St., San Francisco, CA 94104


Investment Advisory and Other Services

Investment Adviser and Administrator
Responsibility for the management and supervision of the Company and its Funds rests with the Board of Directors of Transamerica Investors, Inc. (the "Board"). The Investment Adviser and the Administrator are subject to the direction of the Board.

The Funds' Investment Adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 1150 South Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services.

For its services to the Funds, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily, and paid monthly. Certain fees were waived by the Investment Adviser. Following are the amounts of Adviser Fees earned, amounts waived and net amounts received for each Fund over the last three fiscal years.

--------------------------------------------------- ------------------- ------------------ -----------------
Transamerica Premier Fund                              Adviser Fee         Adviser Fee       Adviser Fee
    Fiscal Year                                           Earned             Waived          Net Received
Aggressive Growth Fund
    1997                                                       $42,912            $34,278            $8,634
Small Company Fund
    1997                                                       $38,671            $32,982            $5,689
Equity Fund

    1995                                                       $12,015            $12,015                $0
    1996                                                      $194,101           $134,162           $59,939
    1997                                                      $540,485            $28,198          $512,287

Index Fund

    1995                                                        $4,161             $4,161                $0
    1996                                                       $25,718            $25,718                $0
    1997                                                       $52,012           $244,224                $0

Balanced Fund

    1995                                                       $17,091            $17,091                $0
    1996                                                      $106,251            $98,079            $8,172
    1997                                                      $159,452            $49,663          $109,789
Bond Fund
    1995                                                       $15,656            $15,656                $0
    1996                                                       $72,032            $72,032                $0
    1997                                                       $79,524            $59,121           $20,403

Cash Reserve Fund
    1995                                                       $20,801            $20,801                $0
    1996                                                      $102,415           $102,415                $0
    1997                                                      $147,809           $308,778                $0
--------------------------------------------------- ------------------- ------------------ -----------------

The Funds' Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 South Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds' books and records; (2) arrange periodic updating of the Funds' prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold.

Transamerica Occidental Life Insurance Company is a wholly-owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly-owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian to the Funds. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

Under a Foreign  Subcustodian  Agreement with State Street,  State Street London
Limited  is   responsible   for  foreign  assets  and   transactions   with  the
transnational depositories of Euroclear and Cedel.

Under a Transfer Agency Agreement, State Street Bank is also responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Funds.

Distribution of Shares of the Funds
Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds, which are continuously distributed. TSSC is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. TSSC may enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with TSSC.

The Company has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Fund makes payments monthly to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares. The fees are described in full in the Prospectus.

From time to time, and for one or more Funds within each class of Shares, the Distributor may waive any or all of these fees at its discretion.


Purchases and Redemptions of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus under "How to Buy Shares" and "How to Sell Shares."

General
Class A Shares and Class M Shares are generally sold with a sales charge payable at the time of purchase (except for Class A Shares and Class M Shares of the Transamerica Premier Cash Reserve Fund). The Prospectus contains a table of applicable sales charges. For information about how to purchase Class A or Class M Shares of a Fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of Class A Shares and Class M Shares may be exempt from a sales charge or, in the case of Class A Shares, may be subject to a contingent deferred sales charge ("CDSC"). See "Distribution of Shares" in the Prospectus.

The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of Class A Shares and Class M Shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the New York Stock Exchange. If the dealer receives the order after the close of the New York Stock Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Transamerica Premier Funds, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the Prospectus, except that (i) individual investments under certain employee benefit plans or tax qualified retirement plans may be lower, (ii) persons who are already shareholders may make additional purchases of $100 or more by sending funds directly to Transamerica Premier Funds, and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $50 or more. Information about these plans is available from investment broker-dealers or from Transamerica Premier Funds.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders. A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

Purchases Not Subject to Sales Charges or Contingent Deferred Sales Charges. The Funds may sell shares without a sales charge or CDSC to:

(i) current and retired Trustees of the Funds; officers of the Funds; directors and current and retired U.S. full-time employees of Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc., their parent corporation and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Fund sold with a sales charge);

(iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Transamerica Premier Funds; (iv) registered representatives and other employees of broker-dealers having sales agreements with Transamerica Securities Sales Corporation ("TSSC"); employees of financial institutions having sales agreements with TSSC or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21;

(v) a trust department of any financial institution purchasing shares of the Funds in its capacity as trustee of any trust, if the value of the shares of the Funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

(vi) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with TSSC with respect to such accounts.

In addition, the Funds may issue their shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The Funds may sell Class M Shares at net asset value to members of qualified groups. See "Group Purchases of Class A and Class M Shares" below.

Combined Purchase Privilege
The following persons may qualify for the sales charge reductions or eliminations shown in the Prospectus by combining into a single transaction the purchase of Class A Shares or Class M Shares with other purchases of any class of shares:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Transamerica Premier Funds (other than the Transamerica Premier Cash Reserve Fund) purchased at the same time through a single broker-dealer, if the broker-dealer places the order for such shares directly with Transamerica Premier Funds.

Cumulative Quantity Discount (Right of Accumulation)
A purchaser of Class A Shares or Class M Shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Transamerica Premier Funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase; and

(ii) the maximum public offering price (at the close of business on the previous day) of:

         (a) all shares held by the investor in all of the Transamerica Premier Funds (except the Transamerica Premier Cash Reserve Fund); and

         (b) any shares of the Transamerica Premier Cash Reserve Fund acquired by exchange from other Transamerica Premier Funds; and

(iii) the maximum  public  offering  price of all shares  described in paragraph
(ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or broker-dealer must provide Transamerica Premier Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Transamerica Premier Funds when making direct cash investments.

Statement of Intention
Investors may also obtain the reduced sales charges for Class A Shares or Class M Shares shown in the Prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the Funds or any other continuously offered Transamerica Premier Funds (excluding the Transamerica Premier Cash Reserve Fund). Each purchase of Class A Shares or Class M Shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement. The 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A Shares or Class M Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge without regard to the Statement of Intention that would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and TSSC in accordance with the Prospectus.

Statement of Intention forms may be obtained from Transamerica Premier Funds or from broker-dealers. Interested investors should read the Statement of Intention carefully.

Class A Commissions
Except as stated below, TSSC pays broker-dealers of record commissions on sales of Class A Shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. This includes participant-directed qualified retirement plans (including a plans with at least 200 eligible employees). Transamerica Premier Cash Reserve Fund shares are excluded from all commission calculations, except for determining the amount initially invested by a participant-directed qualified retirement plan. Commissions on sales at net asset value to such plans are subject to TSSC's right to reclaim such commissions if the shares are redeemed within two years.

Contingent Deferred Sales Charges
Class A Shares purchased at net asset value by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, Class A Shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00%, if redeemed within two years after purchase. The Class A Shares CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Transamerica Premier Funds and whose dealer of record waived the commission described in the next paragraph.

All Class M Shares purchased within two years after the initial purchase, including purchases by qualified retirement plans, are subject to a CDSC of 1.00%.

Investors who set up an Automatic Income Plan ("AIP") for a share account (see "How to Sell Shares" in the Prospectus) may withdraw up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an AIP and recalculated thereafter on a pro rata basis at the time of each AIP payment. Therefore, shareholders who have chosen an AIP based on a percentage of the net asset value of their account of up to 12% will be able to receive AIP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a Fund that pays income distributions monthly) for their periodic AIP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This AIP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Transamerica Premier Funds money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The Funds will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Investor Share Redemptions in Excess of $250,000
If you request a redemption of up to $250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one Investor Shares account in any one Fund in a 90-day period, the entire redemption will be paid in cash if you provide us with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by us. If you have authorized us to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures specified in the Prospectus.

Receipt of your instruction to redeem 30 days prior to the transaction provides the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Fund and its shareholders.

You may cancel your redemption instruction prior to the transaction date. However, if you do so, we may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

If you do not provide your instruction to redeem 30 days prior to the transaction, you have two alternatives:

(1) You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities.

Since the share price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

(2) In lieu of receiving cash as described earlier, you may elect to receive securities from the Fund. The securities delivered will be selected at the sole discretion of the Fund. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire Fund, and will be securities that the Fund may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "Determination of Net Asset Value," page 28, and such valuation will be made as of the same time the redemption price is determined.

These alternatives are designed to lessen the adverse effect of large redemptions on the Fund and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Fund pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Fund and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Fund) bears the brokerage cost of selling them.

Exchange Privilege
Except as otherwise set forth in this section, by calling Transamerica Premier Funds, investors may exchange shares between accounts with identical registrations, provided that no checks are outstanding for such shares and no address change has been made within the preceding 15 days. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Transamerica Premier Funds by telephone to exercise exchanges.

Transamerica Premier Funds also makes exchanges promptly after receiving a properly completed Exchange Authorization Form. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Funds will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Funds are available from Transamerica Premier Funds or investment dealers having sales contracts with TSSC. The prospectus of each Fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Funds.


Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making a Fund's investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Funds. The Investment Adviser will not effect any brokerage transactions in the Funds' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

During the year ending December 31, 1997, all transactions were allocated to brokers and dealers on the basis of the best execution and no commissions were paid based on research or other services provided.

Over the last three fiscal years the Funds have paid the following brokerage commissions:

------------------------------------------------ --------------- -------------- ---------------
Transamerica Premier Fund                             1997           1996            1995
Aggressive Growth Fund                                  $21,170            - -             - -
Small Company Fund                                      $48,326            - -             - -
Equity Fund                                            $127,954        $50,745         $44,132
Index Fund                                               $7,134         $9,599         $16,636
Balanced Fund                                           $20,909        $13,424         $48,901
Bond Fund                                               $23,822         $2,828         $19,275
                                         Total         $251,312        $78,592        $130,939
------------------------------------------------ --------------- -------------- ---------------

The Premier Aggressive Growth and Premier Small Company Funds were launched in July 1997. High fees in 1995 reflect the start up costs of these Funds. Increases in 1997 over 1996 for these Funds were due to a large increase in sales in 1997, particularly for the Premier Equity Fund.

On December 31, 1997, the Premier Equity Fund held stock in Charles Schwab Corporation with a value of $4,717,969 and stock in Merrill Lynch & Company Incorporated with a value of $2,917,500. The Premier Index Fund held stock in Charles Schwab Corporation with a value of $29,818, stock in Chase Manhattan Corporation with a value of $115,413, and stock in Merrill Lynch & Company Incorporated with a value of $60,830. The Premier Balanced Fund held stock in Charles Schwab Corporation with a value of $943,594. The Premier Bond Fund held bonds issued by Morgan Stanley, Dean Witter, Discover and Co. with a value of $542,035. In 1997, Charles Schwab & Co., Merrill Lynch, Pierce, Fenner, & Smith, Chase Securities, Morgan Stanley & Co., Inc. and J.P. Morgan were among these Funds' regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

Charles Schwab & Company is considered an affiliated broker, because the Chief Executive Officer of its parent corporation is on the board of directors of the parent corporation of the Investment Adviser and the Administrator of the Funds. The amount of commissions paid by all Funds to Charles Schwab & Company over the last three fiscal years was $0 in 1995, $0 in 1996 and $300 in 1997, totaling $300 over the three years. For 1997, the business done through Charles Schwab & Company represents 0.11% of the total commissions paid by the Funds to all brokers, and 0.14% of the aggregate dollar amount of transactions made by the Funds through all brokers.


Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Fund, and each class of each Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Fund (assets, including securities at market value, minus liabilities) divided by the number of that Fund's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Except for the Transamerica Premier Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open.

In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Funds may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Assets of the Funds (other than the Transamerica Premier Cash Reserve Fund) are valued as follows: (a) equity securities and other similar investments ("Equities") listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices; (c) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board; (d) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts; (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

Equities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Time) Reuters spot rate. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

All of the assets of the Transamerica Premier Cash Reserve Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities. The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Fund's net asset value might still decline.




Performance Information

Performance information for the Funds including the yield and effective yield of the Transamerica Premier Cash Reserve Fund, the yield of the remaining Funds, and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields
Current yield for the Transamerica Premier Cash Reserve Fund will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

30-Day Yield for Non-Money Market Funds
Quotations of yield for the remaining Funds will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1] Where:
a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

Average Annual Total Return for Non-Money Market Funds
Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

P(1 + T)n = ERV Where:
P = a hypothetical initial payment of $1,000 T = an average annual total return n = the number years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Published Performance
From time to time the Company may publish, or provide telephonically, an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including: the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); the Hambrecht & Quist Growth Stock Index; the NASDAQ OTC Composite Prime Return; the Russell Midcap Index; the Russell 2000 Index; the ValueLine Composite; the Wilshire 5000 Index; the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. government agencies, mortgage and Yankee bonds); the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. government bonds); the J.P. Morgan Global Government Bond Index; IBC's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. government money market funds); historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; the FT-Actuaries Europe and Pacific Index; mutual fund performance indexes published by Morningstar, Inc., Variable Annuity Research & Data Service, the Investment Company Institute, the Investment Company Data, Inc., Media General Financial, and Value Line Mutual Fund Survey; and financial industry analytical surveys, such as Piper Universe.

The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Fund's performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments, and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, expenses, investments, and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.


Taxes

Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The distribution requirement, in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and
(3) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Each Fund will be subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.


Other Information

Legal Matters
An opinion of counsel as to the legality of the shares of the Funds has been given by Reid A. Evers.

Independent Auditors
Ernst & Young LLP, 515 S. Flower Street, Los Angeles, California 90071, performs audits of the Funds' financial statements.

Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Funds discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.

Standard & Poor's Corporation AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S.
government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

PART C

Other Information

Item 24. Financial Statements and Exhibits

  (a)             Financial Statements

All required financial statements are incorporated by reference to the N-30D filing on behalf of Transamerica Investors, Inc. (File No. 33-90888) March 6, 1998.

  (b)             Exhibits

         (1) Form of Articles Supplementary of Transamerica Investors, Inc.1/5/6/12/13

         (2)      Amended Bylaws of Transamerica Investors, Inc.2/5/

         (3)      Not Applicable.

         (4)      Not Applicable.

         (5) Form of Investment Advisory and Administrative Services Agreement between Transamerica
                  Investors, Inc. and Transamerica Investment Services,
Inc.2/5/13

         (6)      (a)   Form of Distribution Agreement between Transamerica
                         Investors, Inc. and
                        Transamerica Securities Sales Corporation ("TSSC").2/13

                  (b)   Form of Selling Agreement between TSSC and Transamerica
                         Financial Resources, Inc.2/

                  (c) Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co.2/

         (7)      Not Applicable.

         (8)     (a)Form of Custodian Agreement between Transamerica Investors,
                     Inc. and State Street Bank and Trust Company.2/
                                                   -

                  (b)Form of Sub-Custodian Agreement between State Street Bank and Trust Company and State Street London Limited.2/

         (9)      Transfer Agency Agreement between Transamerica Investors, Inc.
                     and Boston Financial Data Services.2/

       (10)       Opinion and Consent of Counsel 6/


         (11)     Auditors Consent 11/12/13/14


         (12) No Financial Statements are omitted from Item 23.

         (13)     Subscription agreement.2/

         (14)     Form of Disclosure Statement and Custodial Account Agreement
                    for Transamerica Investors IRA.2/

         (15)(i)     Form of Plan of Distribution Pursuant to Rule 12b-1.2/

                  (a)  Investor Shares.
                       (1) Transamerica Premier Equity Fund (2) Transamerica Premier Index Fund (3) Transamerica Premier Bond Fund (4) Transamerica Premier Balanced Fund (5) Transamerica
                       Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

                  (b)  Adviser Shares.
                       (1) Transamerica Premier Equity Fund (2) Transamerica Premier Index Fund (3) Transamerica Premier Bond Fund (4) Transamerica Premier Balanced Fund (5) Transamerica
                       Premier Short-Term Government Fund (6) Transamerica Premier Cash Reserve Fund

         (15)(ii)  Premier Aggressive Growth Fund 5/
                  Premier Small Company Fund 5/
         (15)(iii)  Premier High Yield Bond Fund (11)
         (15)(iv)  Premier Value Fund 13/

         (c)       Class A Shares:13/
                  (1)   Transamerica  Premier  Equity  Fund
                      (2)  Transamerica    Premier    Index   Fund
                  (3)   Transamerica    Premier    Bond    Fund
                  (4)   Transamerica   Premier   Balanced   Fund
                   (5) Transamerica  Premier  Cash Reserve Fund
                  (6)   Premier Aggressive Growth Fund
                  (7)   Premier Small Company Fund
                  (8)   Premier High Yield Bond Fund
                  (9)   Premier Value Fund

         (d)       Class M Shares:13/
                  (2)   Transamerica  Premier  Equity  Fund
                      (2)  Transamerica    Premier    Index   Fund
                  (3)   Transamerica    Premier    Bond    Fund
                  (4)   Transamerica   Premier   Balanced   Fund
                   (5) Transamerica  Premier  Cash Reserve Fund
                  (10)  Premier Aggressive Growth Fund
                  (11)  Premier Small Company Fund
                  (12)  Premier High Yield Bond Fund
                  (13)  Premier Value Fund



         (16)     Not Applicable.

         (17)     Not Applicable.

         (18)     Form of Multi-Class Plan Pursuant to Rule 18f-3.2/13

         (19)     Powers of Attorney.2/5/

         (27)     Financial Data Schedule 6/12/

1/ Filed with initial registration statement on April 3, 1995.

2/       Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995.

3/ Filed with Pre-Effective Amendment No. 2 to this registration statement on September 18, 1995.

4/ Filed with Post-Effective Amendment No. 1 to this registration statement on April 2, 1996.

5/ Filed with Post-Effective Amendment No. 2 to this registration statement on April 11, 997.

6/ Filed with Post-Effective Amendment No. 3 to this registration statement on April 28, 1997.

7/ Filed with Post-Effective Amendment No. 4 to this registration statement on June 26, 1997.

8/ Filed with Post-Effective Amendment No. 5 to this registration statement on July 1, 1997.

9/ Filed with Post-Effective Amendment No. 6 to this registration statement on December 31, 1997.

10/ Filed with Post-Effective Amendment No. 7 to this registration statement on January 14, 1998.

11/ File with Post-Effective Amendment No. 8 to this registration statement on February 3, 1998.


12/ Filed with Post-Effective Amendment No. 9 to this registration statement on March 31, 1998.

13/ File with Post-Effective Amendment No. 10 to this registration Statement on April 29, 1998.

14/      Filed herewith.



Item 25. Person Controlled by or Under Common Control With the Registrant.

         The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:







                    TRANSAMERICA CORPORATION AND SUBSIDIARIES

                     WITH STATE OR COUNTRY OF INCORPORATION



Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
- AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE



Item 26. Numbers of Holders of Securities.



Item 27.  Indemnification

         Transamerica Investors' Bylaws provide in Article VII as follows:

         Section 1.  OFFICERS,  DIRECTORS,  EMPLOYEES,  AGENTS AND  OTHERS.  The
Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

         (a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

         (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

         (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this
         Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

         (f) The Corporation  further  undertakes  that  advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person's good faith belief that the standard of conduct necessary for indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and
         (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period from the date of effectiveness of this registration statement to 2/1/96. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:

Transamerica Investment Services, Inc. (the "Adviser") is a registered investment adviser. The Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information as to the officers and directors of the Adviser is included in its Form ADV last filed in March 1995 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.


Item 29.  Principal Underwriter

         (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds.

         (b) TSSC is the principal underwriter for the Registrant. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the funds. Set forth below is a list of the directors and officers of TSSC and TFR and their positions with the Registrant.


NAME AND PRINCIPAL                 POSITIONS AND OFFICE         POSITIONS
BUSINESS ADDRESS*                  WITH TSSC                    WITH REGISTRANT

Barbara A. Kelley                  President and Director       None
Regina M. Fink                     Secretary and Director       None
Benjamin Tang                      Treasurer                    None
Nooruddin Veerjee                  Director                     Director & CEO
Dan S. Trivers                     Senior Vice President        None
Nicki Bair                         Vice President               President
Christopher W. Shaw                Second Vice President        Assistant Vice
                                                                       President

* The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.




NAME AND PRINCIPAL              POSITIONS AND OFFICES        POSITIONS
BUSINESS ADDRESS*                  WITH TFR                                  WITH

                                                                                REGISTRANT

Nooruddin S. Veerjee                Chairman and Director     Director and Chief Executive Officer
Barbara A. Kelley                  President and Director              None
Regina M. Fink                     Secretary and Counsel               None
Monica Suryapranata                 Treasurer                          None
Gilbert Cronin                      Director                                    None
James W. Dederer                   Director                                     None
John Leon                          Second Vice-President               None
                                 And Director of Due Diligence

Dan Trivers Vice President,         None
                           Director of Administration
                                    and Chief Compliance  Officer
Ronald F. Wagley                   Director                                     None
Kerry Rider       None
                            Second Vice President and
                                    Director of Compliance

* The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.


Item 30. Location and Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

 Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.


Item 31. Management Services

         All management contracts are discussed in Parts A or B.

Items 32. Undertakings

  (a)    Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund's outstanding shares, and to assist in communication with other shareholders as required by
Section 16(c).

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness if this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 10th day ofJune, 1998.


                          TRANSAMERICA INVESTORS, INC.

                         By: /s/Nicki Bair
                           Nicki Bair
                                    President



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



Signatures                          Titles                             Date


______________________*     Director and Chief                June 10, 1998
Nooruddin Veerjee                      Executive Officer

______________________*     President                          June 10, 1998
Nicki Bair
______________________*      Treasurer and                    June 10, 1998
Susan Hughes                   Chief Accounting Officer

______________________*     Director                          June 10, 1998
Sidney E. Harris
______________________*     Director                          June 10, 1998
Charles C. Reed
_____________________ *     Director                          June 10, 1998
Gary U. Rolle
______________________ *    Director                          June 10, 1998
Carl R. Terzian

By:/s/   Nicki Bair                 On June 10, 1998 as
                                   Attorney-in-Fact pursuant to

         Nicki Bair                 powers of attorney filed herewith.


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Exhibit (11) Consent of Independent Auditors

Ernst & Young LLP 515 South Flower Street, Los Angeles, California 90071
(213)977-3200

CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

We consent to the reference to our firm under the cpations "Financial Highlights" and "Other Information" in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Registration Statement (Form N-1A No, 33-90888) and related Prospectus and Statement of Additional Information of Transamerica Investors, Inc. and to the incorporation by reference therein of our report dated January 30, 1998, with respect to the financial statements and financial highlights in its Annual Report for the year ended December 31, 1997 filed with the Securities and Exchange Commission.

/s/ Ernst & Young LLP

Los Angeles, California
June 12, 1998
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